UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York, 10105

(Address of principal executive offices)

Shane Daly

Executive Vice President and Secretary

Equitable Investment Management Group, LLC

1345 Avenue of the Americas

New York, New York 10105

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 - April 30, 2024

Item 1.	Reports to Stockholders.

Item 1(a):

Semi-Annual Report

April 30, 2024

1290 Funds

Semi-Annual Report

April 30, 2024

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Information Technology	38.4%
Consumer Discretionary	16.2
Investment Companies	12.9
Communication Services	11.9
Industrials	10.0
Health Care	7.4
Financials	6.1
Consumer Staples	5.3
Energy	1.7
Materials	0.8
Utilities	0.3
Cash and Other	(11.0)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A†
Actual	$1,000.00	$1,122.40	$3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class I
Actual	1,000.00	1,199.30	3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.66	3.24

†  Commenced operations on November 30, 2023.

* Expenses are equal to the Fund’s A and I shares annualized expense ratio of 0.90% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for the hypothetical example (to reflect the one-half year period) and multiplied by 153/366 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.9%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	386	$11,885

Entertainment (0.8%)
Live Nation Entertainment, Inc.*	65	5,779
Netflix, Inc.*	784	431,702
TKO Group Holdings, Inc., Class A	72	6,816

		444,297

Interactive Media & Services (11.0%)
Alphabet, Inc., Class A*	11,248	1,830,949
Alphabet, Inc., Class C*	9,367	1,542,183
Match Group, Inc.*	291	8,969
Meta Platforms, Inc., Class A	5,708	2,455,410

		5,837,511

Media (0.1%)
Charter Communications, Inc., Class A*	152	38,903

Total Communication Services		6,332,596

Consumer Discretionary (16.2%)
Automobiles (0.3%)
Tesla, Inc.*	943	172,833

Broadline Retail (5.8%)
Amazon.com, Inc.*	16,709	2,924,075
Coupang, Inc., Class A*	6,210	139,725
Etsy, Inc.*	69	4,738

		3,068,538

Distributors (0.3%)
Pool Corp.	467	169,301

Diversified Consumer Services (0.0%)†
H&R Block, Inc.	151	7,132

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	717	113,695
Booking Holdings, Inc.	23	79,397
Chipotle Mexican Grill, Inc.*	158	499,217
Choice Hotels International, Inc. (x)	266	31,457
Churchill Downs, Inc.	230	29,670
Darden Restaurants, Inc.	625	95,881
Domino’s Pizza, Inc.	47	24,876
Expedia Group, Inc.*	377	50,756
Hilton Worldwide Holdings, Inc.	111	21,898
Las Vegas Sands Corp.	2,717	120,526
Marriott International, Inc., Class A	201	47,462
McDonald’s Corp.	144	39,318
Norwegian Cruise Line Holdings Ltd.*	1,492	28,229
Planet Fitness, Inc., Class A*	47	2,812
Royal Caribbean Cruises Ltd.*	797	111,285
Starbucks Corp.	479	42,387
Texas Roadhouse, Inc., Class A	976	156,921
Wingstop, Inc.	55	21,163
Wynn Resorts Ltd.	5	458
Yum! Brands, Inc.	254	35,877

		1,553,285

Household Durables (0.0%)†
NVR, Inc.*	2	14,878

Leisure Products (0.0%)†
Brunswick Corp.	82	6,613
Polaris, Inc.	38	3,236

		9,849

Specialty Retail (5.4%)
AutoZone, Inc.*	13	38,433
Best Buy Co., Inc.	325	23,933
Burlington Stores, Inc.*	1,041	187,318
CarMax, Inc.*	83	5,641
Dick’s Sporting Goods, Inc.	21	4,220
Five Below, Inc.*	434	63,512
Floor & Decor Holdings, Inc., Class A*	1,555	171,563
Home Depot, Inc. (The)	2,032	679,135
Lowe’s Cos., Inc.	269	61,329
Murphy USA, Inc.	251	103,869
O’Reilly Automotive, Inc.*	45	45,597
RH*	2	494
Ross Stores, Inc.	2,611	338,255
TJX Cos., Inc. (The)	5,958	560,588
Tractor Supply Co.	1,086	296,565
Ulta Beauty, Inc.*	571	231,164
Valvoline, Inc.*	26	1,105
Wayfair, Inc., Class A (x)*	59	2,959
Williams-Sonoma, Inc.	122	34,987

		2,850,667

Textiles, Apparel & Luxury Goods (1.5%)
Crocs, Inc.*	1,010	125,614
Deckers Outdoor Corp.*	343	280,735
Lululemon Athletica, Inc.*	685	247,011
NIKE, Inc., Class B	1,562	144,110
Skechers USA, Inc., Class A*	113	7,464
Tapestry, Inc.	243	9,700

		814,634

Total Consumer Discretionary		8,661,117

Consumer Staples (5.3%)
Beverages (0.9%)
Brown-Forman Corp., Class A	36	1,766
Brown-Forman Corp., Class B	229	10,958
Celsius Holdings, Inc.*	603	42,976
Coca-Cola Co. (The)	1,728	106,739
Monster Beverage Corp.*	1,863	99,577
PepsiCo, Inc.	1,269	223,230

		485,246

Consumer Staples Distribution & Retail (3.4%)
BJ’s Wholesale Club Holdings, Inc.*	440	32,859
Casey’s General Stores, Inc.	47	15,020
Costco Wholesale Corp.	1,320	954,228
Dollar General Corp.	963	134,040
Maplebear, Inc.*	71	2,423
Sysco Corp.	1,609	119,581
Target Corp.	3,358	540,571

		1,798,722

Food Products (0.2%)
Hershey Co. (The)	499	96,766
Lamb Weston Holdings, Inc.	198	16,501

		113,267

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.7%)
Church & Dwight Co., Inc.	649	$70,021
Clorox Co. (The)	657	97,150
Kimberly-Clark Corp.	1,232	168,205
Procter & Gamble Co. (The)	344	56,141

		391,517

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	139	20,393
Kenvue, Inc.	2,228	41,931

		62,324

Total Consumer Staples		2,851,076

Energy (1.7%)
Energy Equipment & Services (0.1%)
Halliburton Co.	1,115	41,779

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Corp.	1,170	16,193
APA Corp.	2,490	78,286
Cheniere Energy, Inc.	1,331	210,058
Hess Corp.	912	143,631
New Fortress Energy, Inc. (x)	623	16,323
ONEOK, Inc.	104	8,228
Ovintiv, Inc.	1,148	58,915
Targa Resources Corp.	2,438	278,078
Texas Pacific Land Corp.	126	72,614

		882,326

Total Energy		924,105

Financials (6.1%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	8	13,494
NU Holdings Ltd., Class A*	3,100	33,666

		47,160

Capital Markets (1.6%)
Ameriprise Financial, Inc.	924	380,494
Blackstone, Inc.	413	48,160
FactSet Research Systems, Inc.	148	61,700
KKR & Co., Inc.	409	38,066
LPL Financial Holdings, Inc.	507	136,449
Moody’s Corp.	356	131,837
MSCI, Inc.	41	19,097
S&P Global, Inc.	6	2,495
XP, Inc., Class A	374	7,656

		825,954

Consumer Finance (0.2%)
American Express Co.	347	81,208

Financial Services (3.1%)
Apollo Global Management, Inc.	2,321	251,550
Fiserv, Inc.*	45	6,870
Mastercard, Inc., Class A	1,585	715,152
Visa, Inc., Class A	2,626	705,370

		1,678,942

Insurance (1.1%)
Arch Capital Group Ltd.*	369	34,516
Everest Group Ltd.	45	16,489
Kinsale Capital Group, Inc.	217	78,825
Marsh & McLennan Cos., Inc.	313	62,422
Primerica, Inc.	343	72,668
Progressive Corp. (The)	1,512	314,874
RenaissanceRe Holdings Ltd.	129	28,283

		608,077

Total Financials		3,241,341

Health Care (7.4%)
Biotechnology (1.8%)
AbbVie, Inc.	2,649	430,833
Alnylam Pharmaceuticals, Inc.*	80	11,516
Amgen, Inc.	470	128,752
BioMarin Pharmaceutical, Inc.*	98	7,914
Incyte Corp.*	233	12,128
Neurocrine Biosciences, Inc.*	434	59,692
Regeneron Pharmaceuticals, Inc.*	16	14,251
Vertex Pharmaceuticals, Inc.*	772	303,249

		968,335

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	57	6,040
Align Technology, Inc.*	618	174,511
Dexcom, Inc.*	1,392	177,327
Edwards Lifesciences Corp.*	1,629	137,927
IDEXX Laboratories, Inc.*	559	275,453
Intuitive Surgical, Inc.*	332	123,046
ResMed, Inc.	409	87,522
Stryker Corp.	66	22,209

		1,004,035

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	159	16,383
Cencora, Inc.	553	132,195
Cigna Group (The)	8	2,856
Elevance Health, Inc.	54	28,543
HCA Healthcare, Inc.	33	10,224
Humana, Inc.	230	69,481
McKesson Corp.	42	22,563
Molina Healthcare, Inc.*	368	125,893
UnitedHealth Group, Inc.	178	86,099

		494,237

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	627	85,924
Illumina, Inc.*	164	20,180
Mettler-Toledo International, Inc.*	26	31,972
Thermo Fisher Scientific, Inc.	62	35,261
Waters Corp.*	253	78,187
West Pharmaceutical Services, Inc.	272	97,235

		348,759

Pharmaceuticals (2.1%)
Eli Lilly and Co.	1,074	838,901
Jazz Pharmaceuticals plc*	216	23,922
Merck & Co., Inc.	302	39,025
Zoetis, Inc.	1,446	230,261

		1,132,109

Total Health Care		3,947,475

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.0%)
Aerospace & Defense (0.3%)
Boeing Co. (The)*	43	$7,217
BWX Technologies, Inc.	175	16,760
Lockheed Martin Corp.	311	144,593
TransDigm Group, Inc.	9	11,232

		179,802

Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	241	26,826
United Parcel Service, Inc., Class B	869	128,160

		154,986

Building Products (0.6%)
A.O. Smith Corp.	132	10,935
Advanced Drainage Systems, Inc.	871	136,747
Armstrong World Industries, Inc.	184	21,138
Trex Co., Inc.*	1,420	125,741

		294,561

Commercial Services & Supplies (1.1%)
Cintas Corp.	210	138,251
Copart, Inc.*	3,666	199,100
Rollins, Inc.	1,042	46,432
Waste Management, Inc.	888	184,722

		568,505

Construction & Engineering (0.2%)
EMCOR Group, Inc.	204	72,862
Quanta Services, Inc.	153	39,560

		112,422

Electrical Equipment (0.0%)†
Vertiv Holdings Co., Class A	198	18,414

Ground Transportation (1.5%)
Avis Budget Group, Inc.	7	668
CSX Corp.	1,724	57,271
JB Hunt Transport Services, Inc.	211	34,302
Landstar System, Inc.	371	64,706
Old Dominion Freight Line, Inc.	1,550	281,651
Saia, Inc.*	39	15,477
Uber Technologies, Inc.*	505	33,466
U-Haul Holding Co. (Nasdaq Stock Exchange)*	39	2,466
U-Haul Holding Co. (New York Stock exchange)	423	25,938
Union Pacific Corp.	1,290	305,937

		821,882

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	88	16,960

Machinery (2.8%)
Caterpillar, Inc.	1,843	616,613
Deere & Co.	1,245	487,305
Donaldson Co., Inc.	648	46,786
Graco, Inc.	532	42,666
Illinois Tool Works, Inc.	696	169,901
Lincoln Electric Holdings, Inc.	694	152,354
Otis Worldwide Corp.	26	2,371

		1,517,996

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	421	5,688
Delta Air Lines, Inc.	355	17,775

		23,463

Professional Services (1.7%)
Automatic Data Processing, Inc.	1,199	290,026
Booz Allen Hamilton Holding Corp.	515	76,050
Broadridge Financial Solutions, Inc.	234	45,258
Paychex, Inc.	2,242	266,372
Paycom Software, Inc.	339	63,725
Verisk Analytics, Inc.	676	147,341

		888,772

Trading Companies & Distributors (1.4%)
Fastenal Co.	3,872	263,064
United Rentals, Inc.	129	86,171
Watsco, Inc.	46	20,595
WW Grainger, Inc.	407	374,989

		744,819

Total Industrials		5,342,582

Information Technology (38.4%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	678	173,948
Motorola Solutions, Inc.	570	193,315
Ubiquiti, Inc.	3	323

		367,586

Electronic Equipment, Instruments & Components (0.5%)
CDW Corp.	461	111,497
Jabil, Inc.	1,013	118,886
Keysight Technologies, Inc.*	138	20,416

		250,799

IT Services (1.1%)
Accenture plc, Class A	1,170	352,065
EPAM Systems, Inc.*	287	67,519
Gartner, Inc.*	337	139,043
GoDaddy, Inc., Class A*	388	47,483
Twilio, Inc., Class A*	44	2,635
VeriSign, Inc.*	4	678

		609,423

Semiconductors & Semiconductor Equipment (14.2%)
Advanced Micro Devices, Inc.*	1,621	256,734
Allegro MicroSystems, Inc.*	476	14,132
Applied Materials, Inc.	3,363	668,060
Broadcom, Inc.	783	1,018,111
Enphase Energy, Inc.*	854	92,881
KLA Corp.	534	368,081
Lam Research Corp.	697	623,404
Microchip Technology, Inc.	927	85,266
NVIDIA Corp.	4,306	3,720,470
QUALCOMM, Inc.	3,276	543,325
Teradyne, Inc.	656	76,306
Texas Instruments, Inc.	663	116,966

		7,583,736

Software (13.3%)
Adobe, Inc.*	440	203,645

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AppLovin Corp., Class A*	153	$10,797
Autodesk, Inc.*	731	155,593
Dropbox, Inc., Class A*	253	5,859
Fair Isaac Corp.*	32	36,266
Fortinet, Inc.*	1,481	93,570
Intuit, Inc.	493	308,431
Manhattan Associates, Inc.*	294	60,582
Microsoft Corp.	13,633	5,307,736
Nutanix, Inc., Class A*	61	3,703
Oracle Corp.	1,177	133,884
Palo Alto Networks, Inc.*	635	184,715
Salesforce, Inc.	1,270	341,554
ServiceNow, Inc.*	370	256,532

		7,102,867

Technology Hardware, Storage & Peripherals (8.6%)
Apple, Inc.	26,611	4,532,652
HP, Inc.	162	4,551
NetApp, Inc.	293	29,947
Pure Storage, Inc., Class A*	909	45,814

		4,612,964

Total Information Technology		20,527,375

Materials (0.8%)
Chemicals (0.4%)
Linde plc	52	22,930
PPG Industries, Inc.	219	28,251
RPM International, Inc.	295	31,539
Sherwin-Williams Co. (The)	487	145,910

		228,630

Construction Materials (0.3%)
Eagle Materials, Inc.	371	93,013
Vulcan Materials Co.	114	29,370

		122,383

Containers & Packaging (0.1%)
Avery Dennison Corp.	54	11,733
Graphic Packaging Holding Co.	2,046	52,889

		64,622

Total Materials		415,635

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	4,490	80,371
Vistra Corp.	991	75,158

Total Utilities		155,529

Total Common Stocks (98.1%) (Cost $49,569,383)		52,398,831

SHORT-TERM INVESTMENTS:
Investment Companies (12.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.24% (7 day yield) (xx)	38,695	38,694
JPMorgan Prime Money Market Fund, IM Shares 5.56% (7 day yield)	6,828,531	6,829,897

Total Investment Companies		6,868,591

Total Short-Term Investments (12.9%) (Cost $6,868,591)		6,868,591

Total Investments in Securities (111.0%) (Cost $56,437,974)		59,267,422
Other Assets Less Liabilities (-11.0%)		(5,879,660)

Net Assets (100%)		$53,387,762

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $37,281. This was collateralized by cash of $38,694 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,332,596	$—	$—	$6,332,596
Consumer Discretionary	8,661,117	—	—	8,661,117
Consumer Staples	2,851,076	—	—	2,851,076
Energy	924,105	—	—	924,105
Financials	3,241,341	—	—	3,241,341
Health Care	3,947,475	—	—	3,947,475
Industrials	5,342,582	—	—	5,342,582
Information Technology	20,527,375	—	—	20,527,375
Materials	415,635	—	—	415,635
Utilities	155,529	—	—	155,529
Short-Term Investments
Investment Companies	6,868,591	—	—	6,868,591

Total Assets	$59,267,422	$—	$—	$59,267,422

Total Liabilities	$—	$—	$—	$—

Total	$59,267,422	$—	$—	$59,267,422

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,744,446
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,579,359

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,593,532
Aggregate gross unrealized depreciation	(776,695)

Net unrealized appreciation	$2,816,837

Federal income tax cost of investments in securities and derivative instruments, if applicable	$56,450,585

For the six months ended April 30, 2024, the Fund incurred approximately $95 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $56,437,974)	$59,267,422
Cash	750,000
Receivable for Fund shares sold	6,091,100
Prepaid registration and filing fees	17,675
Dividends, interest and other receivables	16,924
Securities lending income receivable	7
Other assets	3,969

Total assets	66,147,097

LIABILITIES
Payable for securities purchased	12,703,796
Payable for return of collateral on securities loaned	38,694
Administrative fees payable	3,261
Payable for Fund shares repurchased	204
Transfer agent fees payable	55
Distribution fees payable – Class A	24
Accrued expenses	13,301

Total liabilities	12,759,335

Commitments and contingent liabilities^
NET ASSETS	$53,387,762

Net assets were comprised of:
Paid in capital	$49,605,012
Total distributable earnings (loss)	3,782,750

Net assets	$53,387,762

Class A
Net asset value, offering and redemption price per share, $111,632 / 7,283 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.33
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price per share	$16.22

Class I
Net asset value, offering and redemption price per share, $53,276,130 / 3,473,087 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.34

(x)	Includes value of securities on loan of $37,281.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$106,543
Interest	2,542
Securities lending (net)	21

Total income	109,106

EXPENSES
Investment advisory fees	62,405
Professional fees	34,428
Administrative fees	18,723
Registration and filing fees	10,477
Printing and mailing expenses	9,333
Transfer agent fees	6,969
Custodian fees	1,840
Trustees’ fees	430
Distribution fees – Class A	115
Miscellaneous	3,230

Gross expenses	147,950
Less: Waiver from investment adviser	(67,418)

Net expenses	80,532

NET INVESTMENT INCOME (LOSS)	28,574

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	945,141
Net change in unrealized appreciation (depreciation) on investments in securities	2,292,146

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,237,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,265,861

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,574	$102,821
Net realized gain (loss)	945,141	71,819
Net change in unrealized appreciation (depreciation)	2,292,146	48,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,265,861	223,083

Distributions to shareholders:
Class A	(541)	—
Class I	(141,958)	(211,104)

Total distributions to shareholders	(142,499)	(211,104)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,283 and 0 shares, respectively ]	100,000	—

Total Class A transactions	100,000	—

Class I
Capital shares sold [ 3,038,306 and 112,639 shares, respectively ]	44,621,233	1,484,540
Capital shares issued in reinvestment of dividends [ 1,189 and 6,061 shares, respectively ]	16,779	78,969
Capital shares repurchased [ (33,645) and (55,092) shares, respectively ]	(482,761)	(729,068)

Total Class I transactions	44,155,251	834,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,255,251	834,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,378,613	846,420
NET ASSETS:
Beginning of period	6,009,149	5,162,729

End of period	$53,387,762	$6,009,149

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	November 30, 2023* to April 30, 2024 (Unaudited)
Net asset value, beginning of period	$13.73

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#
Net realized and unrealized gain (loss)	1.67

Total from investment operations	1.67

Less distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	(0.04)

Total dividends and distributions	(0.07)

Net asset value, end of period	$15.33

Total return (b)	12.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)
Before waivers and reimbursements (a)(f)	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.01	)%(l)
Before waivers and reimbursements (a)(f)	(0.49	)%(l)
Portfolio turnover rate^	24	%(z)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$12.86		$12.79		$15.21		$11.77		$12.38		$11.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.24	(x)	0.25	(x)	0.16	(x)	0.24	(x)	0.22	(x)
Net realized and unrealized gain (loss)	2.54		0.36		(2.36)		3.66		(0.61)		1.34

Total from investment operations	2.56		0.60		(2.11)		3.82		(0.37)		1.56

Less distributions:
Dividends from net investment income	(0.04)		(0.28)		(0.16)		(0.22)		(0.22)		(0.21)
Distributions from net realized gains	(0.04)		(0.25)		(0.15)		(0.16)		(0.02)		(0.04)

Total dividends and distributions	(0.08)		(0.53)		(0.31)		(0.38)		(0.24)		(0.25)

Net asset value, end of period	$15.34		$12.86		$12.79		$15.21		$11.77		$12.38

Total return (b)	19.93%		4.63%		(14.17)%		33.13%		(3.11)%		14.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,276		$6,009		$5,163		$5,658		$3,818		$3,490
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)	0.53	%**(o)	0.52	%(k)
Before waivers and reimbursements (a)(f)	1.18%		2.75%		2.75%		3.24%		4.31%		4.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.23%		1.77	%(x)	1.84	%(x)	1.13	%(x)	2.01	%(x)	1.93	%(x)
Before waivers and reimbursements (a)(f)	(0.31)%		(0.45	)%(x)	(0.39	)%(x)	(1.58	)%(x)	(1.78	)%(x)	(2.39	)%(x)
Portfolio turnover rate^	24	%(z)	7%		8%		4%		9%		2%

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
**	Includes Tax expense of 0.01%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for A and 0.65% for I.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% for I.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% for I.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DIVERSIFIED BOND FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Mortgage-Backed Securities	37.0%
U.S. Treasury Obligations	31.1
Foreign Government Securities	16.3
Energy	3.1
Investment Companies	2.7
Foreign Government Treasury Bill	2.2
Commercial Mortgage-Backed Securities	1.7
Financials	1.5
Materials	0.4
Cash and Other	4.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,056.90	$3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class I
Actual	1,000.00	1,057.90	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.51
Class R
Actual	1,000.00	1,054.70	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 0.75%, 0.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Commercial Mortgage-Backed Securities (1.7%)
CFCRE Commercial Mortgage Trust, Series 2016-C4 D 5.000%, 5/10/58 (l)§		$2,200,000	$1,903,029
Citigroup Commercial Mortgage Trust, Series 2015-GC27 D 4.566%, 2/10/48 (l)§		6,630,000	6,045,621
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24 D 3.257%, 5/15/48§		2,520,000	2,182,267

Total Commercial Mortgage-Backed Securities			10,130,917

Corporate Bonds (5.0%)
Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Baytex Energy Corp. 8.500%, 4/30/30§		5,720,000	5,970,879
Petroleos Mexicanos 5.350%, 2/12/28 (x)		14,860,000	13,001,014

Total Energy			18,971,893

Financials (1.5%)
Capital Markets (1.0%)
Ares Capital Corp. 4.250%, 3/1/25		1,070,000	1,052,413
Golub Capital BDC, Inc. 2.500%, 8/24/26		5,275,000	4,819,893

			5,872,306

Financial Services (0.5%)
Freedom Mortgage Corp. 6.625%, 1/15/27§		3,210,000	3,089,625

Total Financials			8,961,931

Materials (0.4%)
Metals & Mining (0.4%)
Corp. Nacional del Cobre de Chile 6.440%, 1/26/36§		1,130,000	1,125,198
6.300%, 9/8/53§		1,570,000	1,487,606

Total Materials			2,612,804

Total Corporate Bonds			30,546,628

Foreign Government Securities (16.3%)
Mex Bonos Desarr Fix Rt Series M 8.000%, 7/31/53	MXN	242,000,000	11,419,061
Notas do Tesouro Nacional 10.000%, 1/1/31	BRL	96,000,000	17,107,870
10.000%, 1/1/33		32,500,000	5,691,027
Republic of Panama 3.870%, 7/23/60		5,660,000	3,095,511
4.500%, 1/19/63		4,770,000	2,902,545
Republic of South Africa Series 2048 8.750%, 2/28/48	ZAR	928,000,000	34,655,485
Titulos de Tesoreria Series B 7.250%, 10/26/50	COP	139,480,000,000	23,948,392

Total Foreign Government Securities			98,819,891

Mortgage-Backed Securities (37.0%)
FHLMC UMBS 4.000%, 7/1/52		$29,470,627	26,362,089
FNMA UMBS 5.000%, 10/1/52		1,825,226	1,733,649
5.000%, 11/1/52		29,562,900	28,079,629
5.500%, 12/1/52		3,667,280	3,565,678
5.500%, 1/1/53		22,979,816	22,343,160
GNMA 5.000%, 10/20/52		3,164,382	3,033,983
5.500%, 10/20/52		26,212,708	25,709,660
5.000%, 2/20/53		12,084,987	11,579,433
5.500%, 2/20/53		6,931,796	6,805,266
5.000%, 3/20/53		13,141,767	12,603,298
5.500%, 4/20/53		21,626,254	21,224,741
5.500%, 5/20/53		15,720,255	15,418,568
5.000%, 6/20/53		10,106,547	9,675,861
5.500%, 6/20/53		8,202,248	8,049,965
5.500%, 9/20/53		14,304,028	14,032,872
5.500%, 10/20/53		14,863,804	14,577,392

Total Mortgage-Backed Securities			224,795,244

U.S. Treasury Obligations (31.1%)
U.S. Treasury Bonds 2.875%, 5/15/52		178,120,000	125,220,106
U.S. Treasury Notes 3.875%, 8/15/33		68,010,000	63,838,491

Total U.S. Treasury Obligations			189,058,597

Total Long-Term Debt Securities (91.1%) (Cost $572,651,465)			553,351,277

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (2.2%)
Arab Republic of Egypt 26.29%, 12/17/24 (p)	EGP	737,225,000	13,208,884

	Number of Shares		Value (Note 1)
Investment Companies (2.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.56% (7 day yield) (xx)		80,990	80,990
JPMorgan Prime Money Market Fund, IM Shares 5.43% (7 day yield)		16,310,071	16,313,334

Total Investment Companies			16,394,324

Total Short-Term Investments (4.9%) (Cost $29,689,454)			29,603,208

Total Investments in Securities (96.0%) (Cost $602,340,919)			582,954,485
Other Assets Less Liabilities (4.0%)			24,074,571

Net Assets (100%)			$607,029,056

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2024, the market value of these securities amounted to $21,804,225 or 3.6% of net assets.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2024.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $78,834. This was collateralized by cash of $80,990 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Brazil	3.8%
Canada	1.0
Chile	0.4
Colombia	3.9
Egypt	2.2
Mexico	4.0
Panama	1.0
South Africa	5.7
United States	74.0
Cash and Other	4.0

100.0%

Futures contracts outstanding as of April 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	1,110	6/2024	GBP	132,846,909	(2,800,977)
U.S. Treasury 5 Year Note	3,262	6/2024	USD	341,669,017	(6,783,101)
U.S. Treasury 10 Year Ultra Note	831	6/2024	USD	91,591,781	(3,444,830)

					(13,028,908)

Short Contracts
Euro-Bund	(542)	6/2024	EUR	(75,241,186)	1,832,209
Japan 10 Year Bond	(110)	6/2024	JPY	(100,783,058)	676,873

					2,509,082

					(10,519,826)

Forward Foreign Currency Contracts outstanding as of April 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,820,628	EUR	11,920,000	Barclays Bank plc	5/7/2024	97,126
USD	49,340,980	EUR	46,000,000	UBS AG	5/7/2024	240,218
USD	14,970,797	HUF	5,470,000,000	Morgan Stanley	5/13/2024	66,787
ZAR	42,000,000	USD	2,188,959	UBS AG	5/15/2024	40,169
CLP	17,970,000,000	USD	18,593,823	HSBC Bank plc**	5/17/2024	119,722
USD	62,294,437	AUD	95,570,000	Barclays Bank plc	6/6/2024	315,620
USD	11,186,365	AUD	16,890,000	JPMorgan Chase Bank	6/6/2024	232,905
USD	946,252	AUD	1,430,000	Standard Chartered Bank	6/6/2024	18,872
USD	19,007,313	GBP	15,010,000	Barclays Bank plc	6/10/2024	247,632
USD	15,851,711	GBP	12,630,000	Morgan Stanley	6/10/2024	66,584

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	43,920,851	CHF	38,400,000	Goldman Sachs Bank USA	6/12/2024	1,949,672
USD	19,432,117	CHF	17,300,000	Morgan Stanley	6/12/2024	523,226
USD	12,680,570	JPY	1,903,000,000	HSBC Bank plc	6/17/2024	527,483
USD	50,833,156	JPY	7,641,000,000	JPMorgan Chase Bank	6/17/2024	2,035,606
USD	62,465,058	NZD	103,580,000	Barclays Bank plc	7/16/2024	1,430,440
USD	11,388,617	MXN	197,900,000	Citibank NA	7/29/2024	3,222
USD	68,261,437	EUR	63,630,000	JPMorgan Chase Bank	8/7/2024	53,735

Total unrealized appreciation						7,969,019

EUR	63,630,000	USD	67,978,156	JPMorgan Chase Bank	5/7/2024	(58,994)
EUR	11,920,000	USD	13,040,861	Morgan Stanley	5/7/2024	(317,360)
USD	18,754,706	EUR	17,630,000	HSBC Bank plc	5/7/2024	(63,695)
HUF	16,930,000,000	USD	46,683,108	Morgan Stanley	5/13/2024	(554,242)
USD	36,299,423	ZAR	694,800,000	HSBC Bank plc	5/15/2024	(576,730)
AUD	47,410,000	USD	30,788,528	Goldman Sachs Bank USA	6/6/2024	(42,313)
AUD	94,550,000	USD	61,544,486	JPMorgan Chase Bank	6/6/2024	(227,156)
AUD	19,340,000	USD	12,655,052	UBS AG	6/6/2024	(112,723)
CHF	11,470,000	USD	12,778,750	Morgan Stanley	6/12/2024	(242,046)
CHF	44,230,000	USD	48,904,000	UBS AG	6/12/2024	(560,633)
JPY	2,750,000,000	USD	18,974,337	Barclays Bank plc	6/17/2024	(1,412,073)
JPY	6,794,000,000	USD	46,885,156	JPMorgan Chase Bank	6/17/2024	(3,496,784)
NZD	103,580,000	USD	61,956,895	Barclays Bank plc	7/16/2024	(922,276)
CLP	12,280,000,000	USD	12,938,833	HSBC Bank plc**	7/17/2024	(155,979)
BRL	61,600,000	USD	11,908,444	HSBC Bank plc**	7/19/2024	(138,385)
MXN	197,900,000	USD	11,466,282	Citibank NA	7/29/2024	(80,887)
USD	12,313,624	COP	49,180,000,000	JPMorgan Chase Bank**	7/30/2024	(44,031)

Total unrealized depreciation						(9,006,307)

Net unrealized depreciation						(1,037,288)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Commercial Mortgage-Backed Securities	$—	$10,130,917	$—	$10,130,917
Corporate Bonds
Energy	—	18,971,893	—	18,971,893
Financials	—	8,961,931	—	8,961,931
Materials	—	2,612,804	—	2,612,804
Foreign Government Securities	—	98,819,891	—	98,819,891
Forward Currency Contracts	—	7,969,019	—	7,969,019
Futures	2,509,082	—	—	2,509,082
Mortgage-Backed Securities	—	224,795,244	—	224,795,244

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Foreign Government Treasury Bill	$—	$13,208,884	$—	$13,208,884
Investment Companies	16,394,324	—	—	16,394,324
U.S. Treasury Obligations	—	189,058,597	—	189,058,597

Total Assets	$18,903,406	$574,529,180	$—	$593,432,586

Liabilities:
Forward Currency Contracts	$—	$(9,006,307)	$—	$(9,006,307)
Futures	(13,028,908)	—	—	(13,028,908)

Total Liabilities	$(13,028,908)	$(9,006,307)	$—	$(22,035,215)

Total	$5,874,498	$565,522,873	$—	$571,397,371

Fair Values of Derivative Instruments as of April 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,509,082	*
Foreign exchange contracts	Receivables	7,969,019

Total		$10,478,101

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(13,028,908	)*
Foreign exchange contracts	Payables	(9,006,307)

Total		$(22,035,215)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(1,639,111)	$—	$—	$(1,639,111)
Foreign exchange contracts	—	(1,443,757)	—	(1,443,757)
Credit contracts	—	—	(2,732)	(2,732)

Total	$(1,639,111)	$(1,443,757)	$(2,732)	$(3,085,600)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(2,684,193)	$—	$(2,684,193)
Foreign exchange contracts	—	3,414,713	3,414,713

Total	$(2,684,193)	$3,414,713	$730,520

^ The Fund held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$527,128,000
Average notional value of contracts — short	215,651,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$425,821,000
Average settlement value sold — in USD	382,289,000

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$2,090,818	$(2,090,818)	$—	$—
Citibank NA	3,222	(3,222)	—	—
Goldman Sachs Bank USA	1,949,672	(42,313)	—	1,907,359
HSBC Bank plc	647,205	(647,205)	—	—
JPMorgan Chase Bank	2,322,246	(2,322,246)	—	—
Morgan Stanley	656,597	(656,597)	—	—
Standard Chartered Bank	18,872	—	—	18,872
UBS AG	280,387	(280,387)	—	—

Total	$7,969,019	$(6,042,788)	$—	$1,926,231

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$2,334,349	$(2,090,818)	$—	$243,531
Citibank NA	80,887	(3,222)	—	77,665
Goldman Sachs Bank USA	42,313	(42,313)	—	—
HSBC Bank plc	934,789	(647,205)	—	287,584
JPMorgan Chase Bank	3,826,965	(2,322,246)	(250,000)	1,254,719
Morgan Stanley	1,113,648	(656,597)	—	457,051
UBS AG	673,356	(280,387)	—	392,969

Total	$9,006,307	$(6,042,788)	$(250,000)	$2,713,519

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$134,304,388
Long-term U.S. government debt securities	221,042,620

$355,347,008

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$115,138,139
Long-term U.S. government debt securities	244,781,318

$359,919,457

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,398,106
Aggregate gross unrealized depreciation	(36,351,384)

Net unrealized depreciation	$(21,953,278)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$593,350,649

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $602,340,919)	$582,954,485
Cash	878,039
Foreign cash (Cost $306)	304
Cash held as collateral for forward foreign currency contracts	250,000
Due from broker for futures variation margin	16,162,150
Unrealized appreciation on forward foreign currency contracts	7,969,019
Dividends, interest and other receivables	7,675,437
Receivable for securities sold	1,330,039
Receivable for Fund shares sold	506,645
Prepaid registration and filing fees	25,400
Variation Margin on Centrally Cleared Swaps	39
Securities lending income receivable	24

Total assets	617,751,581

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	9,006,307
Payable for Fund shares repurchased	732,139
Payable for return of cash collateral on forward foreign currency contracts	540,000
Investment advisory fees payable	100,319
Payable for return of collateral on securities loaned	80,990
Administrative fees payable	76,100
Transfer agent fees payable	71,342
Dividends and distributions payable	5,685
Trustees’ fees payable	2,269
Distribution fees payable – Class R	1,137
Distribution fees payable – Class A	958
Accrued expenses	105,279

Total liabilities	10,722,525

Commitments and contingent liabilities^
NET ASSETS	$607,029,056

Net assets were comprised of:
Paid in capital	$792,380,496
Total distributable earnings (loss)	(185,351,440)

Net assets	$607,029,056

Class A
Net asset value and redemption price per share, $4,472,270 / 549,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.15
Maximum sales charge (4.50% of offering price)	0.38

Maximum offering price per share	$8.53

Class I
Net asset value, offering and redemption price per share, $599,835,073 / 73,250,544 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.19

Class R
Net asset value, offering and redemption price per share, $2,721,713 / 336,766 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.08

(x)	Includes value of securities on loan of $78,834.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$18,403,530
Dividends	335,532
Securities lending (net)	369

Total income	18,739,431

EXPENSES
Investment advisory fees	1,861,665
Administrative fees	465,548
Transfer agent fees	182,458
Professional fees	137,501
Custodian fees	84,533
Printing and mailing expenses	66,286
Registration and filing fees	30,031
Trustees’ fees	11,666
Distribution fees – Class R	6,765
Distribution fees – Class A	6,230
Miscellaneous	43,929

Gross expenses	2,896,612
Less: Waiver from investment adviser	(1,331,771)

Net expenses	1,564,841

NET INVESTMENT INCOME (LOSS)	17,174,590

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,153,400)
Futures contracts	(1,639,111)
Forward foreign currency contracts	(1,443,757)
Foreign currency transactions	(195,029)
Swaps	(2,732)

Net realized gain (loss)	(7,434,029)

Change in unrealized appreciation (depreciation) on:
Investments in securities	22,301,672
Futures contracts	(2,684,193)
Forward foreign currency contracts	3,414,713
Foreign currency translations	(53,423)

Net change in unrealized appreciation (depreciation)	22,978,769

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,544,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,719,330

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,174,590	$34,077,947
Net realized gain (loss)	(7,434,029)	(75,492,316)
Net change in unrealized appreciation (depreciation)	22,978,769	33,325,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,719,330	(8,089,180)

Distributions to shareholders:
Class A	(133,893)	(163,937)
Class I	(17,130,303)	(15,397,087)
Class R	(68,982)	(45,660)

Total distributions to shareholders	(17,333,178)	(15,606,684)

Tax return of capital:
Class A	—	(88,150)
Class I	—	(8,279,101)
Class R	—	(24,551)

Total tax return of capital	—	(8,391,802)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 68,724 and 83,483 shares, respectively ]	589,837	742,404
Capital shares issued in reinvestment of dividends [ 15,055 and 24,703 shares, respectively ]	129,133	224,297
Capital shares repurchased [ (173,913) and (262,790) shares, respectively ]	(1,483,396)	(2,310,066)

Total Class A transactions	(764,426)	(1,343,365)

Class I
Capital shares sold [ 6,524,908 and 17,626,727 shares, respectively ]	56,512,749	156,148,768
Capital shares issued in reinvestment of dividends [ 1,982,495 and 2,592,764 shares, respectively ]	17,084,406	23,622,504
Capital shares repurchased [ (6,319,605) and (18,330,147) shares, respectively ]	(54,565,457)	(160,540,380)

Total Class I transactions	19,031,698	19,230,892

Class R
Capital shares sold [ 44,711 and 200,824 shares, respectively ]	384,264	1,767,395
Capital shares issued in reinvestment of dividends [ 8,067 and 7,726 shares, respectively ]	68,598	69,671
Capital shares repurchased [ (22,804) and (120,330) shares, respectively ]	(196,997)	(1,083,042)

Total Class R transactions	255,865	754,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,523,137	18,641,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,909,289	(13,446,115)
NET ASSETS:
Beginning of period	573,119,767	586,565,882

End of period	$607,029,056	$573,119,767

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.92		$8.33	$10.70	$10.68	$10.34	$9.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.45	0.27	0.29	0.39 *	0.41 **
Net realized and unrealized gain (loss)	0.24		(0.54)	(2.41)	0.44	0.43	0.80

Total from investment operations	0.46		(0.09)	(2.14)	0.73	0.82	1.21

Less distributions:
Dividends from net investment income	(0.23)		(0.21)	(0.23)	(0.47)	(0.15)	(0.39)
Distributions from net realized gains	—		—	—	(0.22)	(0.33)	—
Return of capital	—		(0.11)	—	(0.02)	—	—

Total dividends and distributions	(0.23)		(0.32)	(0.23)	(0.71)	(0.48)	(0.39)

Net asset value, end of period	$8.15		$7.92	$8.33	$10.70	$10.68	$10.34

Total return (b)	5.69%		(1.50)%	(20.39)%	6.73%	8.32%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,472		$5,062	$6,608	$8,550	$7,796	$3,848
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.18%		1.22%	1.20%	1.22%	1.42%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.28%		5.07%	2.75%	2.62%	3.76%*	4.00%**
Before waivers and reimbursements (a)(f)	4.85%		4.60%	2.31%	2.15%	3.09%*	3.19%**
Portfolio turnover rate^	62	%(z)	193%	244%	165%	200%	194%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.96		$8.36	$10.72	$10.71	$10.37	$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.47	0.30	0.31	0.41 *	0.42 **
Net realized and unrealized gain (loss)	0.23		(0.54)	(2.42)	0.43	0.41	0.84

Total from investment operations	0.47		(0.07)	(2.12)	0.74	0.82	1.26

Less distributions:
Dividends from net investment income	(0.24)		(0.21)	(0.24)	(0.49)	(0.15)	(0.42)
Distributions from net realized gains	—		—	—	(0.22)	(0.33)	—
Return of capital	—		(0.12)	—	(0.02)	—	—

Total dividends and distributions	(0.24)		(0.33)	(0.24)	(0.73)	(0.48)	(0.42)

Net asset value, end of period	$8.19		$7.96	$8.36	$10.72	$10.71	$10.37

Total return (b)	5.79%		(1.23)%	(20.18)%	6.85%	8.34%	13.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$599,835		$565,647	$578,149	$673,625	$169,409	$81,249
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Before waivers and reimbursements (a)(f)	0.93%		0.97%	0.95%	0.96%	1.17%	1.34%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.54%		5.30%	3.04%	2.79%	3.95%*	4.12%**
Before waivers and reimbursements (a)(f)	5.11%		4.83%	2.59%	2.33%	3.28%*	3.28%**
Portfolio turnover rate^	62	%(z)	193%	244%	165%	200%	194%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class R			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.86		$8.27	$10.64	$10.63	$10.34	$9.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.42	0.26	0.25	0.35 *	0.35 **
Net realized and unrealized gain (loss)	0.23		(0.52)	(2.42)	0.45	0.41	0.85

Total from investment operations	0.44		(0.10)	(2.16)	0.70	0.76	1.20

Less distributions:
Dividends from net investment income	(0.22)		(0.20)	(0.21)	(0.45)	(0.14)	(0.37)
Distributions from net realized gains	—		—	—	(0.22)	(0.33)	—
Return of capital	—		(0.11)	—	(0.02)	—	—

Total dividends and distributions	(0.22)		(0.31)	(0.21)	(0.69)	(0.47)	(0.37)

Net asset value, end of period	$8.08		$7.86	$8.27	$10.64	$10.63	$10.34

Total return (b)	5.47%		(1.66)%	(20.60)%	6.44%	7.77%	12.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,722		$2,411	$1,808	$1,264	$298	$145
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.43%		1.47%	1.46%	1.47%	1.67%	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.04%		4.79%	2.68%	2.24%	3.43%*	3.51%**
Before waivers and reimbursements (a)(f)	4.61%		4.32%	2.22%	1.77%	2.75%*	2.63%**
Portfolio turnover rate^	62	%(z)	193%	244%	165%	200%	194%
*

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.08 lower and the ratios for each class would have been 0.73 lower.

**

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.07 lower and the ratios for each class would have been 0.65 lower.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 ESSEX SMALL CAP GROWTH FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Industrials	30.1%
Health Care	22.9
Information Technology	19.2
Consumer Discretionary	9.2
Financials	6.8
Investment Companies	5.2
Energy	3.1
Materials	1.6
Consumer Staples	1.2
Communication Services	0.5
Exchange Traded Fund	0.5
Cash and Other	(0.3)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,191.20	$6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.67
Class I
Actual	1,000.00	1,192.80	4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.42
Class R
Actual	1,000.00	1,190.70	7.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.00	6.92

* Expenses are equal to the Fund’s Class A, Class I and Class R shares annualized expense ratio of 1.13%, 0.88% and 1.38%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.5%)
Interactive Media & Services (0.5%)
EverQuote, Inc., Class A*	14,129	$284,982

Total Communication Services		284,982

Consumer Discretionary (9.2%)
Automobile Components (2.6%)
Patrick Industries, Inc.	7,755	810,320
Superior Industries International, Inc.*	166,739	623,604

		1,433,924

Diversified Consumer Services (2.7%)
Coursera, Inc.*	31,327	320,162
Frontdoor, Inc.*	8,691	266,727
Lincoln Educational Services Corp.*	80,512	858,258

		1,445,147

Hotels, Restaurants & Leisure (1.2%)
Sweetgreen, Inc., Class A*	30,224	679,133

Household Durables (1.8%)
Century Communities, Inc.	7,245	574,673
Lifetime Brands, Inc.	42,546	388,871

		963,544

Specialty Retail (0.9%)
Revolve Group, Inc., Class A*	19,082	379,923
ThredUp, Inc., Class A (x)*	71,379	114,206

		494,129

Total Consumer Discretionary		5,015,877

Consumer Staples (1.2%)
Food Products (1.2%)
SunOpta, Inc.*	96,431	631,623

Total Consumer Staples		631,623

Energy (3.1%)
Energy Equipment & Services (2.0%)
Expro Group Holdings NV*	22,603	424,032
TETRA Technologies, Inc.*	158,677	680,724

		1,104,756

Oil, Gas & Consumable Fuels (1.1%)
Matador Resources Co.	9,286	578,518

Total Energy		1,683,274

Financials (6.8%)
Banks (0.8%)
Bancorp, Inc. (The)*	14,745	441,465

Capital Markets (1.6%)
BGC Group, Inc., Class A	60,612	474,592
Evercore, Inc., Class A	2,360	428,340

		902,932

Financial Services (2.0%)
Paymentus Holdings, Inc., Class A*	53,216	1,086,139

Insurance (2.4%)
HCI Group, Inc.	7,409	845,959
Heritage Insurance Holdings, Inc.*	44,884	458,266

		1,304,225

Total Financials		3,734,761

Health Care (22.9%)
Biotechnology (4.6%)
Amicus Therapeutics, Inc.*	50,586	505,354
Dynavax Technologies Corp.*	32,234	366,501
Fennec Pharmaceuticals, Inc. (x)*	30,429	279,338
Insmed, Inc.*	28,011	692,432
Kiniksa Pharmaceuticals Ltd., Class A*	35,868	671,449

		2,515,074

Health Care Equipment & Supplies (6.8%)
Alphatec Holdings, Inc.*	57,501	725,663
Brainsway Ltd. (ADR)*	61,144	321,006
ClearPoint Neuro, Inc. (x)*	69,698	378,460
Myomo, Inc.*	113,435	370,932
Neuronetics, Inc.*	142,881	481,509
PROCEPT BioRobotics Corp.*	15,460	819,071
Stereotaxis, Inc.*	252,557	593,509

		3,690,150

Health Care Providers & Services (3.6%)
Biodesix, Inc.*	174,800	216,752
PetIQ, Inc., Class A*	26,684	435,483
Talkspace, Inc.*	284,548	870,717
Viemed Healthcare, Inc.*	52,960	433,742

		1,956,694

Health Care Technology (2.0%)
Augmedix, Inc. (x)*	111,769	302,894
OptimizeRx Corp.*	18,301	186,670
Phreesia, Inc.*	15,409	319,583
Sophia Genetics SA*	55,508	283,091

		1,092,238

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	71,325	186,871

Pharmaceuticals (5.6%)
Aquestive Therapeutics, Inc. (x)*	129,177	434,035
Evolus, Inc.*	52,603	619,137
EyePoint Pharmaceuticals, Inc.*	31,758	558,941
Ligand Pharmaceuticals, Inc.*	5,943	415,356
MediWound Ltd.*	24,889	463,184
Ocular Therapeutix, Inc.*	80,111	379,726
Revance Therapeutics, Inc.*	56,460	203,821

		3,074,200

Total Health Care		12,515,227

Industrials (30.1%)
Aerospace & Defense (4.3%)
Kratos Defense & Security Solutions, Inc.*	50,716	903,759
Leonardo DRS, Inc.*	67,757	1,458,131

		2,361,890

Building Products (3.0%)
Builders FirstSource, Inc.*	2,960	541,147
Caesarstone Ltd.*	69,510	438,608
Griffon Corp.	10,164	665,946

		1,645,701

Commercial Services & Supplies (5.5%)
CECO Environmental Corp.*	41,292	892,733
Enviri Corp.*	71,941	559,701
Montrose Environmental Group, Inc.*	18,052	783,818
Performant Financial Corp.*	122,401	325,587
Perma-Fix Environmental Services, Inc.*	40,001	458,011

		3,019,850

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (4.7%)
Argan, Inc.	10,561	$636,406
Great Lakes Dredge & Dock Corp.*	62,348	411,497
Matrix Service Co.*	43,445	489,191
Orion Group Holdings, Inc.*	44,950	319,594
Sterling Infrastructure, Inc.*	6,757	686,511

		2,543,199

Electrical Equipment (2.6%)
American Superconductor Corp.*	47,858	591,046
LSI Industries, Inc.	55,971	817,177

		1,408,223

Ground Transportation (0.7%)
Covenant Logistics Group, Inc., Class A	8,828	398,937

Machinery (3.0%)
Graham Corp.*	33,725	938,904
Manitex International, Inc. (x)*	65,257	339,989
Stratasys Ltd.*	34,899	339,218

		1,618,111

Professional Services (2.9%)
DLH Holdings Corp.*	20,919	222,160
Legalzoom.com, Inc.*	43,657	521,701
Willdan Group, Inc.*	28,725	809,758

		1,553,619

Trading Companies & Distributors (3.4%)
Alta Equipment Group, Inc.	35,205	391,127
MRC Global, Inc.*	55,869	627,409
Transcat, Inc.*	7,959	854,558

		1,873,094

Total Industrials		16,422,624

Information Technology (19.2%)
Communications Equipment (3.4%)
AudioCodes Ltd.	36,901	399,269
Ceragon Networks Ltd.*	229,342	635,277
Digi International, Inc.*	15,616	478,786
Lantronix, Inc.*	86,380	324,789

		1,838,121

Electronic Equipment, Instruments & Components (4.7%)
Arlo Technologies, Inc.*	41,525	514,080
Identiv, Inc.*	84,135	424,040
Mirion Technologies, Inc., Class A*	66,685	724,866
Novanta, Inc.*	4,235	662,777
Ouster, Inc.*	30,238	274,259

		2,600,022

IT Services (1.3%)
Backblaze, Inc., Class A*	42,196	392,845
Research Solutions, Inc.*	104,998	304,494

		697,339

Semiconductors & Semiconductor Equipment (2.5%)
Ichor Holdings Ltd.*	16,531	641,072
QuickLogic Corp. (x)*	22,605	349,473
Tower Semiconductor Ltd.*	11,836	389,050

		1,379,595

Software (6.2%)
AvePoint, Inc.*	59,739	464,172
Cognyte Software Ltd.*	71,736	489,240
Docebo, Inc.*	11,380	509,596
LiveRamp Holdings, Inc.*	8,804	282,697
OneSpan, Inc.*	46,309	501,063
SimilarWeb Ltd.*	54,889	405,630
Zeta Global Holdings Corp., Class A*	58,420	722,071

		3,374,469

Technology Hardware, Storage & Peripherals (1.1%)
Turtle Beach Corp.*	42,521	599,546

Total Information Technology		10,489,092

Materials (1.6%)
Chemicals (1.6%)
Aspen Aerogels, Inc.*	57,399	898,868

Total Materials		898,868

Total Common Stocks (94.6%) (Cost $45,417,102)		51,676,328

EXCHANGE TRADED FUND (ETF):
Equity (0.5%)
iShares Russell 2000 Growth ETF (x)	1,071	268,093

Total Exchange Traded Fund (0.5%) (Cost $241,674)		268,093

SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.24% (7 day yield) (xx)	1,211,259	1,211,259
JPMorgan Prime Money Market Fund, IM Shares 5.56% (7 day yield)	1,639,854	1,640,181

Total Investment Companies		2,851,440

Total Short-Term Investments (5.2%) (Cost $2,851,488)		2,851,440

Total Investments in Securities (100.3%) (Cost $48,510,264)		54,795,861
Other Assets Less Liabilities (-0.3%)		(183,493)

Net Assets (100%)		$54,612,368

*	Non-income producing.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $1,213,343. This was collateralized by $97,249 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52 and by cash of $1,211,259 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$284,982	$—	$—	$284,982
Consumer Discretionary	5,015,877	—	—	5,015,877
Consumer Staples	631,623	—	—	631,623
Energy	1,683,274	—	—	1,683,274
Financials	3,734,761	—	—	3,734,761
Health Care	12,515,227	—	—	12,515,227
Industrials	16,422,624	—	—	16,422,624
Information Technology	10,489,092	—	—	10,489,092
Materials	898,868	—	—	898,868
Exchange Traded Fund	268,093	—	—	268,093
Short-Term Investments
Investment Companies	2,851,440	—	—	2,851,440

Total Assets	$54,795,861	$—	$—	$54,795,861

Total Liabilities	$—	$—	$—	$—

Total	$54,795,861	$—	$—	$54,795,861

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,290,019
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,487,769

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,732,910
Aggregate gross unrealized depreciation	(4,465,207)

Net unrealized appreciation	$6,267,703

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,528,158

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $48,510,264)	$54,795,861
Cash	300,000
Receivable for securities sold	809,260
Receivable for Fund shares sold	110,423
Prepaid registration and filing fees	13,458
Dividends, interest and other receivables	6,404
Securities lending income receivable	529
Other assets	1,740

Total assets	56,037,675

LIABILITIES
Payable for return of collateral on securities loaned	1,211,259
Payable for securities purchased	150,422
Investment advisory fees payable	16,180
Payable for Fund shares repurchased	9,420
Transfer agent fees payable	7,921
Administrative fees payable	6,908
Distribution fees payable – Class R	57
Distribution fees payable – Class A	26
Accrued expenses	23,114

Total liabilities	1,425,307

Commitments and contingent liabilities^
NET ASSETS	$54,612,368

Net assets were comprised of:
Paid in capital	$54,284,507
Total distributable earnings (loss)	327,861

Net assets	$54,612,368

Class A
Net asset value and redemption price per share, $122,915 / 11,604 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.59
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price per share	$11.21

Class I
Net asset value, offering and redemption price per share, $54,354,593 / 5,108,533 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.64

Class R
Net asset value, offering and redemption price per share, $134,860 / 12,789 shares outstanding (unlimited amount authorized: $0.001 par value)†	$10.55

(x)	Includes value of securities on loan of $1,213,343.
^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,660 foreign withholding tax)	$103,825
Interest	7,831
Securities lending (net)	7,635

Total income	119,291

EXPENSES
Investment advisory fees	202,753
Administrative fees	40,558
Professional fees	35,920
Transfer agent fees	28,916
Registration and filing fees	20,586
Printing and mailing expenses	10,609
Custodian fees	4,923
Trustees’ fees	1,001
Distribution fees – Class R	336
Distribution fees – Class A	174
Miscellaneous	8,235

Gross expenses	354,011
Less: Waiver from investment adviser	(115,365)

Net expenses	238,646

NET INVESTMENT INCOME (LOSS)	(119,355)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(3,580,035)
Net change in unrealized appreciation (depreciation) on investments in securities	12,462,022

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,881,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,762,632

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(119,355)	$(96,000)
Net realized gain (loss)	(3,580,035)	(2,166,435)
Net change in unrealized appreciation (depreciation)	12,462,022	(6,673,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,762,632	(8,936,390)

Distributions to shareholders:
Class A	—	(663)
Class I	—	(72,415)
Class R	—	(559)

Total distributions to shareholders	—	(73,637)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 102 and 2,339 shares, respectively ]	1,080	25,259
Capital shares issued in reinvestment of dividends [ 0 and 10 shares ]	—	105
Capital shares repurchased [ (2,181) and (543) shares, respectively ]	(24,324)	(6,000)

Total Class A transactions	(23,244)	19,364

Class I
Capital shares sold [ 721,362 and 4,556,929 shares, respectively ]	7,552,454	48,783,568
Capital shares issued in reinvestment of dividends [ 0 and 1,695 shares ]	—	17,682
Capital shares repurchased [ (613,652) and (537,801) shares, respectively ]	(6,508,577)	(5,591,615)

Total Class I transactions	1,043,877	43,209,635

Class R
Capital shares sold [ 0 and 2,789 shares, respectively ]	—	29,602

Total Class R transactions	—	29,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,020,633	43,258,601

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,783,265	34,248,574
NET ASSETS:
Beginning of period	44,829,103	10,580,529

End of period	$54,612,368	$44,829,103

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023		July 11, 2022* to October 31, 2022
Net asset value, beginning of period	$8.89		$10.55		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.05	)(1)	(0.02)
Net realized and unrealized gain (loss)	1.74		(1.55)		0.57

Total from investment operations	1.70		(1.60)		0.55

Less distributions:
Distributions from net realized gains	—		(0.06)		—

Net asset value, end of period	$10.59		$8.89		$10.55

Total return (b)	19.12%		(15.28)%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123		$122		$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.13%		1.13%
Before waivers and reimbursements (a)(f)	1.56%		2.38%		6.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.68)%		(0.49	)%(aa)	(0.61	)%(l)
Before waivers and reimbursements (a)(f)	(1.11)%		(1.74	)%(aa)	(5.80	)%(l)
Portfolio turnover rate^	35	%(z)	69%		29	%(z)

Class I	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023		July 11, 2022* to October 31, 2022
Net asset value, beginning of period	$8.92		$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.03	)(1)	(0.01)
Net realized and unrealized gain (loss)	1.74		(1.55)		0.57

Total from investment operations	1.72		(1.58)		0.56

Less distributions:
Distributions from net realized gains	—		(0.06)		—

Net asset value, end of period	$10.64		$8.92		$10.56

Total return (b)	19.28%		(15.08)%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,355		$44,594		$10,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.88%		0.88%
Before waivers and reimbursements (a)(f)	1.31%		1.94%		6.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.44)%		(0.24	)%(aa)	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.87)%		(1.30	)%(aa)	(5.50	)%(l)
Portfolio turnover rate^	35	%(z)	69%		29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023		July 11, 2022* to October 31, 2022
Net asset value, beginning of period	$8.86		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)		(0.08	)(1)	(0.03)
Net realized and unrealized gain (loss)	1.74		(1.54)		0.57

Total from investment operations	1.69		(1.62)		0.54

Less distributions:
Distributions from net realized gains	—		(0.06)		—

Net asset value, end of period	$10.55		$8.86		$10.54

Total return (b)	19.07%		(15.49)%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135		$113		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.38%		1.38%		1.38%
Before waivers and reimbursements (a)(f)	1.81%		2.59%		6.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.94)%		(0.74	)%(aa)	(0.85	)%(l)
Before waivers and reimbursements (a)(f)	(1.37)%		(1.95	)%(aa)	(6.00	)%(l)
Portfolio turnover rate^	35	%(z)	69%		29	%(z)
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.03) and $(0.08) for Class A, Class I and Class R, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Industrials	36.0%
Consumer Discretionary	15.3
Communication Services	14.8
Consumer Staples	8.5
Materials	7.7
Investment Companies	6.8
Utilities	3.3
Health Care	2.7
Financials	2.1
Information Technology	1.9
Energy	1.2
Real Estate	0.8
Cash and Other	(1.1)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,189.80	$6.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.92	6.00
Class I
Actual	1,000.00	1,191.30	5.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	4.75
Class R
Actual	1,000.00	1,188.30	7.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.67	7.25
Class T
Actual	1,000.00	1,190.50	5.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	4.75

* Expenses are equal to the Fund’s A, Class I, R and T shares annualized expense ratio of 1.20%, 0.95%, 1.45% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (14.8%)
Diversified Telecommunication Services (0.6%)
Iridium Communications, Inc.	1,000	$30,790
Telesat Corp. (x)*	120,000	870,000

		900,790

Entertainment (4.6%)
Atlanta Braves Holdings, Inc., Class A*	40,500	1,633,770
Atlanta Braves Holdings, Inc., Class C*	19,000	711,170
Liberty Media Corp.-Liberty Live, Class A*	1,000	35,860
Lions Gate Entertainment Corp., Class B*	20,000	188,600
Madison Square Garden Entertainment Corp., Class A*	19,000	743,850
Madison Square Garden Sports Corp.*	12,500	2,324,000
Sphere Entertainment Co.*	26,000	1,010,360

		6,647,610

Media (7.9%)
Altice USA, Inc., Class A*	4,500	8,685
AMC Networks, Inc., Class A*	19,200	203,904
Clear Channel Outdoor Holdings, Inc.*	340,000	472,600
Corus Entertainment, Inc., Class B (x)	127,000	47,049
EchoStar Corp., Class A*	37,292	596,299
EW Scripps Co. (The), Class A*	33,000	124,080
Fox Corp., Class B	12,000	344,160
Grupo Televisa SAB (ADR) (x)	490,000	1,430,800
JCDecaux SE*	31,000	648,019
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	96,240
News Corp., Class B	20,000	490,800
Nexstar Media Group, Inc., Class A	10,200	1,632,612
Paramount Global, Class A (x)	111,000	2,296,590
Paramount Global, Class B	25,000	284,750
Sinclair, Inc. (x)	154,000	1,894,200
Sirius XM Holdings, Inc. (x)	27,760	81,614
TEGNA, Inc.	62,000	845,680
WideOpenWest, Inc.*	34,000	121,380

		11,619,462

Wireless Telecommunication Services (1.7%)
Gogo, Inc.*	12,900	116,874
Millicom International Cellular SA*	42,000	859,740
Telephone and Data Systems, Inc.	30,000	469,500
United States Cellular Corp.*	27,200	988,992

		2,435,106

Total Communication Services		21,602,968

Consumer Discretionary (15.3%)
Automobile Components (5.9%)
Dana, Inc.	96,000	1,193,280
Garrett Motion, Inc.*	10,000	95,600
Gentex Corp.	24,000	823,200
Gentherm, Inc.*	3,800	192,166
Goodyear Tire & Rubber Co. (The)*	140,000	1,674,400
Modine Manufacturing Co.*	38,600	3,575,518

Strattec Security Corp.*	45,000	1,024,200

		8,578,364

Automobiles (0.1%)
Winnebago Industries, Inc.	2,000	123,160

Diversified Consumer Services (0.3%)
Graham Holdings Co., Class B	600	420,822
H&R Block, Inc.	1,000	47,230

		468,052

Hotels, Restaurants & Leisure (3.1%)
Bally’s Corp. (x)*	27,000	354,780
Caesars Entertainment, Inc.*	35,000	1,253,700
Churchill Downs, Inc.	4,000	516,000
Golden Entertainment, Inc.	22,500	721,125
Krispy Kreme, Inc. (x)	10,000	126,500
Nathan’s Famous, Inc.	19,500	1,259,895
Ollamani SAB*	130,000	265,680
Wynn Resorts Ltd.	800	73,320

		4,571,000

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	24,000	335,520
Lennar Corp., Class B	9,000	1,263,510

		1,599,030

Leisure Products (1.7%)
Brunswick Corp.	14,000	1,128,960
Johnson Outdoors, Inc., Class A	28,500	1,168,785
Mattel, Inc.*	12,900	236,328

		2,534,073

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	21,300	1,554,474
AutoNation, Inc.*	7,500	1,208,625
Lands’ End, Inc.*	10,000	136,800
Monro, Inc.	44,000	1,199,000
Valvoline, Inc.*	10,000	425,200

		4,524,099

Total Consumer Discretionary		22,397,778

Consumer Staples (8.5%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	1,500	417,615
National Beverage Corp.*	19,500	867,750
Remy Cointreau SA	9,400	891,960

		2,177,325

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	2,000	143,500
Village Super Market, Inc., Class A	8,600	240,542

		384,042

Food Products (2.9%)
Bunge Global SA	3,500	356,160
Calavo Growers, Inc.	30,000	808,500
Farmer Bros Co.*	96,000	297,600
Hain Celestial Group, Inc. (The)*	44,000	270,160
J M Smucker Co. (The)	13,000	1,493,050

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Maple Leaf Foods, Inc.	47,000	$832,013

McCormick & Co., Inc. (Non-Voting)	2,900	219,081

		4,276,564

Household Products (3.1%)
Energizer Holdings, Inc.	69,000	1,981,680
Spectrum Brands Holdings, Inc.	31,000	2,537,970

		4,519,650

Personal Care Products (0.7%)
Edgewell Personal Care Co.	27,300	1,027,026

Total Consumer Staples		12,384,607

Energy (1.2%)
Energy Equipment & Services (1.2%)
Dril-Quip, Inc.*	59,000	1,072,620
RPC, Inc.	104,000	695,760

Total Energy		1,768,380

Financials (2.1%)
Banks (1.6%)
Cadence Bank	9,000	249,030
Flushing Financial Corp.	27,000	297,540
SouthState Corp.	6,000	454,200
Synovus Financial Corp.	37,000	1,324,230

		2,325,000

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,200	187,320
Janus Henderson Group plc	10,000	312,200

		499,520

Financial Services (0.1%)
NCR Atleos Corp.*	9,000	179,370

Total Financials		3,003,890

Health Care (2.7%)
Health Care Equipment & Supplies (0.3%)
Cutera, Inc. (x)*	2,000	4,840
QuidelOrtho Corp.*	11,500	466,325

		471,165

Health Care Providers & Services (0.8%)
Henry Schein, Inc.*	2,500	173,200
Option Care Health, Inc.*	17,500	523,075
Patterson Cos., Inc.	18,000	458,460

		1,154,735

Health Care Technology (0.3%)
Evolent Health, Inc., Class A*	17,000	471,580
Teladoc Health, Inc.*	2,900	36,975

		508,555

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	80,925

Pharmaceuticals (1.2%)
Perrigo Co. plc	36,500	1,192,090
Teva Pharmaceutical Industries Ltd. (ADR)*	42,500	597,125

		1,789,215

Total Health Care		4,004,595

Industrials (36.0%)
Aerospace & Defense (5.4%)
AAR Corp.*	18,100	1,251,434
Embraer SA (ADR)*	2,000	51,100
Hexcel Corp.	8,000	513,680
Moog, Inc., Class A	10,500	1,670,235
Moog, Inc., Class B	12,900	2,052,003
Park Aerospace Corp.	2,000	28,540
Textron, Inc.	27,300	2,309,307

		7,876,299

Building Products (2.1%)
AZZ, Inc.	29,500	2,113,085
Griffon Corp.	14,500	950,040

		3,063,125

Commercial Services & Supplies (1.1%)
Matthews International Corp., Class A	47,000	1,268,060
OPENLANE, Inc.*	20,000	343,600

		1,611,660

Construction & Engineering (1.2%)
Arcosa, Inc.	12,200	927,444
MDU Resources Group, Inc.	2,400	59,280
Valmont Industries, Inc.	3,600	737,280

		1,724,004

Machinery (23.0%)
Astec Industries, Inc.	51,000	2,131,800
CNH Industrial NV*	31,300	356,820
Commercial Vehicle Group, Inc.*	90,000	540,900
Crane Co.	18,500	2,590,185
Donaldson Co., Inc.	800	57,760
Eastern Co. (The)	27,000	858,330
Enerpac Tool Group Corp., Class A	22,000	783,860
Enpro, Inc.	15,200	2,281,976
Flowserve Corp.	43,000	2,027,880
Gorman-Rupp Co. (The)	11,000	364,870
Graco, Inc.	2,500	200,500
Hyster-Yale Materials Handling, Inc.	39,000	2,284,230
Ingersoll Rand, Inc.	15,200	1,418,464
ITT, Inc.	12,000	1,552,080
Iveco Group NV	60,000	754,427
Kennametal, Inc.	19,000	447,070
L B Foster Co., Class A*	42,000	976,500
LS Starrett Co. (The), Class A*	12,000	193,320
Manitowoc Co., Inc. (The)*	17,500	211,750
Mueller Industries, Inc.	61,500	3,432,930
Mueller Water Products, Inc., Class A	13,700	217,008
Park-Ohio Holdings Corp.	72,000	1,838,160
Shyft Group, Inc. (The)	2,500	27,200
Snap-on, Inc.	4,000	1,071,840
Standex International Corp.	500	86,440
Tennant Co.	10,500	1,223,040
Terex Corp.	10,500	588,525
Timken Co. (The)	1,000	89,220
Toro Co. (The)	5,300	464,227
Trinity Industries, Inc.	75,000	1,951,500
Twin Disc, Inc.	110,200	1,772,016
Watts Water Technologies, Inc., Class A	4,500	893,070

		33,687,898

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (3.2%)
Ashtead Group plc	2,300	$166,256
GATX Corp.	12,900	1,578,444
Herc Holdings, Inc.	20,500	2,932,115
MSC Industrial Direct Co., Inc., Class A	500	45,620

		4,722,435

Total Industrials		52,685,421

Information Technology (1.9%)
Communications Equipment (0.2%)
Viasat, Inc.*	18,000	286,380

Electronic Equipment, Instruments & Components (0.6%)
Crane NXT Co.	3,400	206,754
Landis+Gyr Group AG	8,900	659,591

		866,345

IT Services (0.8%)
Kyndryl Holdings, Inc.*	65,000	1,277,900

Software (0.3%)
A10 Networks, Inc.	12,000	156,720
NCR Voyix Corp.*	21,000	257,250

		413,970

Total Information Technology		2,844,595

Materials (7.7%)
Chemicals (4.9%)
Axalta Coating Systems Ltd.*	23,500	738,840
Core Molding Technologies, Inc.*	69,000	1,243,380
Element Solutions, Inc.	65,900	1,524,267
HB Fuller Co.	9,000	672,390
Huntsman Corp.	10,000	238,600
Scotts Miracle-Gro Co. (The) (x)	39,000	2,673,060

		7,090,537

Construction Materials (0.0%)†
Knife River Corp.*	600	46,914

Containers & Packaging (1.7%)
Ardagh Metal Packaging SA	40,000	158,000
Greif, Inc., Class A	19,000	1,164,320
Myers Industries, Inc.	51,125	1,119,638

		2,441,958

Metals & Mining (1.1%)
Ampco-Pittsburgh Corp.*	90,000	184,500
Freeport-McMoRan, Inc.	18,500	923,890
Tredegar Corp.	83,000	529,540

		1,637,930

Total Materials		11,217,339

Real Estate (0.8%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	263,700

Real Estate Management & Development (0.6%)
Seritage Growth Properties, Class A (x)*	16,000	149,440
St Joe Co. (The)	13,000	743,600

		893,040

Total Real Estate		1,156,740

Utilities (3.3%)
Gas Utilities (2.5%)
National Fuel Gas Co.	34,500	1,831,950
Southwest Gas Holdings, Inc.	24,000	1,790,880

		3,622,830

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	54,000	966,600
NextEra Energy Partners LP	10,000	283,600

		1,250,200

Total Utilities		4,873,030

Total Common Stocks (94.3%) (Cost $112,942,708)		137,939,343

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)* (Cost $—)	6,250	4,945

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	2,700

Total Materials		2,700

Total Warrants (0.0%)† (Cost $—)		2,708

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.24% (7 day yield) (xx)	2,791,353	2,791,353

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

JPMorgan Prime Money Market Fund, IM Shares 5.56% (7 day yield)	7,160,783	$7,162,215

Total Investment Companies		9,953,568

Total Short-Term Investments (6.8%) (Cost $9,954,458)		9,953,568

Total Investments in Securities (101.1%) (Cost $122,897,166)		147,900,564
Other Assets Less Liabilities (-1.1%)		(1,641,000)

Net Assets (100%)		$146,259,564

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $4,827,386. This was collateralized by $2,446,838 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 8/15/53 and by cash of $2,791,353 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,954,949	$648,019	$—	$21,602,968
Consumer Discretionary	22,397,778	—	—	22,397,778
Consumer Staples	11,273,566	1,111,041	—	12,384,607
Energy	1,768,380	—	—	1,768,380
Financials	3,003,890	—	—	3,003,890
Health Care	4,004,595	—	—	4,004,595
Industrials	49,712,735	2,972,686	—	52,685,421
Information Technology	2,185,004	659,591	—	2,844,595
Materials	11,217,339	—	—	11,217,339
Real Estate	1,156,740	—	—	1,156,740
Utilities	4,873,030	—	—	4,873,030
Right
Industrials	—	—	4,945	4,945
Short-Term Investments
Investment Companies	9,953,568	—	—	9,953,568
Warrants
Health Care	—	8	—	8
Materials	—	2,700	—	2,700

Total Assets	$142,501,574	$5,394,045	$4,945	$147,900,564

Total Liabilities	$—	$—	$—	$—

Total	$142,501,574	$5,394,045	$4,945	$147,900,564

The Fund held no derivatives contracts during the six months ended April 30, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,592,240
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,011,440

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,427,333
Aggregate gross unrealized depreciation	(12,603,245)

Net unrealized appreciation	$21,824,088

Federal income tax cost of investments in securities and derivative instruments, if applicable	$126,076,476

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $122,897,166)	$147,900,564
Cash	330,998
Foreign cash (Cost $6,854)	6,672
Receivable for Fund shares sold	954,713
Dividends, interest and other receivables	58,505
Prepaid registration and filing fees	28,911
Receivable for securities sold	23,350
Securities lending income receivable	19,143

Total assets	149,322,856

LIABILITIES
Payable for return of collateral on securities loaned	2,791,353
Payable for securities purchased	118,813
Investment advisory fees payable	62,818
Payable for Fund shares repurchased	30,407
Transfer agent fees payable	18,324
Administrative fees payable	18,219
Distribution fees payable – Class A	1,299
Distribution fees payable – Class R	546
Trustees’ fees payable	317
Distribution fees payable – Class T**	36
Accrued expenses	21,160

Total liabilities	3,063,292

Commitments and contingent liabilities^

NET ASSETS	$146,259,564

Net assets were comprised of:
Paid in capital	$120,595,043
Total distributable earnings (loss)	25,664,521

Net assets	$146,259,564

Class A
Net asset value and redemption price per share, $6,160,778 / 369,235 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.69
Maximum sales charge (5.50% of offering price)	0.97

Maximum offering price per share	$17.66

Class I
Net asset value, offering and redemption price per share, $138,639,332 / 8,291,496 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.72

Class R
Net asset value, offering and redemption price per share, $1,289,216 / 78,005 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.53

Class T**
Net asset value and redemption price per share, $170,238 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.72
Maximum sales charge (2.50% of offering price)	0.43

Maximum offering price per share	$17.15

(x)	Includes value of securities on loan of $4,827,386.
^	See Note 2 in Notes to the Financial Statements.
**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,656 foreign withholding tax)	$1,367,541
Interest	9,061
Securities lending (net)	112,904

Total income	1,489,506

EXPENSES
Investment advisory fees	528,183
Administrative fees	105,657
Transfer agent fees	101,691
Professional fees	49,617
Printing and mailing expenses	18,899
Registration and filing fees	15,602
Distribution fees – Class A	7,792
Custodian fees	6,266
Distribution fees – Class R	3,256
Trustees’ fees	2,603
Distribution fees – Class T**	209
Miscellaneous	10,983

Gross expenses	850,758
Less: Waiver from investment adviser	(172,820)
Waiver from distributor	(209)

Net expenses	677,729

NET INVESTMENT INCOME (LOSS)	811,777

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,348,991
Foreign currency transactions	(538)

Net realized gain (loss)	3,348,453

Change in unrealized appreciation (depreciation) on:
Investments in securities	19,187,394
Foreign currency translations	128

Net change in unrealized appreciation (depreciation)	19,187,522

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,535,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,347,752

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$811,777	$1,099,704
Net realized gain (loss)	3,348,453	4,138,454
Net change in unrealized appreciation (depreciation)	19,187,522	(972,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,347,752	4,265,774

Distributions to shareholders:
Class A	(225,687)	(115,589)
Class I	(5,035,690)	(2,655,839)
Class R	(43,306)	(23,110)
Class T**	(6,446)	(3,637)

Total distributions to shareholders	(5,311,129)	(2,798,175)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 30,811 and 61,592 shares, respectively ]	504,055	961,657
Capital shares issued in reinvestment of dividends [ 13,423 and 7,696 shares, respectively ]	218,654	111,872
Capital shares repurchased [ (51,791) and (51,328) shares, respectively ]	(860,123)	(784,540)

Total Class A transactions	(137,414)	288,989

Class I
Capital shares sold [ 1,214,705 and 2,069,994 shares, respectively ]	20,073,860	31,772,142
Capital shares issued in reinvestment of dividends [ 251,579 and 146,693 shares, respectively ]	4,103,247	2,135,267
Capital shares repurchased [ (1,097,370) and (1,930,280) shares, respectively ]	(18,100,716)	(29,340,104)

Total Class I transactions	6,076,391	4,567,305

Class R
Capital shares sold [ 11,277 and 20,991 shares, respectively ]	182,591	313,247
Capital shares issued in reinvestment of dividends [ 2,320 and 1,367 shares, respectively ]	37,475	19,714
Capital shares repurchased [ (12,321) and (17,616) shares, respectively ]	(203,929)	(264,051)

Total Class R transactions	16,137	68,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,955,114	4,925,204

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,991,737	6,392,803
NET ASSETS:
Beginning of period	122,267,827	115,875,024

End of period	$146,259,564	$122,267,827

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class A			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.54		$14.31		$17.19		$11.41		$12.46		$12.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.10		0.06		0.09	(2)	0.04	(1)	0.05
Net realized and unrealized gain (loss)	2.68		0.45		(1.82)		5.73		(0.90)		0.22

Total from investment operations	2.75		0.55		(1.76)		5.82		(0.86)		0.27

Less distributions:
Dividends from net investment income	(0.11)		—		(0.26)		(0.04)		(0.04)		(0.02)
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)		(0.12)

Total dividends and distributions	(0.60)		(0.32)		(1.12)		(0.04)		(0.19)		(0.14)

Net asset value, end of period	$16.69		$14.54		$14.31		$17.19		$11.41		$12.46

Total return (b)	18.98%		3.88%		(10.93)%		51.10%		(7.04)%		2.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,161		$5,478		$5,134		$5,904		$3,400		$3,896
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.21	%(k)	1.24	%(o)	1.25	%(o)	1.24	%(o)
Before waivers (a)(f)	1.44%		1.53%		1.51%		1.42%		1.58%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%		0.66%		0.42%		0.55	%(bb)	0.40	%(aa)	0.39%
Before waivers (a)(f)	0.66%		0.33%		0.13%		0.37	%(bb)	0.07	%(aa)	(0.03)%
Portfolio turnover rate^	6	%(z)	14%		27%		35%		19%		37%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.58		$14.35		$17.24		$11.43		$12.49		$12.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.14		0.10		0.13	(2)	0.07	(1)	0.08
Net realized and unrealized gain (loss)	2.68		0.44		(1.84)		5.75		(0.91)		0.23

Total from investment operations	2.78		0.58		(1.74)		5.88		(0.84)		0.31

Less distributions:
Dividends from net investment income	(0.15)		(0.03)		(0.29)		(0.07)		(0.07)		(0.06)
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)		(0.12)

Total dividends and distributions	(0.64)		(0.35)		(1.15)		(0.07)		(0.22)		(0.18)

Net asset value, end of period	$16.72		$14.58		$14.35		$17.24		$11.43		$12.49

Total return (b)	19.13%		4.11%		(10.74)%		51.57%		(6.88)%		2.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,639		$115,537		$109,572		$145,394		$84,537		$95,601
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	0.95	%(j)	0.96	%(k)	0.99	%(o)	1.00	%(o)	0.99	%(o)
Before waivers (a)(f)	1.19%		1.28%		1.25%		1.17%		1.33%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		0.91%		0.68%		0.76	%(bb)	0.64	%(aa)	0.64%
Before waivers (a)(f)	0.92%		0.57%		0.40%		0.59	%(bb)	0.31	%(aa)	0.22%
Portfolio turnover rate^	6	%(z)	14%		27%		35%		19%		37%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class R			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.39		$14.20		$17.07		$11.33		$12.38		$12.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.06		0.03		0.05	(2)	0.02	(1)	0.02
Net realized and unrealized gain (loss)	2.65		0.45		(1.82)		5.70		(0.91)		0.22

Total from investment operations	2.70		0.51		(1.79)		5.75		(0.89)		0.24

Less distributions:
Dividends from net investment income	(0.07)		—		(0.22)		(0.01)		(0.01)		—
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)		(0.12)

Total dividends and distributions	(0.56)		(0.32)		(1.08)		(0.01)		(0.16)		(0.12)

Net asset value, end of period	$16.53		$14.39		$14.20		$17.07		$11.33		$12.38

Total return (b)	18.83%		3.62%		(11.17)%		50.80%		(7.31)%		2.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,289		$1,104		$1,022		$1,096		$685		$912
Ratio of expenses to average net assets:
After waivers (a)(f)	1.45	%(j)	1.45	%(j)	1.46	%(k)	1.49	%(o)	1.50	%(o)	1.49	%(o)
Before waivers (a)(f)	1.69%		1.78%		1.76%		1.67%		1.83%		1.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.66%		0.41%		0.17%		0.28	%(bb)	0.15	%(aa)	0.14%
Before waivers (a)(f)	0.41%		0.08%		(0.12)%		0.11	%(bb)	(0.19	)%(aa)	(0.28)%
Portfolio turnover rate^	6	%(z)	14%		27%		35%		19%		37%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class T**			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.59		$14.35		$17.24		$11.43		$12.49		$12.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.14		0.11		0.13	(2)	0.07	(1)	0.08
Net realized and unrealized gain (loss)	2.67		0.45		(1.85)		5.75		(0.91)		0.23

Total from investment operations	2.77		0.59		(1.74)		5.88		(0.84)		0.31

Less distributions:
Dividends from net investment income	(0.15)		(0.03)		(0.29)		(0.07)		(0.07)		(0.06)
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)		(0.12)

Total dividends and distributions	(0.64)		(0.35)		(1.15)		(0.07)		(0.22)		(0.18)

Net asset value, end of period	$16.72		$14.59		$14.35		$17.24		$11.43		$12.49

Total return (b)	19.05%		4.18%		(10.74)%		51.57%		(6.88)%		2.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170		$148		$146		$176		$116		$127
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	0.95	%(j)	0.96	%(k)	0.99	%(o)	1.00	%(o)	0.99	%(o)
Before waivers (a)(f)	1.44%		1.53%		1.51%		1.42%		1.58%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		0.91%		0.74%		0.79	%(bb)	0.64	%(aa)	0.64%
Before waivers (a)(f)	0.68%		0.33%		0.19%		0.37	%(bb)	0.06	%(aa)	(0.02)%
Portfolio turnover rate^	6	%(z)	14%		27%		35%		19%		37%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.06, $0.01 and $0.06 for Class A, Class I, Class R and Class T, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05, $(0.02) and $0.06 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I, 1.45% for Class R and 0.95% for Class T.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 0.96% for Class I, 1.46% for Class R and 0.96% for Class T.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I, 1.50% for Class R and 1.00% for Class T.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Consumer Discretionary	17.0%
Industrials	15.4
Information Technology	12.4
Materials	11.6
Communication Services	9.6
Health Care	9.0
Energy	7.7
Investment Companies	7.7
Financials	6.3
Consumer Staples	4.5
Real Estate	2.3
Utilities	0.6
Cash and Other	(4.1)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,089.60	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class I
Actual	1,000.00	1,090.90	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class R
Actual	1,000.00	1,088.30	6.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class T
Actual	1,000.00	1,090.90	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.00%, 0.75%, 1.25% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.4%)
Communication Services (9.6%)
Diversified Telecommunication Services (3.3%)
Altice France SA 8.125%, 2/1/27§	$200,000	$150,000
CCO Holdings LLC 5.500%, 5/1/26§	187,000	182,559
6.375%, 9/1/29§	290,000	265,712
4.750%, 3/1/30§	175,000	145,031
4.500%, 5/1/32	426,000	326,955
4.500%, 6/1/33§	452,000	338,141
Level 3 Financing, Inc. 4.250%, 7/1/28§	191,000	71,625
Lumen Technologies, Inc. 5.125%, 12/15/26§	221,000	138,125
Windstream Escrow LLC 7.750%, 8/15/28§	219,000	210,514
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	356,000	282,468
6.125%, 3/1/28§	238,000	157,973

		2,269,103

Entertainment (0.5%)
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	169,000	167,658
6.500%, 5/15/27§	186,000	186,311

		353,969

Media (5.8%)
CSC Holdings LLC 11.750%, 1/31/29§	400,000	353,500
5.750%, 1/15/30§	400,000	174,000
Gray Television, Inc. 4.750%, 10/15/30§	314,000	188,400
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	339,000	312,113
Nexstar Media, Inc. 5.625%, 7/15/27§	351,000	329,940
Outfront Media Capital LLC 5.000%, 8/15/27§	362,000	342,995
Sinclair Television Group, Inc. 5.500%, 3/1/30§	161,000	110,857
Sirius XM Radio, Inc. 3.125%, 9/1/26 (x)§	304,000	282,720
3.875%, 9/1/31 (x)§	423,000	339,457
Stagwell Global LLC 5.625%, 8/15/29§	315,000	281,191
TEGNA, Inc. 4.750%, 3/15/26§	253,000	245,410
5.000%, 9/15/29	174,000	152,727
Univision Communications, Inc. 7.375%, 6/30/30 (x)§	250,000	238,750
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	227,138
Ziggo Bond Co. BV 6.000%, 1/15/27§	350,000	341,687

		3,920,885

Total Communication Services		6,543,957

Consumer Discretionary (17.0%)
Automobile Components (0.5%)
Clarios Global LP 6.750%, 5/15/28§	315,000	316,575

Broadline Retail (1.0%)
Getty Images, Inc. 9.750%, 3/1/27§	668,000	669,670

Distributors (1.5%)
Ritchie Bros Holdings, Inc. 6.750%, 3/15/28 (x)§	155,000	156,128
7.750%, 3/15/31§	261,000	269,845
Verde Purchaser LLC 10.500%, 11/30/30§	179,000	188,621
Windsor Holdings III LLC 8.500%, 6/15/30 (x)§	370,000	384,911

		999,505

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	198,813
Wand NewCo 3, Inc. 7.625%, 1/30/32§	181,000	183,941

		382,754

Hotels, Restaurants & Leisure (9.7%)
1011778 BC ULC 5.750%, 4/15/25§	164,000	162,565
3.875%, 1/15/28§	96,000	88,560
Caesars Entertainment, Inc. 7.000%, 2/15/30§	474,000	475,037
Carnival Corp. 6.000%, 5/1/29§	405,000	391,078
7.000%, 8/15/29 (x)§	84,000	85,969
Carnival Holdings Bermuda Ltd. 10.375%, 5/1/28§	150,000	162,661
CEC Entertainment LLC 6.750%, 5/1/26§	166,000	163,510
Churchill Downs, Inc. 5.500%, 4/1/27§	175,000	169,750
5.750%, 4/1/30§	347,000	329,803
Dave & Buster’s, Inc. 7.625%, 11/1/25§	319,000	320,994
Flutter Treasury Designated Activity Co. 6.375%, 4/29/29§	200,000	200,000
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	267,000	263,863
3.625%, 2/15/32§	280,000	235,200
Life Time, Inc. 5.750%, 1/15/26§	370,000	365,427
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	256,000	239,360
Marriott International, Inc. 5.300%, 5/15/34	358,000	342,633
NCL Corp. Ltd. 8.375%, 2/1/28§	218,000	226,772
Ontario Gaming GTA LP 8.000%, 8/1/30§	321,000	327,420
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	286,000	278,272
7.250%, 1/15/30§	258,000	265,418

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Scientific Games Holdings LP 6.625%, 3/1/30§	$219,000	$207,229
Six Flags Entertainment Corp. 6.625%, 5/1/32§	392,000	389,550
Station Casinos LLC 4.500%, 2/15/28§	303,000	280,573
4.625%, 12/1/31 (x)§	150,000	131,253
Vail Resorts, Inc. 6.500%, 5/15/32§	154,000	153,807
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	203,000	186,543
Yum! Brands, Inc. 5.375%, 4/1/32	226,000	212,695

		6,655,942

Household Durables (0.7%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	266,000	264,005
Newell Brands, Inc. 6.625%, 9/15/29	225,000	217,125

		481,130

Specialty Retail (2.4%)
eG Global Finance plc 12.000%, 11/30/28§	200,000	205,750
LBM Acquisition LLC 6.250%, 1/15/29§	256,000	235,213
LCM Investments Holdings II LLC 4.875%, 5/1/29§	218,000	197,835
Sonic Automotive, Inc. 4.875%, 11/15/31§	226,000	196,839
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	368,000	363,400
SRS Distribution, Inc. 6.000%, 12/1/29 (x)§	209,000	211,613
White Cap Buyer LLC 6.875%, 10/15/28 (x)§	271,000	261,176

		1,671,826

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc. 4.125%, 8/15/31 (x)§	228,000	192,090
Hanesbrands, Inc. 9.000%, 2/15/31 (x)§	248,000	245,309

		437,399

Total Consumer Discretionary		11,614,801

Consumer Staples (4.5%)
Beverages (0.3%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	222,000	201,949

Consumer Staples Distribution & Retail (1.2%)
Performance Food Group, Inc. 6.875%, 5/1/25§	193,000	193,000
United Natural Foods, Inc. 6.750%, 10/15/28 (x)§	274,000	210,295
US Foods, Inc. 4.625%, 6/1/30§	318,000	288,871
7.250%, 1/15/32§	145,000	147,973

		840,139

Food Products (1.8%)
Darling Ingredients, Inc. 6.000%, 6/15/30§	144,000	139,680
Fiesta Purchaser, Inc. 7.875%, 3/1/31§	153,000	155,869
Post Holdings, Inc. 5.625%, 1/15/28§	136,000	132,090
4.625%, 4/15/30§	124,000	111,435
4.500%, 9/15/31§	289,000	253,236
Sigma Holdco BV 7.875%, 5/15/26§	200,000	189,100
Simmons Foods, Inc. 4.625%, 3/1/29§	238,000	205,870

		1,187,280

Household Products (0.7%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	272,000	246,160
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27§	261,000	251,212

		497,372

Personal Care Products (0.5%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25 (x)§	100,000	95,925
Prestige Brands, Inc. 3.750%, 4/1/31§	308,000	260,978

		356,903

Total Consumer Staples		3,083,643

Energy (7.7%)
Energy Equipment & Services (0.3%)
Transocean, Inc. 8.750%, 2/15/30§	208,800	217,056

Oil, Gas & Consumable Fuels (7.4%)
Aethon United BR LP 8.250%, 2/15/26§	136,000	136,986
Antero Resources Corp. 7.625%, 2/1/29§	120,000	122,700
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	234,000	232,830
Blue Racer Midstream LLC 7.625%, 12/15/25§	118,000	118,000
6.625%, 7/15/26§	230,000	228,781
Crescent Energy Finance LLC 7.250%, 5/1/26§	291,000	295,365
7.625%, 4/1/32§	218,000	218,817
CrownRock LP 5.625%, 10/15/25§	293,000	291,227
Delek Logistics Partners LP 8.625%, 3/15/29§	274,000	276,307
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	205,000	206,794
Genesis Energy LP 8.000%, 1/15/27	217,000	218,899
7.750%, 2/1/28	382,000	382,000
Kinder Morgan, Inc. 4.800%, 2/1/33 (x)	276,000	255,570
Kinetik Holdings LP 5.875%, 6/15/30§	479,000	461,229

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

NGL Energy Operating LLC 8.375%, 2/15/32§	$231,000	$233,888
NuStar Logistics LP 5.750%, 10/1/25	186,000	184,372
6.000%, 6/1/26	175,000	173,299
Permian Resources Operating LLC 5.875%, 7/1/29§	151,000	146,810
Summit Midstream Holdings LLC 9.500%, 10/15/26 (e)§	396,000	403,425
Sunoco LP 4.500%, 4/30/30	192,000	172,374
7.250%, 5/1/32§	311,000	316,147

		5,075,820

Total Energy		5,292,876

Financials (6.3%)
Capital Markets (0.3%)
Aretec Group, Inc. 7.500%, 4/1/29§	111,000	104,715
10.000%, 8/15/30§	110,000	118,975

		223,690

Consumer Finance (0.9%)
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	140,000	145,312
GGAM Finance Ltd. 8.000%, 2/15/27 (x)§	199,000	204,347
8.000%, 6/15/28§	260,000	267,670

		617,329

Financial Services (2.9%)
Armor Holdco, Inc. 8.500%, 11/15/29§	187,000	173,426
Freedom Mortgage Corp. 12.000%, 10/1/28§	186,000	199,020
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	156,000	156,636
NCR Atleos Corp. 9.500%, 4/1/29§	247,000	262,546
PHH Mortgage Corp. 7.875%, 3/15/26§	156,000	149,245
Rocket Mortgage LLC 2.875%, 10/15/26§	129,000	118,552
Shift4 Payments LLC 4.625%, 11/1/26§	335,000	322,635
Verscend Escrow Corp. 9.750%, 8/15/26§	631,000	629,423

		2,011,483

Insurance (2.0%)
Acrisure LLC 8.250%, 2/1/29§	185,000	183,612
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	196,000	191,835
AmWINS Group, Inc. 6.375%, 2/15/29§	216,000	212,220
BroadStreet Partners, Inc. 5.875%, 4/15/29§	272,000	247,095
GTCR AP Finance, Inc. 8.000%, 5/15/27§	132,000	132,000
HUB International Ltd. 7.375%, 1/31/32§	264,000	260,515
Panther Escrow Issuer LLC 7.125%, 6/1/31§	139,000	139,174

		1,366,451

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT) 7.250%, 4/1/29§	121,000	119,185

Total Financials		4,338,138

Health Care (9.0%)
Biotechnology (0.2%)
Grifols SA 4.750%, 10/15/28 (x)§	200,000	161,000

Health Care Equipment & Supplies (1.4%)
Medline Borrower LP 3.875%, 4/1/29§	238,000	213,581
5.250%, 10/1/29 (x)§	300,000	278,250
Neogen Food Safety Corp. 8.625%, 7/20/30§	295,000	310,119
Varex Imaging Corp. 7.875%, 10/15/27§	152,000	154,660

		956,610

Health Care Providers & Services (4.4%)
AdaptHealth LLC 6.125%, 8/1/28 (x)§	220,000	205,150
5.125%, 3/1/30§	229,000	194,165
Centene Corp. 4.625%, 12/15/29	148,000	137,730
HCA, Inc. 5.450%, 4/1/31	298,000	291,021
HealthEquity, Inc. 4.500%, 10/1/29§	448,000	407,107
Heartland Dental LLC 10.500%, 4/30/28§	327,000	345,394
Icon Investments Six Designated Activity Co. 6.000%, 5/8/34	200,000	199,792
Star Parent, Inc. 9.000%, 10/1/30§	203,000	212,135
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	306,000	305,269
Tenet Healthcare Corp. 6.250%, 2/1/27	270,000	268,420
US Acute Care Solutions LLC 6.375%, 3/1/26§	299,000	302,737
9.750%, 5/15/29§	174,000	171,825

		3,040,745

Health Care Technology (1.3%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	195,174
5.000%, 5/15/27§	260,000	251,511
5.700%, 5/15/28	200,000	199,362
6.250%, 2/1/29	219,000	222,270

		868,317

Life Sciences Tools & Services (0.2%)
Fortrea Holdings, Inc. 7.500%, 7/1/30 (x)§	134,000	135,508

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Pharmaceuticals (1.5%)
Bausch Health Cos., Inc. 5.500%, 11/1/25§	$220,000	$205,150
11.000%, 9/30/28 (x)§	180,000	140,400
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	262,000	255,450
3.500%, 4/1/30§	245,000	232,370
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	188,000

		1,021,370

Total Health Care		6,183,550

Industrials (15.4%)
Aerospace & Defense (0.3%)
Rolls-Royce plc 5.750%, 10/15/27§	200,000	198,160

Building Products (2.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	164,000	162,196
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28§	255,000	268,023
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 (x)§	270,000	264,638
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	152,000	136,575
EMRLD Borrower LP 6.625%, 12/15/30§	363,000	359,370
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	188,000	176,156
Standard Industries, Inc. 4.375%, 7/15/30§	209,000	184,540

		1,551,498

Commercial Services & Supplies (5.1%)
ACCO Brands Corp. 4.250%, 3/15/29§	152,000	131,814
ADT Security Corp. (The) 4.875%, 7/15/32 (x)§	218,000	194,292
Allied Universal Holdco LLC 6.625%, 7/15/26§	134,000	133,665
9.750%, 7/15/27§	344,000	342,682
6.000%, 6/1/29§	248,000	210,612
Aramark Services, Inc. 5.000%, 4/1/25§	259,000	256,480
Garda World Security Corp. 9.500%, 11/1/27§	430,000	427,313
6.000%, 6/1/29 (x)§	299,000	263,120
Madison IAQ LLC 5.875%, 6/30/29§	224,000	207,708
Matthews International Corp. 5.250%, 12/1/25§	645,000	630,488
Neptune Bidco US, Inc. 9.290%, 4/15/29§	290,000	272,963
OPENLANE, Inc. 5.125%, 6/1/25§	61,000	59,932
Williams Scotsman, Inc. 6.125%, 6/15/25§	116,000	115,374
7.375%, 10/1/31§	267,000	272,110

		3,518,553

Construction & Engineering (1.3%)
Brand Industrial Services, Inc. 10.375%, 8/1/30 (x)§	50,000	53,375
Dycom Industries, Inc. 4.500%, 4/15/29§	218,000	200,015
Pike Corp. 5.500%, 9/1/28§	295,000	279,881
8.625%, 1/31/31§	160,000	167,800
Weekley Homes LLC 4.875%, 9/15/28§	172,000	156,735

		857,806

Electrical Equipment (0.2%)
EnerSys 6.625%, 1/15/32§	164,000	163,180

Ground Transportation (2.0%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	417,000	389,111
RXO, Inc. 7.500%, 11/15/27§	198,000	200,288
Watco Cos. LLC 6.500%, 6/15/27§	503,000	495,455
XPO, Inc. 7.125%, 6/1/31§	230,000	230,288
7.125%, 2/1/32§	63,000	63,312

		1,378,454

Machinery (1.3%)
ATS Corp. 4.125%, 12/15/28§	217,000	194,276
Chart Industries, Inc. 7.500%, 1/1/30§	307,000	314,291
Hillenbrand, Inc. 6.250%, 2/15/29	241,000	239,795
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	100,000	103,000

		851,362

Professional Services (0.8%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	244,000	221,467
Science Applications International Corp. 4.875%, 4/1/28§	178,000	167,320
VT Topco, Inc. 8.500%, 8/15/30§	172,000	177,590

		566,377

Trading Companies & Distributors (2.1%)
Beacon Roofing Supply, Inc. 6.500%, 8/1/30§	162,000	161,798
EquipmentShare.com, Inc. 9.000%, 5/15/28 (x)§	200,000	205,750
8.625%, 5/15/32§	93,000	94,976
United Rentals North America, Inc. 6.000%, 12/15/29§	252,000	248,278
6.125%, 3/15/34§	210,000	205,036
WESCO Distribution, Inc. 7.250%, 6/15/28§	341,000	345,262
6.625%, 3/15/32§	182,000	181,090

		1,442,190

Total Industrials		10,527,580

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Information Technology (12.4%)
Communications Equipment (1.1%)
CommScope Technologies LLC 6.000%, 6/15/25 (x)§	$150,000	$118,500
CommScope, Inc. 6.000%, 3/1/26§	330,000	294,112
8.250%, 3/1/27§	242,000	93,170
4.750%, 9/1/29§	361,000	252,173

		757,955

Electronic Equipment, Instruments & Components (0.3%)
Likewize Corp. 9.750%, 10/15/25§	194,000	196,183

IT Services (1.6%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	264,000	239,118
ION Trading Technologies Sarl 5.750%, 5/15/28§	400,000	365,000
Presidio Holdings, Inc. 8.250%, 2/1/28§	190,000	192,138
Unisys Corp. 6.875%, 11/1/27§	348,000	300,150

		1,096,406

Software (9.4%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	437,000	431,538
Alteryx, Inc. 8.750%, 3/15/28§	252,000	255,150
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	432,000	389,814
Boxer Parent Co., Inc. 7.125%, 10/2/25§	305,000	305,000
Camelot Finance SA 4.500%, 11/1/26§	296,000	281,993
Capstone Borrower, Inc. 8.000%, 6/15/30 (x)§	131,000	131,542
Central Parent LLC 8.000%, 6/15/29§	143,000	146,754
Central Parent, Inc. 7.250%, 6/15/29§	164,000	165,294
Clarivate Science Holdings Corp. 4.875%, 7/1/29 (x)§	442,000	401,115
Cloud Software Group, Inc. 6.500%, 3/31/29§	163,000	154,398
9.000%, 9/30/29§	414,000	397,440
Gen Digital, Inc. 5.000%, 4/15/25§	328,000	324,024
7.125%, 9/30/30§	251,000	253,118
Helios Software Holdings, Inc. 4.625%, 5/1/28§	200,000	176,500
McAfee Corp. 7.375%, 2/15/30§	312,000	288,405
NCR Voyix Corp. 5.000%, 10/1/28§	245,000	225,400
5.125%, 4/15/29§	344,000	315,190
Open Text Corp. 6.900%, 12/1/27§	160,000	163,400
Open Text Holdings, Inc. 4.125%, 12/1/31§	402,000	343,208
Rocket Software, Inc. 6.500%, 2/15/29§	242,000	201,276
SS&C Technologies, Inc. 5.500%, 9/30/27§	406,000	394,835
UKG, Inc. 6.875%, 2/1/31§	104,000	104,431
ZoomInfo Technologies LLC 3.875%, 2/1/29§	638,000	558,556

		6,408,381

Total Information Technology		8,458,925

Materials (11.6%)
Chemicals (5.8%)
Avient Corp. 7.125%, 8/1/30§	248,000	251,207
Axalta Coating Systems LLC 4.750%, 6/15/27§	178,000	170,399
HB Fuller Co. 4.250%, 10/15/28	218,000	200,115
Illuminate Buyer LLC 9.000%, 7/1/28§	652,000	636,515
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	188,500
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	233,000	216,320
Minerals Technologies, Inc. 5.000%, 7/1/28§	508,000	480,060
NOVA Chemicals Corp. 8.500%, 11/15/28§	185,000	194,250
Nufarm Australia Ltd. 5.000%, 1/27/30§	360,000	328,500
Olin Corp. 5.625%, 8/1/29	214,000	206,242
Olympus Water US Holding Corp. 4.250%, 10/1/28§	343,000	307,625
6.250%, 10/1/29§	400,000	359,000
WR Grace Holdings LLC 5.625%, 8/15/29§	470,000	420,650

		3,959,383

Containers & Packaging (5.5%)
ARD Finance SA 6.500%, 6/30/27 PIK§	600,000	147,000
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	400,000	329,520
Ardagh Packaging Finance plc 4.125%, 8/15/26§	200,000	166,750
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	365,000	351,922
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	248,000	236,086
LABL, Inc. 6.750%, 7/15/26§	219,000	215,167
10.500%, 7/15/27§	438,000	428,697
5.875%, 11/1/28§	158,000	140,423
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	210,000	213,281
9.250%, 4/15/27§	670,000	655,227
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	210,000	209,212
7.250%, 5/15/31§	206,000	205,458

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Sealed Air Corp. 6.125%, 2/1/28§	$103,000	$101,455
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	400,000	392,000

		3,792,198

Metals & Mining (0.3%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	212,000	185,235

Total Materials		7,936,816

Real Estate (2.3%)
Diversified REITs (0.3%)
VICI Properties LP (REIT) 4.625%, 6/15/25§	192,000	189,024

Hotel & Resort REITs (0.6%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	204,000	195,840
XHR LP (REIT) 6.375%, 8/15/25§	214,000	212,930

		408,770

Real Estate Management & Development (1.0%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 (x)§	280,000	276,167
Greystar Real Estate Partners LLC 7.750%, 9/1/30§	202,000	207,050
Howard Hughes Corp. (The) 4.375%, 2/1/31§	291,000	245,632

		728,849

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	300,000	282,849

Total Real Estate		1,609,492

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	384,000	384,480

Total Utilities		384,480

Total Corporate Bonds		65,974,258

Total Long-Term Debt Securities (96.4%) (Cost $68,206,642)		65,974,258

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.56% (7 day yield) (xx)	3,965,433	3,965,433
JPMorgan Prime Money Market Fund, IM Shares 5.43% (7 day yield)	1,271,592	1,271,846

Total Investment Companies		5,237,279

Total Short-Term Investments (7.7%) (Cost $5,237,345)		5,237,279

Total Investments in Securities (104.1%) (Cost $73,443,987)		71,211,537
Other Assets Less Liabilities (-4.1%)		(2,774,078)

Net Assets (100%)		$68,437,459

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2024, the market value of these securities amounted to $61,370,862 or 89.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2024. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $4,051,645. This was collateralized by $183,164 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 7/15/24 – 8/15/49 and by cash of $3,965,433 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$6,543,957	$—	$6,543,957
Consumer Discretionary	—	11,614,801	—	11,614,801
Consumer Staples	—	3,083,643	—	3,083,643
Energy	—	5,292,876	—	5,292,876
Financials	—	4,338,138	—	4,338,138
Health Care	—	6,183,550	—	6,183,550
Industrials	—	10,527,580	—	10,527,580
Information Technology	—	8,458,925	—	8,458,925
Materials	—	7,936,816	—	7,936,816
Real Estate	—	1,609,492	—	1,609,492
Utilities	—	384,480	—	384,480
Short-Term Investments
Investment Companies	5,237,279	—	—	5,237,279

Total Assets	$5,237,279	$65,974,258	$—	$71,211,537

Total Liabilities	$—	$—	$—	$—

Total	$5,237,279	$65,974,258	$—	$71,211,537

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,951,440
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,091,753

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$850,057
Aggregate gross unrealized depreciation	(3,874,497)

Net unrealized depreciation	$(3,024,440)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$74,235,977

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $73,443,987)	$71,211,537
Cash	895,000
Dividends, interest and other receivables	1,142,418
Receivable for Fund shares sold	153,570
Receivable for securities sold	61,313
Prepaid registration and filing fees	22,716
Securities lending income receivable	2,900

Total assets	73,489,454

LIABILITIES
Payable for return of collateral on securities loaned	3,965,433
Payable for securities purchased	957,678
Dividends and distributions payable	33,404
Payable for Fund shares repurchased	28,751
Investment advisory fees payable	11,301
Transfer agent fees payable	8,867
Administrative fees payable	8,401
Distribution fees payable – Class A	411
Distribution fees payable – Class R	193
Trustees’ fees payable	135
Distribution fees payable – Class T**	24
Accrued expenses	37,397

Total liabilities	5,051,995

Commitments and contingent liabilities^

NET ASSETS	$68,437,459

Net assets were comprised of:
Paid in capital	$78,295,225
Total distributable earnings (loss)	(9,857,766)

Net assets	$68,437,459

Class A
Net asset value and redemption price per share, $2,061,293 / 249,727 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.25
Maximum sales charge (4.50% of offering price)	0.39

Maximum offering price per share	$8.64

Class I
Net asset value, offering and redemption price per share, $65,796,684 / 7,965,093 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.26

Class R
Net asset value, offering and redemption price per share, $462,270 / 56,036 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.25

Class T**
Net asset value and redemption price per share, $117,212 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.26
Maximum sales charge (2.50% of offering price)	0.21

Maximum offering price per share	$8.47

(x)	Includes value of securities on loan of $4,051,645.
^	See Note 2 in Notes to the Financial Statements.
**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$2,316,112
Dividends	27,404
Securities lending (net)	19,469

Total income	2,362,985

EXPENSES
Investment advisory fees	196,740
Administrative fees	49,195
Professional fees	46,806
Transfer agent fees	42,467
Registration and filing fees	18,568
Printing and mailing expenses	11,565
Custodian fees	4,725
Distribution fees – Class A	2,422
Trustees’ fees	1,223
Distribution fees – Class R	1,089
Distribution fees – Class T**	146
Miscellaneous	9,352

Gross expenses	384,298
Less: Waiver from investment adviser	(134,633)
Waiver from distributor	(146)

Net expenses	249,519

NET INVESTMENT INCOME (LOSS)	2,113,466

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(309,779)
Net change in unrealized appreciation (depreciation) on investments in securities	3,739,050

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,429,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,542,737

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,113,466	$3,598,035
Net realized gain (loss)	(309,779)	(2,469,007)
Net change in unrealized appreciation (depreciation)	3,739,050	1,457,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,542,737	2,586,631

Distributions to shareholders:
Class A	(60,741)	(115,750)
Class I	(2,053,892)	(3,515,387)
Class R	(13,110)	(20,122)
Class T**	(3,800)	(7,073)

Total distributions to shareholders	(2,131,543)	(3,658,332)

Tax return of capital:
Class A	—	(1,006)
Class I	—	(30,566)
Class R	—	(175)
Class T**	—	(62)

Total tax return of capital	—	(31,809)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,589 and 37,137 shares, respectively ]	236,299	302,809
Capital shares issued in reinvestment of dividends [ 6,570 and 12,500 shares, respectively ]	54,384	100,543
Capital shares repurchased [ (18,371) and (48,706) shares, respectively ]	(152,401)	(391,667)

Total Class A transactions	138,282	11,685

Class I
Capital shares sold [ 1,303,664 and 3,843,263 shares, respectively ]	10,807,949	30,919,225
Capital shares issued in reinvestment of dividends [ 227,265 and 397,864 shares, respectively ]	1,882,594	3,202,134
Capital shares repurchased [ (1,125,234) and (3,447,821) shares, respectively ]	(9,265,789)	(27,793,519)

Total Class I transactions	3,424,754	6,327,840

Class R
Capital shares sold [ 10,384 and 16,648 shares, respectively ]	86,283	133,797
Capital shares issued in reinvestment of dividends [ 939 and 1,284 shares, respectively ]	7,773	10,316
Capital shares repurchased [ (2,317) and (18,057) shares, respectively ]	(19,061)	(144,395)

Total Class R transactions	74,995	(282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,638,031	6,339,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,049,225	5,235,733
NET ASSETS:
Beginning of period	61,388,234	56,152,501

End of period	$68,437,459	$61,388,234

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.81		$7.95	$9.24	$9.01	$9.06	$8.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.47	0.40	0.39	0.44	0.47
Net realized and unrealized gain (loss)	0.44		(0.13)	(1.27)	0.26	(0.03)	0.14

Total from investment operations	0.70		0.34	(0.87)	0.65	0.41	0.61

Less distributions:
Dividends from net investment income	(0.26)		(0.48)	(0.40)	(0.42)	(0.46)	(0.47)
Return of capital	—		— #	(0.02)	— #	—	(0.01)

Total dividends and distributions	(0.26)		(0.48)	(0.42)	(0.42)	(0.46)	(0.48)

Net asset value, end of period	$8.25		$7.81	$7.95	$9.24	$9.01	$9.06

Total return (b)	8.96%		4.30%	(9.60)%	7.27%	4.72%	6.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,061		$1,819	$1,844	$2,145	$2,115	$1,623
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.41%		1.50%	1.43%	1.44%	1.68%	1.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	6.20%		5.83%	4.61%	4.24%	4.97%	5.27%
Before waivers and reimbursements (a)(f)	5.79%		5.33%	4.18%	3.80%	4.29%	4.48%
Portfolio turnover rate^	14	%(z)	35%	43%	39%	59%	54%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.82		$7.95	$9.25	$9.01	$9.06	$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.49	0.42	0.42	0.47	0.50
Net realized and unrealized gain (loss)	0.44		(0.12)	(1.28)	0.26	(0.04)	0.12

Total from investment operations	0.71		0.37	(0.86)	0.68	0.43	0.62

Less distributions:
Dividends from net investment income	(0.27)		(0.50)	(0.42)	(0.44)	(0.48)	(0.49)
Return of capital	—		— #	(0.02)	— #	—	(0.01)

Total dividends and distributions	(0.27)		(0.50)	(0.44)	(0.44)	(0.48)	(0.50)

Net asset value, end of period	$8.26		$7.82	$7.95	$9.25	$9.01	$9.06

Total return (b)	9.09%		4.69%	(9.47)%	7.65%	4.98%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,797		$59,091	$53,821	$66,473	$42,159	$35,453
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.16%		1.26%	1.18%	1.18%	1.43%	1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	6.45%		6.09%	4.84%	4.47%	5.22%	5.50%
Before waivers and reimbursements (a)(f)	6.04%		5.58%	4.42%	4.04%	4.54%	4.71%
Portfolio turnover rate^	14	%(z)	35%	43%	39%	59%	54%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class R			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.81		$7.95	$9.23	$9.00	$9.05	$8.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.45	0.37	0.37	0.42	0.45
Net realized and unrealized gain (loss)	0.45		(0.13)	(1.25)	0.25	(0.03)	0.13

Total from investment operations	0.69		0.32	(0.88)	0.62	0.39	0.58

Less distributions:
Dividends from net investment income	(0.25)		(0.46)	(0.38)	(0.39)	(0.44)	(0.45)
Return of capital	—		— #	(0.02)	— #	—	(0.01)

Total dividends and distributions	(0.25)		(0.46)	(0.40)	(0.39)	(0.44)	(0.46)

Net asset value, end of period	$8.25		$7.81	$7.95	$9.23	$9.00	$9.05

Total return (b)	8.83%		4.04%	(9.72)%	7.01%	4.46%	6.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$462		$367	$375	$708	$638	$307
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.66%		1.76%	1.67%	1.69%	1.92%	2.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.95%		5.59%	4.29%	3.98%	4.69%	5.00%
Before waivers and reimbursements (a)(f)	5.54%		5.08%	3.87%	3.54%	4.01%	4.22%
Portfolio turnover rate^	14	%(z)	35%	43%	39%	59%	54%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class T**			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.82		$7.95	$9.24	$9.01	$9.06	$8.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.49	0.42	0.42	0.47	0.50
Net realized and unrealized gain (loss)	0.44		(0.12)	(1.27)	0.25	(0.04)	0.13

Total from investment operations	0.71		0.37	(0.85)	0.67	0.43	0.63

Less distributions:
Dividends from net investment income	(0.27)		(0.50)	(0.42)	(0.44)	(0.48)	(0.49)
Return of capital	—		— #	(0.02)	— #	—	(0.01)

Total dividends and distributions	(0.27)		(0.50)	(0.44)	(0.44)	(0.48)	(0.50)

Net asset value, end of period	$8.26		$7.82	$7.95	$9.24	$9.01	$9.06

Total return (b)	9.09%		4.69%	(9.37)%	7.53%	4.98%	7.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117		$111	$113	$131	$128	$129
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.41%		1.51%	1.43%	1.44%	1.68%	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	6.45%		6.08%	4.86%	4.49%	5.23%	5.50%
Before waivers and reimbursements (a)(f)	5.79%		5.33%	4.18%	3.80%	4.30%	4.47%
Portfolio turnover rate^	14	%(z)	35%	43%	39%	59%	54%
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Financials	21.6%
Industrials	9.6
Information Technology	9.5
Consumer Discretionary	8.6
Communication Services	6.7
Energy	6.4
Health Care	5.3
Materials	4.7
Consumer Staples	4.0
Utilities	2.9
U.S. Treasury Obligations	2.9
Exchange Traded Funds	2.7
Foreign Government Securities	2.5
Investment Company	2.4
Asset-Backed Securities	1.4
Real Estate	1.3
Foreign Government Treasury Bill	1.0
Cash and Other	6.5

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,098.60	$5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class I
Actual	1,000.00	1,101.00	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class R
Actual	1,000.00	1,097.40	6.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 1.05%, 0.80% and 1.30%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.4%)
Anchorage Capital CLO 17 Ltd.,
Series 2021-17A A1 6.760%, 7/15/34 (l)§	$250,000	$250,363
Magnetite XXVII Ltd.,
Series 2020-27A AR 6.726%, 10/20/34 (l)§	335,000	335,987
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR 6.765%, 10/25/34 (l)§	340,000	340,020
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	19,284	19,168

Total Asset-Backed Securities		945,538

Convertible Bonds (0.6%)
Communication Services (0.1%)
Interactive Media & Services (0.1%)
Liberty TripAdvisor Holdings, Inc. 0.500%, 6/30/51§	70,000	65,275

Total Communication Services		65,275

Consumer Discretionary (0.1%)
Hotels, Restaurants & Leisure (0.1%)
DraftKings Holdings, Inc. (Zero Coupon), 3/15/28	66,000	54,615

Total Consumer Discretionary		54,615

Financials (0.1%)
Financial Services (0.1%)
Block, Inc. 0.125%, 3/1/25	55,000	54,406

Total Financials		54,406

Industrials (0.3%)
Electrical Equipment (0.2%)
Stem, Inc. 0.500%, 12/1/28§	345,000	157,508

Ground Transportation (0.1%)
Uber Technologies, Inc.
Series 2028 0.875%, 12/1/28§	45,000	50,445

Total Industrials		207,953

Total Convertible Bonds		382,249

Corporate Bonds (40.0%)
Communication Services (3.1%)
Diversified Telecommunication Services (0.3%)
CCO Holdings LLC 4.250%, 1/15/34§	42,000	30,319
Consolidated Communications, Inc. 5.000%, 10/1/28§	25,000	20,625
6.500%, 10/1/28§	63,000	54,652
Frontier Communications Holdings LLC
6.750%, 5/1/29§	106,000	92,883
6.000%, 1/15/30§	17,000	14,110

		212,589

Entertainment (0.3%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	51,000	38,726
ROBLOX Corp. 3.875%, 5/1/30§	156,000	134,745

		173,471

Interactive Media & Services (0.3%)
TripAdvisor, Inc. 7.000%, 7/15/25§	217,000	217,554

Media (1.3%)
Advantage Sales & Marketing, Inc. 6.500%, 11/15/28§	76,000	70,774
AMC Networks, Inc. 4.250%, 2/15/29	81,000	54,979
Directv Financing LLC 5.875%, 8/15/27§	10,000	9,287
8.875%, 2/1/30§	252,000	245,070
Gray Television, Inc. 4.750%, 10/15/30 (x)§	83,000	49,800
News Corp. 5.125%, 2/15/32§	145,000	132,313
Scripps Escrow II, Inc. 5.375%, 1/15/31§	50,000	29,487
Sinclair Television Group, Inc. 5.500%, 3/1/30§	38,000	26,165
4.125%, 12/1/30§	25,000	17,125
TEGNA, Inc. 5.000%, 9/15/29	137,000	120,250
Townsquare Media, Inc. 6.875%, 2/1/26§	61,000	59,048
Urban One, Inc. 7.375%, 2/1/28§	22,000	17,875

		832,173

Wireless Telecommunication Services (0.9%)
Millicom International Cellular SA 4.500%, 4/27/31 (m)	245,000	203,912
T-Mobile USA, Inc. 4.800%, 7/15/28	260,000	253,052
5.150%, 4/15/34	155,000	149,078

		606,042

Total Communication Services		2,041,829

Consumer Discretionary (5.2%)
Automobile Components (0.4%)
Allison Transmission, Inc. 3.750%, 1/30/31§	158,000	135,090
Patrick Industries, Inc. 4.750%, 5/1/29§	67,000	60,635
Tenneco, Inc. 8.000%, 11/17/28§	79,000	73,995

		269,720

Automobiles (0.2%)
PM General Purchaser LLC 9.500%, 10/1/28§	55,000	55,550
Thor Industries, Inc. 4.000%, 10/15/29§	67,000	58,230

		113,780

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Broadline Retail (0.8%)
Go Daddy Operating Co. LLC 3.500%, 3/1/29§	$72,000	$63,630
GrubHub Holdings, Inc. 5.500%, 7/1/27§	78,000	69,420
Kohl’s Corp. 4.625%, 5/1/31 (e)	88,000	72,380
Millennium Escrow Corp. 6.625%, 8/1/26§	38,000	21,843
NMG Holding Co., Inc. 7.125%, 4/1/26§	38,000	37,667
Nordstrom, Inc. 6.950%, 3/15/28	155,000	151,900
QVC, Inc. 4.750%, 2/15/27	75,000	64,969
5.450%, 8/15/34	22,000	14,300

		496,109

Distributors (0.3%)
American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/28§	68,000	62,955
Resideo Funding, Inc. 4.000%, 9/1/29§	147,000	128,901

		191,856

Diversified Consumer Services (0.2%)
Grand Canyon University 4.125%, 10/1/24	121,000	118,429
StoneMor, Inc. 8.500%, 5/15/29§	44,000	34,540

		152,969

Hotels, Restaurants & Leisure (1.0%)
Expedia Group, Inc. 2.950%, 3/15/31	265,000	225,233
Full House Resorts, Inc. 8.250%, 2/15/28§	31,000	29,373
GPS Hospitality Holding Co. LLC 7.000%, 8/15/28§	46,000	34,845
Hilton Domestic Operating Co., Inc. 5.875%, 4/1/29§	190,000	186,802
NCL Finance Ltd. 6.125%, 3/15/28§	23,000	22,425
Premier Entertainment Sub LLC 5.875%, 9/1/31§	62,000	44,175
Royal Caribbean Cruises Ltd. 7.500%, 10/15/27	80,000	83,400

		626,253

Household Durables (1.4%)
Ashton Woods USA LLC 4.625%, 8/1/29§	74,000	66,507
Brookfield Residential Properties, Inc. 6.250%, 9/15/27§	70,000	67,200
Dream Finders Homes, Inc. 8.250%, 8/15/28§	119,000	121,975
KB Home 4.800%, 11/15/29	143,000	132,632
Landsea Homes Corp. 8.875%, 4/1/29§	69,000	67,534
M/I Homes, Inc. 4.950%, 2/1/28	134,000	126,906
New Home Co., Inc. (The) 9.250%, 10/1/29§	69,000	69,000
Taylor Morrison Communities, Inc. 5.875%, 6/15/27§	141,000	138,885
Tempur Sealy International, Inc. 4.000%, 4/15/29§	152,000	134,727

		925,366

Specialty Retail (0.8%)
Bath & Body Works, Inc. 6.950%, 3/1/33	76,000	73,222
Foot Locker, Inc. 4.000%, 10/1/29§	106,000	84,927
Gap, Inc. (The) 3.625%, 10/1/29§	66,000	55,884
3.875%, 10/1/31§	15,000	12,178
GYP Holdings III Corp. 4.625%, 5/1/29§	65,000	59,800
LSF9 Atlantis Holdings LLC 7.750%, 2/15/26§	75,000	73,688
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	67,000	66,162
Victoria’s Secret & Co. 4.625%, 7/15/29§	72,000	56,289
White Cap Buyer LLC 6.875%, 10/15/28§	37,000	35,659

		517,809

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc. 9.000%, 2/15/31 (x)§	78,000	77,154

Total Consumer Discretionary		3,371,016

Consumer Staples (0.2%)
Household Products (0.1%)
Central Garden & Pet Co. 4.125%, 4/30/31§	45,000	38,843

Personal Care Products (0.1%)
BellRing Brands, Inc. 7.000%, 3/15/30§	62,000	62,620

Total Consumer Staples		101,463

Energy (3.2%)
Energy Equipment & Services (0.4%)
Enerflex Ltd. 9.000%, 10/15/27§	127,000	129,699
Helix Energy Solutions Group, Inc. 9.750%, 3/1/29§	116,000	123,250

		252,949

Oil, Gas & Consumable Fuels (2.8%)
Alliance Resource Operating Partners LP
7.500%, 5/1/25§	123,000	122,078
CNX Midstream Partners LP 4.750%, 4/15/30§	78,000	68,947
CVR Energy, Inc. 5.750%, 2/15/28§	83,000	77,190
Delek Logistics Partners LP 7.125%, 6/1/28§	145,000	141,756
Global Partners LP 6.875%, 1/15/29	70,000	68,337

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Greenfire Resources Ltd. 12.000%, 10/1/28§	$66,000	$69,878
Hess Midstream Operations LP 4.250%, 2/15/30§	300,000	270,054
New Fortress Energy, Inc. 6.500%, 9/30/26§	164,000	156,620
Permian Resources Operating LLC 7.750%, 2/15/26§	110,000	111,009
Prairie Acquiror LP 9.000%, 8/1/29§	57,000	57,784
Rockies Express Pipeline LLC 3.600%, 5/15/25§	153,000	147,913
Southwestern Energy Co. 5.700%, 1/23/25 (e)	150,000	148,913
Tallgrass Energy Partners LP 6.000%, 12/31/30§	158,000	148,760
Venture Global LNG, Inc. 8.125%, 6/1/28§	218,000	223,077
Western Midstream Operating LP 6.150%, 4/1/33	20,000	19,943

		1,832,259

Total Energy		2,085,208

Financials (15.4%)
Banks (8.0%)
Banco Bilbao Vizcaya Argentaria SA (USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27 (k)(y)	400,000	356,900
5.381%, 3/13/29	200,000	197,817
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	200,000	200,372
Barclays plc (SOFR + 3.57%), 7.119%, 6/27/34 (k)	265,000	273,805
BNP Paribas SA (SOFR + 1.88%), 5.738%, 2/20/35 (k)§	220,000	215,195
Comerica, Inc. (SOFR + 2.16%), 5.982%, 1/30/30 (k)	135,000	131,197
Credit Agricole SA (USD Swap Semi 5 Year + 4.32%), 6.875%, 9/23/24 (k)(y)§	200,000	199,250
HSBC Holdings plc (USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27 (k)(y)	280,000	266,350
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28 (k)(y)	230,000	219,650
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	270,000	287,215
HSBC USA, Inc. 5.625%, 3/17/25	200,000	199,979
ING Groep NV (USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25 (k)(y)	200,000	195,500
Intesa Sanpaolo SpA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54 (k)§	265,000	270,525
JPMorgan Chase & Co. (SOFR + 2.58%), 5.717%, 9/14/33 (k)	185,000	183,714
Series HH (CME Term SOFR 3 Month + 3.13%), 4.600%, 2/1/25 (k)(y)	180,000	175,814
Series II (CME Term SOFR 3 Month + 2.75%), 4.000%, 4/1/25 (k)(y)	250,000	241,682
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 9/27/29 (k)(y)	260,000	256,596
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	199,439
Santander Holdings USA, Inc. 3.450%, 6/2/25	170,000	164,870
Societe Generale SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55 (k)§	200,000	190,927
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)§	270,000	263,261
UniCredit SpA (USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34 (k)§	240,000	242,342
Wells Fargo & Co. (SOFR + 1.07%), 6.396%, 4/22/28 (k)	300,000	301,178

		5,233,578

Capital Markets (4.5%)
Aretec Group, Inc. 7.500%, 4/1/29§	38,000	35,848
BGC Group, Inc. 4.375%, 12/15/25	345,000	333,557
Blue Owl Capital Corp. II 8.450%, 11/15/26§	70,000	71,385
Blue Owl Credit Income Corp. 5.500%, 3/21/25	230,000	227,930
Blue Owl Finance LLC 6.250%, 4/18/34§	120,000	119,015
Coinbase Global, Inc. 3.375%, 10/1/28§	78,000	65,430
3.625%, 10/1/31§	18,000	14,040
Credit Suisse AG 7.950%, 1/9/25	250,000	253,306
Deutsche Bank AG (SOFR + 1.87%), 2.129%, 11/24/26 (k)	230,000	216,357
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	200,000	198,699
Goldman Sachs Group, Inc. (The) Series X (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29 (k)(y)	300,000	304,387

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Jane Street Group 7.125%, 4/30/31§	$127,000	$127,982
Jefferies Financial Group, Inc. 6.200%, 4/14/34	220,000	216,430
Morgan Stanley (SOFR + 1.02%), 6.349%, 4/13/28 (k)	300,000	301,161
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	145,000	142,530
Osaic Holdings, Inc. 10.750%, 8/1/27§	44,000	45,558
UBS Group AG (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33 (k)(y)§	270,000	296,325

		2,969,940

Consumer Finance (1.4%)
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	35,000	36,328
Capital One Financial Corp. (SOFR + 2.26%), 6.051%, 2/1/35 (k)	280,000	274,427
Enova International, Inc. 11.250%, 12/15/28§	56,000	59,178
General Motors Financial Co., Inc. 5.400%, 4/6/26	260,000	258,270
goeasy Ltd. 9.250%, 12/1/28§	120,000	126,900
PRA Group, Inc. 5.000%, 10/1/29§	87,000	71,775
Synchrony Financial 7.250%, 2/2/33	78,000	76,309

		903,187

Financial Services (0.1%)
Armor Holdco, Inc. 8.500%, 11/15/29§	34,000	31,532

Insurance (1.0%)
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53 (k)§	200,000	205,000
Liberty Mutual Group, Inc. 4.300%, 2/1/61§	330,000	201,300
Met Tower Global Funding 4.850%, 1/16/27§	200,000	197,580
Panther Escrow Issuer LLC 7.125%, 6/1/31§	40,000	40,050
USI, Inc. 7.500%, 1/15/32§	36,000	35,640

		679,570

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Blackstone Mortgage Trust, Inc. (REIT) 3.750%, 1/15/27§	140,000	124,141
Ladder Capital Finance Holdings LLLP (REIT) 4.750%, 6/15/29§	156,000	139,432

		263,573

Total Financials		10,081,380

Health Care (0.5%)
Health Care Equipment & Supplies (0.1%)
Medtronic Global Holdings SCA 4.250%, 3/30/28	95,000	91,517

Health Care Providers & Services (0.4%)
DaVita, Inc. 4.625%, 6/1/30§	117,000	102,141
Encompass Health Corp. 4.625%, 4/1/31	94,000	84,007
US Acute Care Solutions LLC 9.750%, 5/15/29§	70,000	69,125

		255,273

Total Health Care		346,790

Industrials (4.8%)
Aerospace & Defense (0.8%)
Boeing Co. (The) 6.388%, 5/1/31§	25,000	25,095
Bombardier, Inc. 7.250%, 7/1/31§	45,000	45,122
Moog, Inc. 4.250%, 12/15/27§	143,000	133,705
Spirit AeroSystems, Inc. 4.600%, 6/15/28 (x)	69,000	63,621
TransDigm, Inc. 4.625%, 1/15/29	262,000	239,403
Triumph Group, Inc. 9.000%, 3/15/28§	42,000	43,575

		550,521

Building Products (1.0%)
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28§	58,000	60,962
Cornerstone Building Brands, Inc. 6.125%, 1/15/29§	46,000	38,870
Eco Material Technologies, Inc. 7.875%, 1/31/27§	65,000	65,487
Griffon Corp. 5.750%, 3/1/28	74,000	71,589
MIWD Holdco II LLC 5.500%, 2/1/30§	78,000	70,597
Oscar AcquisitionCo LLC 9.500%, 4/15/30§	30,000	28,937
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§	144,000	138,960
Standard Industries, Inc. 5.000%, 2/15/27§	168,000	162,127

		637,529

Commercial Services & Supplies (0.6%)
Aptim Corp. 7.750%, 6/15/25§	29,000	28,456
APX Group, Inc. 6.750%, 2/15/27§	12,000	11,901
5.750%, 7/15/29§	60,000	56,051
Garda World Security Corp. 9.500%, 11/1/27§	49,000	48,694
Interface, Inc. 5.500%, 12/1/28 (x)§	64,000	60,076
Neptune Bidco US, Inc. 9.290%, 4/15/29§	11,000	10,354

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Pitney Bowes, Inc. 6.875%, 3/15/27§	$69,000	$61,928
Republic Services, Inc. 5.000%, 4/1/34	50,000	47,976
Steelcase, Inc. 5.125%, 1/18/29	17,000	15,866
Waste Pro USA, Inc. 5.500%, 2/15/26§	38,000	37,050

		378,352

Construction & Engineering (0.7%)
Brand Industrial Services, Inc. 10.375%, 8/1/30§	75,000	80,063
Global Infrastructure Solutions, Inc. 5.625%, 6/1/29§	75,000	67,313
IHS Netherlands Holdco BV 8.000%, 9/18/27§	235,000	220,900
Weekley Homes LLC 4.875%, 9/15/28§	122,000	111,172

		479,448

Electrical Equipment (0.2%)
Vertiv Group Corp. 4.125%, 11/15/28§	142,000	131,492

Ground Transportation (0.1%)
Watco Cos. LLC 6.500%, 6/15/27§	37,000	36,445

Machinery (0.1%)
Maxim Crane Works Holdings Capital LLC 11.500%, 9/1/28§	33,000	35,021
Werner FinCo LP 11.500%, 6/15/28§	30,000	32,700

		67,721

Passenger Airlines (0.7%)
American Airlines Group, Inc. 3.750%, 3/1/25§	180,000	175,527
Hawaiian Brand Intellectual Property Ltd. 5.750%, 1/20/26 (x)§	79,003	73,988
Mileage Plus Holdings LLC 6.500%, 6/20/27§	172,250	172,637
VistaJet Malta Finance plc 9.500%, 6/1/28§	14,000	12,523
6.375%, 2/1/30 (x)§	17,000	13,133

		447,808

Professional Services (0.1%)
TriNet Group, Inc. 3.500%, 3/1/29§	87,000	76,284

Trading Companies & Distributors (0.5%)
BlueLinx Holdings, Inc. 6.000%, 11/15/29§	70,000	66,241
Boise Cascade Co. 4.875%, 7/1/30§	138,000	126,033
Fortress Transportation and Infrastructure Investors LLC 9.750%, 8/1/27§	150,000	154,500

		346,774

Total Industrials		3,152,374

Information Technology (3.2%)
Communications Equipment (0.3%)
CommScope Technologies LLC 6.000%, 6/15/25 (x)§	160,000	126,400
Viasat, Inc. 6.500%, 7/15/28§	69,000	52,915

		179,315

Electronic Equipment, Instruments & Components (0.0%)†
Jabil, Inc. 5.450%, 2/1/29	25,000	24,610

IT Services (0.4%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	39,000	35,324
Arches Buyer, Inc. 6.125%, 12/1/28§	51,000	41,310
Newfold Digital Holdings Group, Inc. 6.000%, 2/15/29§	47,000	35,147
Presidio Holdings, Inc. 8.250%, 2/1/28§	40,000	40,450
Unisys Corp. 6.875%, 11/1/27§	76,000	65,550
Virtusa Corp. 7.125%, 12/15/28§	41,000	36,592

		254,373

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 4.150%, 4/15/32§	240,000	216,398
Entegris, Inc. 3.625%, 5/1/29§	163,000	144,317

		360,715

Software (1.1%)
Adobe, Inc. 4.850%, 4/4/27	310,000	308,472
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	146,000	127,750
Dye & Durham Ltd. 8.625%, 4/15/29§	64,000	64,600
Fair Isaac Corp. 5.250%, 5/15/26§	143,000	140,140
PTC, Inc. 4.000%, 2/15/28§	9,000	8,336
Veritas US, Inc. 7.500%, 9/1/25§	50,000	45,187

		694,485

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC 5.750%, 2/1/33 (x)	155,000	155,572
Seagate HDD Cayman 9.625%, 12/1/32	145,069	161,208
Xerox Corp. 6.750%, 12/15/39	9,000	6,872
Xerox Holdings Corp. 5.000%, 8/15/25§	160,000	155,552
5.500%, 8/15/28§	100,000	86,750

		565,954

Total Information Technology		2,079,452

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

Materials (2.0%)
Chemicals (0.3%)
GPD Cos., Inc. 10.125%, 4/1/26§		$27,000	$25,346
Rain Carbon, Inc. 12.250%, 9/1/29 (x)§		65,000	67,438
Rayonier AM Products, Inc. 7.625%, 1/15/26§		42,000	37,330
SK Invictus Intermediate II Sarl 5.000%, 10/30/29§		81,000	70,551
Tronox, Inc. 4.625%, 3/15/29§		14,000	12,442

			213,107

Construction Materials (0.4%)
Cemex SAB de CV 3.875%, 7/11/31§		260,000	225,485
Knife River Corp. 7.750%, 5/1/31§		12,000	12,420

			237,905

Containers & Packaging (0.1%)
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/27§		82,000	75,645

Metals & Mining (1.1%)
Anglo American Capital plc 5.750%, 4/5/34§		305,000	301,700
Cleveland-Cliffs, Inc. 7.000%, 3/15/32§		104,000	101,684
Coeur Mining, Inc. 5.125%, 2/15/29§		39,000	36,319
FMG Resources August 2006 Pty. Ltd. 5.875%, 4/15/30§		159,000	152,794
Infrabuild Australia Pty. Ltd. 14.500%, 11/15/28§		53,000	54,695
SunCoke Energy, Inc. 4.875%, 6/30/29§		73,000	64,696
TMS International Corp. 6.250%, 4/15/29§		31,000	28,456

			740,344

Paper & Forest Products (0.1%)
Domtar Corp. 6.750%, 10/1/28§		81,000	70,470

Total Materials			1,337,471

Real Estate (0.8%)
Real Estate Management & Development (0.4%)
Forestar Group, Inc. 5.000%, 3/1/28§		136,000	128,010
Newmark Group, Inc. 7.500%, 1/12/29§		124,000	124,930

			252,940

Retail REITs (0.1%)
Brookfield Property REIT, Inc. (REIT) 4.500%, 4/1/27§		90,000	80,100

Specialized REITs (0.3%)
Iron Mountain, Inc. (REIT) 4.875%, 9/15/29§		218,000	201,225

Total Real Estate			534,265

Utilities (1.6%)
Electric Utilities (0.7%)
NRG Energy, Inc. 3.375%, 2/15/29§		172,000	150,285
3.875%, 2/15/32§		15,000	12,600
Terraform Global Operating LP 6.125%, 3/1/26§		96,000	93,960
Vistra Operations Co. LLC 4.375%, 5/1/29§		221,000	201,110

			457,955

Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC 8.625%, 6/1/30§		128,000	135,414

Multi-Utilities (0.7%)
Engie SA 5.250%, 4/10/29§		200,000	197,709
Public Service Enterprise Group, Inc. 5.450%, 4/1/34		255,000	248,032

			445,741

Total Utilities			1,039,110

Total Corporate Bonds			26,170,358

Foreign Government Securities (2.5%)
Argentine Republic 3.625%, 7/9/35 (e)		755,000	345,790
Oriental Republic of Uruguay 9.750%, 7/20/33	UYU	12,005,000	324,311
Republic of Costa Rica 7.000%, 4/4/44 (m)		$200,000	202,200
7.158%, 3/12/45 (m)		240,000	247,560
Republic of Ecuador 6.000%, 7/31/30 (e)(m)		440,000	307,340
Republic of Guatemala 4.375%, 6/5/27 (m)		200,000	187,270

Total Foreign Government Securities			1,614,471

U.S. Treasury Obligations (2.4%)
U.S. Treasury Bonds 3.625%, 2/15/53		1,455,000	1,187,691
U.S. Treasury Notes 4.500%, 11/15/33 (s)		385,000	379,279

Total U.S. Treasury Obligations			1,566,970

Total Long-Term Debt Securities (46.9%) (Cost $30,518,795)			30,679,586

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.		2,494	42,124
Koninklijke KPN NV		16,279	59,193
Verizon Communications, Inc.		4,998	197,371

			298,688

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Entertainment (0.3%)
Netflix, Inc.*	169	$93,058
Nintendo Co. Ltd.	1,100	53,606
Walt Disney Co. (The)	499	55,439

		202,103

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A (s)*	2,192	356,814
Alphabet, Inc., Class C (s)*	1,901	312,980
Meta Platforms, Inc., Class A (s)	1,328	571,266

		1,241,060

Media (0.8%)
Comcast Corp., Class A (s)	4,975	189,597
Paramount Global, Class B	24,800	282,472
Publicis Groupe SA	413	45,646

		517,715

Wireless Telecommunication Services (0.1%)
KDDI Corp.	1,700	47,297

Total Communication Services		2,306,863

Consumer Discretionary (3.3%)
Automobile Components (0.1%)
Bridgestone Corp.	1,100	48,551

Automobiles (0.7%)
Bayerische Motoren Werke AG	415	45,272
Honda Motor Co. Ltd.	5,400	61,410
Stellantis NV	1,943	43,174
Tesla, Inc.(s)*	685	125,547
Toyota Motor Corp.	8,700	199,267

		474,670

Broadline Retail (1.0%)
Amazon.com, Inc. (s)*	3,076	538,300
Wesfarmers Ltd.	1,952	84,195

		622,495

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.	15	51,781
Darden Restaurants, Inc.	236	36,205
Hilton Worldwide Holdings, Inc.	465	91,735
McDonald’s Corp.	210	57,338
Starbucks Corp.	479	42,387
Yum! Brands, Inc.	321	45,341

		324,787

Household Durables (0.1%)
DR Horton, Inc.	378	53,861

Specialty Retail (0.8%)
Home Depot, Inc. (The) (s)	1,051	351,265
Industria de Diseno Textil SA (x)	1,085	49,279
Lowe’s Cos., Inc.	191	43,546
O’Reilly Automotive, Inc.*	47	47,623
TJX Cos., Inc. (The)	611	57,489

		549,202

Textiles, Apparel & Luxury Goods (0.1%)
Kering SA	105	36,236
NIKE, Inc., Class B	527	48,621

		84,857

Total Consumer Discretionary		2,158,423

Consumer Staples (3.8%)
Beverages (1.1%)
Brown-Forman Corp., Class B	600	28,710
Carlsberg A/S, Class B	336	45,300
Coca-Cola Co. (The)	4,103	253,442
Constellation Brands, Inc., Class A	180	45,623
Diageo plc	1,996	68,829
PepsiCo, Inc. (s)	1,468	258,236
Pernod Ricard SA	258	38,959

		739,099

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp. (s)	160	115,664
Dollar General Corp.	198	27,559
Kroger Co. (The)	903	50,008
Target Corp.	418	67,290
Walmart, Inc. (s)	1,500	89,025

		349,546

Food Products (0.6%)
Archer-Daniels-Midland Co.	478	28,039
Conagra Brands, Inc.	1,502	46,232
Danone SA	782	48,902
Kellanova	755	43,684
Nestle SA (Registered)	1,988	199,415
Tyson Foods, Inc., Class A	685	41,545

		407,817

Household Products (0.8%)
Colgate-Palmolive Co.	860	79,051
Procter & Gamble Co. (The) (s)	2,400	391,680
Reckitt Benckiser Group plc	850	47,416

		518,147

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	176	25,821
Kenvue, Inc.	2,371	44,622
Unilever plc	2,157	111,505

		181,948

Tobacco (0.4%)
Altria Group, Inc.	1,554	68,081
Japan Tobacco, Inc.	1,400	37,600
Philip Morris International, Inc.	1,775	168,519

		274,200

Total Consumer Staples		2,470,757

Energy (3.2%)
Energy Equipment & Services (0.1%)
Schlumberger NV	814	38,649

Oil, Gas & Consumable Fuels (3.1%)
Chevron Corp. (s)	1,911	308,187
ConocoPhillips	1,642	206,268
EOG Resources, Inc.	351	46,378
Exxon Mobil Corp. (s)	7,758	917,539
Hess Corp.	294	46,302
Marathon Petroleum Corp. (s)	546	99,219
Phillips 66	420	60,148
Suncor Energy, Inc.	1,600	61,052
TotalEnergies SE	1,923	139,673
Valero Energy Corp.	665	106,313
Woodside Energy Group Ltd.	2,869	51,689

		2,042,768

Total Energy		2,081,417

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (6.1%)
Banks (1.6%)
Banco BPM SpA	30,370	$199,848
Bank of America Corp.	2,033	75,241
Citigroup, Inc.	857	52,560
DBS Group Holdings Ltd.	2,420	61,887
Fifth Third Bancorp	1,092	39,814
JPMorgan Chase & Co. (s)	806	154,543
PNC Financial Services Group, Inc. (The)	426	65,289
Regions Financial Corp.	1,930	37,191
Truist Financial Corp.	1,336	50,167
UniCredit SpA	5,322	195,791
US Bancorp	1,532	62,245
Wells Fargo & Co.	1,143	67,803

		1,062,379

Capital Markets (1.9%)
Bank of New York Mellon Corp. (The)	985	55,643
BlackRock, Inc.	185	139,608
Blackstone, Inc.	587	68,450
Charles Schwab Corp. (The)	530	39,194
CME Group, Inc.	309	64,779
Deutsche Bank AG (Registered)	11,367	182,011
Goldman Sachs Group, Inc. (The)	861	367,397
Hong Kong Exchanges & Clearing Ltd.	1,800	57,181
Moody’s Corp.	165	61,104
Morgan Stanley	520	47,237
MSCI, Inc.	85	39,592
Partners Group Holding AG	27	34,620
S&P Global, Inc.	138	57,385
Singapore Exchange Ltd.	7,000	47,912

		1,262,113

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B (s)*	469	186,066
Fiserv, Inc.*	392	59,847
Mastercard, Inc., Class A (s)	249	112,349
PayPal Holdings, Inc.*	5,218	354,406
Visa, Inc., Class A (s)	479	128,664

		841,332

Insurance (1.3%)
Aflac, Inc.	511	42,745
Allianz SE (Registered)	315	89,462
American International Group, Inc.	777	58,516
Arch Capital Group Ltd.*	834	78,012
Arthur J Gallagher & Co.	250	58,673
AXA SA	1,543	53,128
Everest Group Ltd.	123	45,068
Manulife Financial Corp.	3,000	69,974
Marsh & McLennan Cos., Inc.	233	46,467
MetLife, Inc.	634	45,065
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	122	53,615
Sun Life Financial, Inc.	1,000	51,059
Swiss Re AG	362	39,086
Tokio Marine Holdings, Inc.	1,800	56,521
Zurich Insurance Group AG	129	62,086

		849,477

Total Financials		4,015,301

Health Care (4.8%)
Biotechnology (0.8%)
AbbVie, Inc. (s)	1,913	311,130
Amgen, Inc.	655	179,431
Gilead Sciences, Inc.	649	42,315

		532,876

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	519	54,999
Becton Dickinson & Co.	159	37,301
Boston Scientific Corp.*	923	66,336
Edwards Lifesciences Corp.*	527	44,621
Intuitive Surgical, Inc.*	158	58,558
Medtronic plc	1,730	138,815
Solventum Corp.*	200	13,002
Stryker Corp.	180	60,570

		474,202

Health Care Providers & Services (0.6%)
Centene Corp.*	480	35,069
Cigna Group (The)	199	71,051
CVS Health Corp.	1,719	116,393
Elevance Health, Inc.	117	61,844
UnitedHealth Group, Inc.	234	113,186

		397,543

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	291	39,879
Danaher Corp.	233	57,463
Thermo Fisher Scientific, Inc.	138	78,483

		175,825

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	815	35,811
Eli Lilly and Co. (s)	258	201,524
Johnson & Johnson (s)	2,482	358,872
Merck & Co., Inc. (s)	2,733	353,158
Novartis AG (Registered)	1,594	153,966
Pfizer, Inc.	6,304	161,508
Roche Holding AG	577	138,041
Sanofi SA	945	93,174
Zoetis, Inc.	303	48,250

		1,544,304

Total Health Care		3,124,750

Industrials (4.5%)
Aerospace & Defense (1.8%)
BAE Systems plc	2,846	47,334
General Dynamics Corp.	891	255,797
General Electric Co.	664	107,449
Lockheed Martin Corp.	612	284,537
Northrop Grumman Corp.	109	52,868
RTX Corp.	2,518	255,628
Textron, Inc.	2,329	197,010

		1,200,623

Air Freight & Logistics (0.3%)
Deutsche Post AG	1,134	47,496
United Parcel Service, Inc., Class B	916	135,091

		182,587

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.3%)
Cie de Saint-Gobain SA	623	$49,130
Johnson Controls International plc	769	50,039
Trane Technologies plc	246	78,065

		177,234

Commercial Services & Supplies (0.1%)
Cintas Corp.	104	68,467
Veralto Corp.	78	7,307

		75,774

Construction & Engineering (0.1%)
Vinci SA	454	53,136

Electrical Equipment (0.4%)
ABB Ltd. (Registered)	1,635	79,286
Eaton Corp. plc	246	78,292
Emerson Electric Co.	559	60,249
GE Vernova, Inc.*	166	25,516
Mitsubishi Electric Corp.	2,700	47,178

		290,521

Ground Transportation (0.2%)
Norfolk Southern Corp.	189	43,531
Union Pacific Corp.	246	58,341

		101,872

Industrial Conglomerates (0.3%)
3M Co.	800	77,208
Honeywell International, Inc.	198	38,161
Siemens AG (Registered)	598	112,176

		227,545

Machinery (0.7%)
Caterpillar, Inc.	191	63,903
Cummins, Inc.	358	101,131
Deere & Co.	105	41,098
Dover Corp.	398	71,361
FANUC Corp.	1,300	38,047
Parker-Hannifin Corp.	149	81,192
Volvo AB, Class B	2,261	57,837

		454,569

Professional Services (0.1%)
Automatic Data Processing, Inc.	191	46,201
Paychex, Inc.	421	50,019

		96,220

Trading Companies & Distributors (0.2%)
ITOCHU Corp.	1,300	58,131
Mitsui & Co. Ltd.	1,200	57,831

		115,962

Total Industrials		2,976,043

Information Technology (6.3%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	4,511	211,927

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	628	75,843
Keysight Technologies, Inc.*	207	30,624
Kyocera Corp.	4,000	48,687
TE Connectivity Ltd.	362	51,216

		206,370

IT Services (0.4%)
Accenture plc, Class A (s)	345	103,814
International Business Machines Corp.	1,057	175,673

		279,487

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	2,660	421,291
Analog Devices, Inc.	241	48,347
Applied Materials, Inc. (s)	531	105,483
Broadcom, Inc. (s)	123	159,933
Intel Corp.	1,401	42,688
KLA Corp.	109	75,133
NVIDIA Corp. (s)	800	691,216
QUALCOMM, Inc.	1,273	211,127
Texas Instruments, Inc.	1,030	181,713

		1,936,931

Software (2.2%)
Adobe, Inc. (s)*	170	78,681
Intuit, Inc.	131	81,956
Microsoft Corp. (s)	2,508	976,440
Oracle Corp. (s)	850	96,688
Roper Technologies, Inc.	87	44,497
Salesforce, Inc. (s)	396	106,500
ServiceNow, Inc.*	104	72,106

		1,456,868

Technology Hardware, Storage & Peripherals (0.1%)
Canon, Inc. (x)	1,700	46,003

Total Information Technology		4,137,586

Materials (2.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	205	48,450
Dow, Inc.	979	55,705
Linde plc	160	70,553
LyondellBasell Industries NV, Class A	865	86,474
Nutrien Ltd.	700	36,911
Sherwin-Williams Co. (The)	192	57,525

		355,618

Construction Materials (0.2%)
CRH plc	793	61,308
Holcim AG	673	56,419

		117,727

Metals & Mining (1.9%)
Anglo American plc	1,652	53,903
BHP Group Ltd.	4,428	122,103
Fortescue Ltd.	1,849	30,836
Freeport-McMoRan, Inc.	9,371	467,988
Glencore plc	10,231	59,583
Newmont Corp.	10,895	442,773
Rio Tinto plc	1,023	69,716

		1,246,902

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	1,051	36,764

Total Materials		1,757,011

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares		Value (Note 1)

Real Estate (0.5%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)		2,005	$37,313

Industrial REITs (0.1%)
Prologis, Inc. (REIT)		375	38,269

Real Estate Management & Development (0.1%)
Daiwa House Industry Co. Ltd.		1,900	53,300

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)		298	56,492
Camden Property Trust (REIT)		466	46,451
Equity Residential (REIT)		716	46,110

			149,053

Specialized REITs (0.0%)†
American Tower Corp. (REIT)		177	30,366

Total Real Estate			308,301

Utilities (1.3%)
Electric Utilities (0.7%)
Alliant Energy Corp.		834	41,533
Duke Energy Corp.		692	67,996
Edison International		547	38,870
Evergy, Inc.		1,308	68,605
Exelon Corp.		717	26,945
Iberdrola SA		4,905	60,262
NextEra Energy, Inc.		1,969	131,864
SSE plc		1,570	32,699

			468,774

Independent Power and Renewable Electricity Producers (0.0%)†
RWE AG		740	25,712

Multi-Utilities (0.6%)
Ameren Corp.		523	38,634
CMS Energy Corp.		1,391	84,308
Consolidated Edison, Inc.		477	45,029
DTE Energy Co.		307	33,868
National Grid plc		4,188	54,979
NiSource, Inc.		1,649	45,941
Sempra		679	48,637
WEC Energy Group, Inc.		509	42,064

			393,460

Total Utilities			887,946

Total Common Stocks (40.0%) (Cost $24,583,549)			26,224,398

EXCHANGE TRADED FUNDS (ETF):
Equity (2.7%)
Global X Nasdaq 100 Covered Call ETF (x)		35,218	613,145
iShares MSCI Emerging Markets Small-Cap ETF (x)		19,224	1,143,251

Total Exchange Traded Funds (2.7%) (Cost $1,703,831)			1,756,396

	Principal Amount		Value (Note 1)

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (1.0%)
Arab Republic of Egypt 26.02%, 3/11/25 (p)	EGP	38,200,000	651,919

	Number of Shares		Value (Note 1)
Investment Company (2.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.24% (7 day yield) (xx)		1,561,262	1,561,262

	Principal Amount		Value (Note 1)
U.S. Treasury Obligation (0.5%)
U.S. Treasury Bills 5.20%, 6/13/24 (p)		$350,000	347,791

Total Short-Term Investments (3.9%) (Cost $2,542,192)			2,560,972

Total Investments in Securities (93.5%) (Cost $59,348,367)			61,221,352
Other Assets Less Liabilities (6.5%)			4,253,204

Net Assets (100%)			$65,474,556

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2024, the market value of these securities amounted to $17,186,557 or 26.2% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2024, the market value or fair value, as applicable, of these securities amounted to $1,148,282 or 1.8% of net assets.

(p)	Yield to maturity.
(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $4,291,478.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $1,531,985. This was collateralized by $20,812 of various U.S. Government Treasury Securities, ranging from 0.500% – 5.358%, maturing 7/31/24 – 11/15/53 and by cash of $1,561,262 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2024.

Glossary:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
EGP	— Egyptian Pound
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso

Country Diversification As a Percentage of Total Net Assets
Argentina	0.5%
Australia	1.0
Canada	1.2
Cayman Islands	1.4
Costa Rica	0.7
Denmark	0.1
Ecuador	0.5
Egypt	1.0
Finland	0.1
France	1.9
Germany	1.8
Guatemala	0.6
Hong Kong	0.1
Ireland	0.3
Italy	1.4
Japan	1.3
Mexico	0.3
Netherlands	0.4
Nigeria	0.3
Singapore	0.2
South Africa	0.5
Spain	1.0
Sweden	0.1
Switzerland	1.4
United Kingdom	3.2
United States	71.7
Uruguay	0.5
Cash and Other	6.5

100.0%

Written Call Options Contracts as of April 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Advanced Micro Devices, Inc.	Exchange Traded	20	USD	(316,760)	USD	149.00	5/3/2024	(24,800)
Meta Platforms, Inc.	Exchange Traded	6	USD	(258,102)	USD	440.00	5/3/2024	(1,710)
Paramount Global	Exchange Traded	248	USD	(282,472)	USD	12.00	5/3/2024	(4,712)
PayPal Holdings, Inc.	Exchange Traded	47	USD	(319,224)	USD	63.00	5/3/2024	(23,970)
S&P 500 Index	Exchange Traded	23	USD	(2,300)	USD	5,000.00	5/17/2024	(209,369)

Total Written Options Contracts (Premiums Received ($270,309))								(264,561)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$945,538	$—	$945,538
Common Stocks
Communication Services	2,101,121	205,742	—	2,306,863
Consumer Discretionary	1,591,039	567,384	—	2,158,423
Consumer Staples	1,872,831	597,926	—	2,470,757

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Energy	$1,890,055	$191,362	$—	$2,081,417
Financials	2,882,153	1,133,148	—	4,015,301
Health Care	2,739,569	385,181	—	3,124,750
Industrials	2,328,461	647,582	—	2,976,043
Information Technology	4,042,896	94,690	—	4,137,586
Materials	1,266,379	490,632	—	1,757,011
Real Estate	255,001	53,300	—	308,301
Utilities	714,294	173,652	—	887,946
Convertible Bonds
Communication Services	—	65,275	—	65,275
Consumer Discretionary	—	54,615	—	54,615
Financials	—	54,406	—	54,406
Industrials	—	207,953	—	207,953
Corporate Bonds
Communication Services	—	2,041,829	—	2,041,829
Consumer Discretionary	—	3,371,016	—	3,371,016
Consumer Staples	—	101,463	—	101,463
Energy	—	2,085,208	—	2,085,208
Financials	—	10,081,380	—	10,081,380
Health Care	—	346,790	—	346,790
Industrials	—	3,152,374	—	3,152,374
Information Technology	—	2,079,452	—	2,079,452
Materials	—	1,337,471	—	1,337,471
Real Estate	—	534,265	—	534,265
Utilities	—	1,039,110	—	1,039,110
Exchange Traded Funds	1,756,396	—	—	1,756,396
Foreign Government Securities	—	1,614,471	—	1,614,471
Short-Term Investments
Foreign Government Treasury Bill	—	651,919	—	651,919
Investment Company	1,561,262	—	—	1,561,262
U.S. Treasury Obligation	—	347,791	—	347,791
U.S. Treasury Obligations	—	1,566,970	—	1,566,970

Total Assets	$25,001,457	$36,219,895	$—	$61,221,352

Liabilities:
Options Written
Call Options Written	$(264,561)	$—	$—	$(264,561)

Total Liabilities	$(264,561)	$—	$—	$(264,561)

Total	$24,736,896	$36,219,895	$—	$60,956,791

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(264,561)

Total		$(264,561)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(967)	$(967)
Credit contracts	43	—	43
Equity contracts	(630,542)	—	(630,542)

Total	$(630,499)	$(967)	$(631,466)

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Total
Equity contracts	$(114,638)	$(114,638)

Total	$(114,638)	$(114,638)

^ The Fund held forward foreign currency contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$628,000
Options
Average value of option contracts written	$204,000

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,378,656
Long-term U.S. government debt securities	3,250,985

$43,629,641

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,511,384
Long-term U.S. government debt securities	3,363,931

$36,875,315

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,976,651
Aggregate gross unrealized depreciation	(1,615,493)

Net unrealized appreciation	$1,361,158

Federal income tax cost of investments in securities and derivative instruments, if applicable	$59,595,633

For the six months ended April 30, 2024, the Fund incurred approximately $421 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $59,348,367)	$61,221,352
Cash	2,212,830
Foreign cash (Cost $204,023)	202,809
Receivable for Fund shares sold	4,137,448
Dividends, interest and other receivables	471,391
Receivable for securities sold	170,827
Prepaid registration and filing fees	26,389
Securities lending income receivable	2,817

Total assets	68,445,863

LIABILITIES
Payable for return of collateral on securities loaned	1,561,262
Payable for securities purchased	896,209
Options written, at value (Premiums received $270,309)	264,561
Dividends and distributions payable	166,171
Payable for Fund shares repurchased	10,279
Investment advisory fees payable	8,891
Administrative fees payable	7,506
Transfer agent fees payable	1,071
Distribution fees payable – Class A	1,014
Trustees’ fees payable	303
Distribution fees payable – Class R	77
Accrued expenses	53,963

Total liabilities	2,971,307

Commitments and contingent liabilities^
NET ASSETS	$65,474,556

Net assets were comprised of:
Paid in capital	$63,951,722
Total distributable earnings (loss)	1,522,834

Net assets	$65,474,556

Class A
Net asset value and redemption price per share, $4,961,802 / 473,950 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47
Maximum sales charge (4.50% of offering price)	0.49

Maximum offering price per share	$10.96

Class I
Net asset value, offering and redemption price per share, $60,325,280 / 5,756,982 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.48

Class R
Net asset value, offering and redemption price per share, $187,474 / 17,923 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.46

(x)	Includes value of securities on loan of $1,531,985.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$1,156,948
Dividends (net of $11,076 foreign withholding tax)	333,720
Securities lending (net)	12,485

Total income	1,503,153

EXPENSES
Investment advisory fees	185,069
Professional fees	43,840
Administrative fees	42,716
Custodian fees	24,565
Transfer agent fees	19,894
Registration and filing fees	17,590
Printing and mailing expenses	10,670
Distribution fees – Class A	6,281
Trustees’ fees	1,058
Distribution fees – Class R	456
Miscellaneous	14,019

Gross expenses	366,158
Less: Waiver from investment adviser	(131,562)

Net expenses	234,596

NET INVESTMENT INCOME (LOSS)	1,268,557

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,672,259
Forward foreign currency contracts	(967)
Foreign currency transactions	(15,559)
Options written	(630,499)

Net realized gain (loss)	1,025,234

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,065,550
Foreign currency translations	997
Options written	(114,638)

Net change in unrealized appreciation (depreciation)	2,951,909

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,977,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,245,700

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,268,557	$2,542,269
Net realized gain (loss)	1,025,234	(728,228)
Net change in unrealized appreciation (depreciation)	2,951,909	1,058,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,245,700	2,872,980

Distributions to shareholders:
Class A	(170,112)	(312,109)
Class I	(1,774,640)	(3,146,117)
Class R	(5,733)	(10,601)

Total distributions to shareholders	(1,950,485)	(3,468,827)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 98,897 and 131,157 shares, respectively ]	1,022,970	1,338,627
Capital shares issued in reinvestment of dividends [16,008 and 29,795 shares, respectively ]	165,282	304,713
Capital shares repurchased [ (120,024) and (131,295) shares, respectively ]	(1,250,751)	(1,318,618)

Total Class A transactions	(62,499)	324,722

Class I
Capital shares sold [ 1,053,486 and 350,088 shares, respectively ]	11,060,026	3,576,903
Capital shares issued in reinvestment of dividends [ 25,723 and 30,352 shares, respectively ]	266,764	310,310
Capital shares repurchased [ (143,346) and (217,232) shares, respectively ]	(1,491,018)	(2,211,946)

Total Class I transactions	9,835,772	1,675,267

Class R
Capital shares sold [ 604 and 194 shares, respectively ]	6,211	1,982
Capital shares issued in reinvestment of dividends [ 236 and 428 shares, respectively ]	2,433	4,367
Capital shares repurchased [ (18) and (402) shares, respectively ]	(186)	(4,111)

Total Class R transactions	8,458	2,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,781,731	2,002,227

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,076,946	1,406,380
NET ASSETS:
Beginning of period	52,397,610	50,991,230

End of period	$65,474,556	$52,397,610

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class A			2023	2022		2021		2020		2019
Net asset value, beginning of period	$9.85		$9.94	$12.54		$11.47		$11.23		$10.61

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.46	0.16		0.07		0.12		0.18
Net realized and unrealized gain (loss)	0.75		0.10	(1.46)		1.91		0.70		0.91

Total from investment operations	0.97		0.56	(1.30)		1.98		0.82		1.09

Less distributions:
Dividends from net investment income	(0.21)		(0.45)	(0.24)		(0.12)		(0.18)		(0.17)
Distributions from net realized gains	(0.14)		(0.20)	(1.06)		(0.79)		(0.40)		(0.30)

Total dividends and distributions	(0.35)		(0.65)	(1.30)		(0.91)		(0.58)		(0.47)

Net asset value, end of period	$10.47		$9.85	$9.94		$12.54		$11.47		$11.23

Total return (b)	9.86%		5.53%	(11.35)%		18.12%		7.64%		10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,962		$4,717	$4,469		$5,104		$3,520		$2,081
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.14	%(j)	1.16	%(k)	1.16	%(k)	1.15	%(k)
Before waivers (a)(f)	1.51%		1.58%	1.68%		1.48%		1.61%		1.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.23%		4.55%	1.52	%(x)	0.59	%(x)	1.05	%(x)	1.70	%(x)
Before waivers (a)(f)	3.77%		4.01%	0.98	%(x)	0.28	%(x)	0.60	%(x)	1.19	%(x)
Portfolio turnover rate^	67	%(z)	202%	255	%*	106%		131%		63%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023	2022		2021		2020		2019
Net asset value, beginning of period	$9.86		$9.95	$12.57		$11.49		$11.25		$10.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.49	0.18		0.10		0.15		0.21
Net realized and unrealized gain (loss)	0.75		0.09	(1.45)		1.92		0.70		0.91

Total from investment operations	0.98		0.58	(1.27)		2.02		0.85		1.12

Less distributions:
Dividends from net investment income	(0.22)		(0.47)	(0.29)		(0.15)		(0.21)		(0.20)
Distributions from net realized gains	(0.14)		(0.20)	(1.06)		(0.79)		(0.40)		(0.30)

Total dividends and distributions	(0.36)		(0.67)	(1.35)		(0.94)		(0.61)		(0.50)

Net asset value, end of period	$10.48		$9.86	$9.95		$12.57		$11.49		$11.25

Total return (b)	10.10%		5.77%	(11.10)%		18.47%		7.89%		11.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,325		$47,512	$46,354		$70,007		$62,303		$59,997
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.89	%(j)	0.91	%(k)	0.91	%(k)	0.90	%(k)
Before waivers (a)(f)	1.26%		1.33%	1.40%		1.23%		1.36%		1.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.48%		4.80%	1.66	%(x)	0.85	%(x)	1.35	%(x)	1.95	%(x)
Before waivers (a)(f)	4.02%		4.27%	1.15	%(x)	0.53	%(x)	0.89	%(x)	1.43	%(x)
Portfolio turnover rate^	67	%(z)	202%	255	%*	106%		131%		63%

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class R			2023	2022		2021		2020		2019
Net asset value, beginning of period	$9.84		$9.94	$12.51		$11.44		$11.21		$10.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.44	0.13		0.04		0.09		0.15
Net realized and unrealized gain (loss)	0.74		0.08	(1.45)		1.92		0.70		0.91

Total from investment operations	0.95		0.52	(1.32)		1.96		0.79		1.06

Less distributions:
Dividends from net investment income	(0.19)		(0.42)	(0.19)		(0.10)		(0.16)		(0.14)
Distributions from net realized gains	(0.14)		(0.20)	(1.06)		(0.79)		(0.40)		(0.30)

Total dividends and distributions	(0.33)		(0.62)	(1.25)		(0.89)		(0.56)		(0.44)

Net asset value, end of period	$10.46		$9.84	$9.94		$12.51		$11.44		$11.21

Total return (b)	9.74%		5.18%	(11.52)%		17.87%		7.30%		10.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187		$168	$168		$199		$179		$168
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30%		1.30%	1.39	%(j)	1.41	%(k)	1.41	%(k)	1.40	%(k)
Before waivers (a)(f)	1.76%		1.83%	1.93%		1.73%		1.86%		1.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.98%		4.30%	1.26	%(x)	0.35	%(x)	0.84	%(x)	1.44	%(x)
Before waivers (a)(f)	3.52%		3.77%	0.72	%(x)	0.03	%(x)	0.39	%(x)	0.93	%(x)
Portfolio turnover rate^	67	%(z)	202%	255	%*	106%		131%		63%
*	The portfolio turnover rate calculation includes purchase and sales made as a result of the replacement of the sub-adviser.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 0.92% for Class I and 1.42% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	32.0%
Fixed Income	26.8
Alternatives	25.3
Commodity	15.1
Short-Term Investments	13.3

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Convertible Bond ETF	14.6%
iMGP DBi Managed Futures Strategy ETF	14.4
Invesco Government & Agency Portfolio, Institutional Shares	13.3
Vanguard Short-Term Inflation-Protected Securities ETF	12.2
JPMorgan Equity Premium Income ETF	11.0
IQ Merger Arbitrage ETF	11.0
Invesco DB Precious Metals Fund	7.7
iShares Core U.S. REIT ETF	7.6
Vanguard Global ex-U.S. Real Estate ETF	7.5
JPMorgan Nasdaq Equity Premium Income ETF	5.9
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,071.80	$5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class I
Actual	1,000.00	1,073.20	4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27
Class R
Actual	1,000.00	1,070.80	6.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.77

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 1.10%, 0.85% and 1.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.3%)
iMGP DBi Managed Futures Strategy ETF	69,660	$2,084,924
IQ Merger Arbitrage ETF	51,650	1,597,018

Total Alternatives		3,681,942

Commodity (15.1%)
Invesco DB Agriculture Fund	21,580	531,731
Invesco DB Energy Fund	26,910	557,575
Invesco DB Precious Metals Fund	19,990	1,111,346

Total Commodity		2,200,652

Equity (32.0%)
iShares Core U.S. REIT ETF (x)	22,080	1,104,883
JPMorgan Equity Premium Income ETF	28,640	1,601,835
JPMorgan Nasdaq Equity Premium Income ETF	16,350	850,854
Vanguard Global ex-U.S. Real Estate ETF	26,880	1,091,866

Total Equity		4,649,438

Fixed Income (26.8%)
iShares Convertible Bond ETF (x)	27,500	2,118,600
Vanguard Short-Term Inflation-Protected Securities ETF	37,000	1,768,600

Total Fixed Income		3,887,200

Total Exchange Traded Funds (99.2%) (Cost $14,190,412)		14,419,232

SHORT-TERM INVESTMENT:
Investment Company (13.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.24% (7 day yield) (xx)	1,932,606	$1,932,606

Total Short-Term Investment (13.3%) (Cost $1,932,606)		1,932,606

Total Investments in Securities (112.5%) (Cost $16,123,018)		16,351,838
Other Assets Less Liabilities (-12.5%)		(1,819,113)

Net Assets (100%)		$14,532,725

(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $2,145,197. This was collateralized by $274,134 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.521%, maturing 5/30/24 – 8/15/53 and by cash of $1,932,606 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,419,232	$—	$—	$14,419,232
Short-Term Investment
Investment Company	1,932,606	—	—	1,932,606

Total Assets	$16,351,838	$—	$—	$16,351,838

Total Liabilities	$—	$—	$—	$—

Total	$16,351,838	$—	$—	$16,351,838

The Fund held no derivatives contracts during the six months ended April 30, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,108,418
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,083,095

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$509,764
Aggregate gross unrealized depreciation	(1,015,808)

Net unrealized depreciation	$(506,044)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,857,882

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $16,123,018)	$16,351,838
Cash	156,792
Receivable for Fund shares sold	14,403
Prepaid registration and filing fees	14,136
Securities lending income receivable	2,459
Receivable from investment adviser	1,230

Total assets	16,540,858

LIABILITIES
Payable for return of collateral on securities loaned	1,932,606
Payable for securities purchased	42,778
Payable for Fund shares repurchased	8,790
Transfer agent fees payable	719
Distribution fees payable – Class A	66
Trustees’ fees payable	54
Distribution fees payable – Class R	53
Accrued expenses	23,067

Total liabilities	2,008,133

Commitments and contingent liabilities^
NET ASSETS	$14,532,725

Net assets were comprised of:
Paid in capital	$16,208,947
Total distributable earnings (loss)	(1,676,222)

Net assets	$14,532,725

Class A
Net asset value and redemption price per share, $319,932 / 35,601 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.99
Maximum sales charge (5.50% of offering price)	0.52

Maximum offering price per share	$9.51

Class I
Net asset value, offering and redemption price per share, $14,081,135 / 1,565,603 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.99

Class R
Net asset value, offering and redemption price per share, $131,658 / 14,718 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.95

(x)	Includes value of securities on loan of $2,145,197.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$280,952
Interest	2,346
Securities lending (net)	9,345

Total income	292,643

EXPENSES
Investment advisory fees	35,160
Professional fees	22,932
Registration and filing fees	16,259
Transfer agent fees	14,296
Administrative fees	10,551
Printing and mailing expenses	6,497
Custodian fees	2,187
Distribution fees – Class A	413
Distribution fees – Class R	303
Trustees’ fees	263
Miscellaneous	3,992

Gross expenses	112,853
Less: Waiver from investment adviser	(45,711)
Reimbursement from investment adviser	(6,636)

Net expenses	60,506

NET INVESTMENT INCOME (LOSS)	232,137

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(334,221)
Net change in unrealized appreciation (depreciation) on investments in securities	1,099,148

NET REALIZED AND UNREALIZED GAIN (LOSS)	764,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$997,064

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$232,137	$160,497
Net realized gain (loss)	(334,221)	(950,553)
Net change in unrealized appreciation (depreciation)	1,099,148	995,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	997,064	205,610

Distributions to shareholders:
Class A	(10,432)	(11,013)
Class I	(455,086)	(335,910)
Class R	(3,389)	(2,987)

Total distributions to shareholders	(468,907)	(349,910)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 65 and 8,423 shares, respectively ]	572	72,435
Capital shares issued in reinvestment of dividends [ 883 and 1,008 shares, respectively ]	7,704	8,798
Capital shares repurchased [ (4,042) and (21,036) shares, respectively ]	(35,585)	(185,838)

Total Class A transactions	(27,309)	(104,605)

Class I
Capital shares sold [ 137,807 and 363,062 shares, respectively ]	1,220,124	3,174,290
Capital shares issued in reinvestment of dividends [ 19,063 and 10,989 shares, respectively ]	166,229	95,937
Capital shares repurchased [ (133,649) and (208,932) shares, respectively ]	(1,177,246)	(1,836,161)

Total Class I transactions	209,107	1,434,066

Class R
Capital shares sold [ 1,172 and 1,098 shares, respectively ]	10,395	9,495
Capital shares issued in reinvestment of dividends [ 101 and 116 shares, respectively ]	879	1,005
Capital shares repurchased [ (7) and (2,826) shares, respectively ]	(64)	(24,515)

Total Class R transactions	11,210	(14,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	193,008	1,315,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	721,165	1,171,146
NET ASSETS:
Beginning of period	13,811,560	12,640,414

End of period	$14,532,725	$13,811,560

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class A			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.65		$8.74	$11.27	$9.92		$10.32		$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.09	0.15	0.26		0.10		0.11
Net realized and unrealized gain (loss)	0.47		0.04	(1.65)	1.15		(0.30)		0.28

Total from investment operations	0.61		0.13	(1.50)	1.41		(0.20)		0.39

Less distributions:
Dividends from net investment income	(0.27)		(0.22)	(0.16)	(0.06)		(0.20)		(0.04)
Distributions from net realized gains	—		—	(0.87)	—		—		(0.05)

Total dividends and distributions	(0.27)		(0.22)	(1.03)	(0.06)		(0.20)		(0.09)

Net asset value, end of period	$8.99		$8.65	$8.74	$11.27		$9.92		$10.32

Total return (b)	7.18%		1.48%	(14.28)%	14.24%		(2.01)%		3.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320		$335	$440	$670		$556		$627
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.13	%(j)	1.06	%***(k)	1.07	%**(o)
Before waivers and reimbursements (a)(f)	1.84%		2.01%	1.86%	1.78%		1.97%		1.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.12%		1.07%	1.55%	2.34	%(x)	1.03	%(x)	1.12	%(x)
Before waivers and reimbursements (a)(f)	2.37%		0.16%	0.79%	1.69	%(x)	0.12	%(x)	0.30	%(x)
Portfolio turnover rate^	22	%(z)	66%	26%	66%		15%		8%

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.66		$8.76	$11.29	$9.94		$10.34		$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.11	0.17	0.27		0.13		0.13
Net realized and unrealized gain (loss)	0.47		0.03	(1.64)	1.16		(0.31)		0.29

Total from investment operations	0.62		0.14	(1.47)	1.43		(0.18)		0.42

Less distributions:
Dividends from net investment income	(0.29)		(0.24)	(0.19)	(0.08)		(0.22)		(0.07)
Distributions from net realized gains	—		—	(0.87)	—		—		(0.05)

Total dividends and distributions	(0.29)		(0.24)	(1.06)	(0.08)		(0.22)		(0.12)

Net asset value, end of period	$8.99		$8.66	$8.76	$11.29		$9.94		$10.34

Total return (b)	7.32%		1.63%	(14.04)%	14.48%		(1.76)%		4.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,081		$13,361	$12,070	$16,054		$13,776		$17,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.88	%(j)	0.81	%***(k)	0.82	%**(o)
Before waivers and reimbursements (a)(f)	1.59%		1.78%	1.61%	1.53%		1.71%		1.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.31%		1.22%	1.75%	2.45	%(x)	1.36	%(x)	1.32	%(x)
Before waivers and reimbursements (a)(f)	2.57%		0.29%	0.99%	1.80	%(x)	0.46	%(x)	0.50	%(x)
Portfolio turnover rate^	22	%(z)	66%	26%	66%		15%		8%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class R			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.60		$8.70	$11.21	$9.87		$10.27		$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.07	0.12	0.21		0.06		0.08
Net realized and unrealized gain (loss)	0.48		0.03	(1.62)	1.16		(0.29)		0.29

Total from investment operations	0.60		0.10	(1.50)	1.37		(0.23)		0.37

Less distributions:
Dividends from net investment income	(0.25)		(0.20)	(0.14)	(0.03)		(0.17)		(0.02)
Distributions from net realized gains	—		—	(0.87)	—		—		(0.05)

Total dividends and distributions	(0.25)		(0.20)	(1.01)	(0.03)		(0.17)		(0.07)

Net asset value, end of period	$8.95		$8.60	$8.70	$11.21		$9.87		$10.27

Total return (b)	7.08%		1.10%	(14.39)%	13.95%		(2.27)%		3.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132		$116	$131	$187		$136		$116
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.35%	1.38	%(j)	1.31	%***(k)	1.32	%**(o)
Before waivers and reimbursements (a)(f)	2.09%		2.27%	2.11%	2.03%		2.23%		2.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.75%		0.77%	1.25%	1.96	%(x)	0.65	%(x)	0.78	%(x)
Before waivers and reimbursements (a)(f)	2.01%		(0.15)%	0.48%	1.31	%(x)	(0.26	)%(x)	(0.04	)%(x)
Portfolio turnover rate^	22	%(z)	66%	26%	66%		15%		8%
**	Includes Tax expense of 0.04%.
***	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class A, 1.35% for Class I and 1.85% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.66% for Class A, 1.41% for Class I and 1.91% for Class R.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.69% for Class A, 1.44% for Class I and 1.94% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Fixed Income	55.9%
Equity	43.4

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core U.S. Aggregate Bond ETF	31.2%
iShares Core S&P Total U.S. Stock Market ETF	15.1
iShares TIPS Bond ETF	8.4
Vanguard Short-Term Bond ETF	7.7
iShares Core MSCI EAFE ETF	5.6
iShares MSCI USA Min Vol Factor ETF	5.4
Invesco S&P 500 Low Volatility ETF	5.1
Vanguard Total International Bond ETF	4.6
iShares Broad USD High Yield Corporate Bond ETF	4.0
Invesco S&P MidCap Low Volatility ETF	3.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,090.90	$2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.79

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.56%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (43.4%)
Invesco S&P 500 Low Volatility ETF	4,940	$314,678
Invesco S&P Emerging Markets Low Volatility ETF	870	20,427
Invesco S&P International Developed Low Volatility ETF	6,670	181,491
Invesco S&P MidCap Low Volatility ETF	3,580	194,902
Invesco S&P SmallCap Low Volatility ETF	1,620	68,915
iShares Core MSCI EAFE ETF	4,830	346,794
iShares Core MSCI Emerging Markets ETF	720	37,188
iShares Core S&P Total U.S. Stock Market ETF	8,500	937,125
iShares MSCI EAFE Min Vol Factor ETF (x)	2,460	170,527
iShares MSCI Emerging Markets Min Vol Factor ETF	340	19,036
iShares MSCI USA Min Vol Factor ETF	4,200	337,890
SPDR SSGA US Small Cap Low Volatility Index ETF	590	62,564

Total Equity		2,691,537

Fixed Income (55.9%)
iShares Broad USD High Yield Corporate Bond ETF	6,890	247,627
iShares Core U.S. Aggregate Bond ETF	20,320	1,935,074
iShares TIPS Bond ETF	4,940	521,318
Vanguard Short-Term Bond ETF	6,320	479,878
Vanguard Total International Bond ETF	5,940	287,555

Total Fixed Income		3,471,452

Total Investments in Securities (99.3%) (Cost $6,265,632)		6,162,989
Other Assets Less Liabilities (0.7%)		45,084

Net Assets (100%)		$6,208,073

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $138,085. This was collateralized by $163,061 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,162,989	$—	$—	$6,162,989

Total Assets	$6,162,989	$—	$—	$6,162,989

Total Liabilities	$—	$—	$—	$—

Total	$6,162,989	$—	$—	$6,162,989

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$106,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,133,486

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$450,803
Aggregate gross unrealized depreciation	(616,394)

Net unrealized depreciation	$(165,591)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,328,580

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $6,265,632)	$6,162,989
Cash	50,262
Prepaid registration and filing fees	14,481
Receivable from investment adviser	5,254
Receivable for Fund shares sold	1,943
Securities lending income receivable	115

Total assets	6,235,044

LIABILITIES
Transfer agent fees payable	1,787
Trustees’ fees payable	67
Accrued expenses	25,117

Total liabilities	26,971

Commitments and contingent liabilities^
NET ASSETS	$6,208,073

Net assets were comprised of:
Paid in capital	$6,254,320
Total distributable earnings (loss)	(46,247)

Net assets	$6,208,073

Class I
Net asset value, offering and redemption price per share, $6,208,073 / 615,253 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.09

(x)	Includes value of securities on loan of $138,085.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$102,062
Interest	881
Securities lending (net)	853

Total income	103,796

EXPENSES
Professional fees	21,788
Investment advisory fees	16,682
Registration and filing fees	9,822
Printing and mailing expenses	5,785
Transfer agent fees	5,370
Administrative fees	5,006
Custodian fees	2,635
Trustees’ fees	128
Miscellaneous	3,175

Gross expenses	70,391
Less: Waiver from investment adviser	(21,688)
Reimbursement from investment adviser	(30,154)

Net expenses	18,549

NET INVESTMENT INCOME (LOSS)	85,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	87,663
Net change in unrealized appreciation (depreciation) on investments in securities	439,362

NET REALIZED AND UNREALIZED GAIN (LOSS)	527,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$612,272

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$85,247	$171,731
Net realized gain (loss)	87,663	87,190
Net change in unrealized appreciation (depreciation)	439,362	10,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	612,272	268,921

Distributions to shareholders:
Class I	(261,255)	(774,969)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 26,357 and 39,358 shares, respectively ]	267,765	390,126
Capital shares issued in reinvestment of dividends [ 21,410 and 66,431 shares, respectively ]	215,378	653,020
Capital shares repurchased [ (129,197) and (174,676) shares, respectively ]	(1,314,233)	(1,754,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(831,090)	(710,861)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(480,073)	(1,216,909)
NET ASSETS:
Beginning of period	6,688,146	7,905,055

End of period	$6,208,073	$6,688,146

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.60		$10.33		$12.61		$11.30		$11.57		$10.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.22		0.25		0.17		0.22		0.23
Net realized and unrealized gain (loss)	0.74		0.07		(1.91)		1.60		(0.10)		1.05

Total from investment operations	0.87		0.29		(1.66)		1.77		0.12		1.28

Less distributions:
Dividends from net investment income	(0.25)		(0.27)		(0.15)		(0.20)		(0.24)		(0.15)
Distributions from net realized gains	(0.13)		(0.75)		(0.47)		(0.26)		(0.15)		(0.05)

Total dividends and distributions	(0.38)		(1.02)		(0.62)		(0.46)		(0.39)		(0.20)

Net asset value, end of period	$10.09		$9.60		$10.33		$12.61		$11.30		$11.57

Total return (b)	9.09%		2.52%		(13.85)%		15.99%		1.03%		12.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,208		$6,688		$7,905		$12,810		$12,168		$10,791
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.53	%**(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	2.11%		2.18%		1.86%		1.60%		1.93%		2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.55%		2.21%		2.18%		1.38%		1.95%		2.10%
Before waivers and reimbursements (a)(f)(x)	1.00%		0.59%		0.87%		0.31%		0.56%		0.55%
Portfolio turnover rate^	2	%(z)	5%		13%		17%		32%		18%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	53.3%
Fixed Income	46.6

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core U.S. Aggregate Bond ETF	28.9%
iShares Core S&P Total U.S. Stock Market ETF	18.3
iShares TIPS Bond ETF	7.0
iShares Core MSCI EAFE ETF	6.5
Invesco S&P 500 Low Volatility ETF	6.2
iShares MSCI USA Min Vol Factor ETF	6.1
Vanguard Short-Term Bond ETF	4.1
iShares Broad USD High Yield Corporate Bond ETF	3.3
iShares MSCI EAFE Min Vol Factor ETF	3.3
Vanguard Total International Bond ETF	3.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,101.20	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.76

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (53.3%)
Invesco S&P 500 Low Volatility ETF	16,840	$1,072,708
Invesco S&P Emerging Markets Low Volatility ETF	5,740	134,775
Invesco S&P International Developed Low Volatility ETF	20,930	569,505
Invesco S&P MidCap Low Volatility ETF	10,540	573,817
Invesco S&P SmallCap Low Volatility ETF	6,650	282,891
iShares Core MSCI EAFE ETF	15,720	1,128,696
iShares Core MSCI Emerging Markets ETF	5,380	277,877
iShares Core S&P Total U.S. Stock Market ETF	28,950	3,191,738
iShares MSCI EAFE Min Vol Factor ETF (x)	8,320	576,742
iShares MSCI Emerging Markets Min Vol Factor ETF	2,430	136,056
iShares MSCI USA Min Vol Factor ETF	13,210	1,062,744
SPDR SSGA US Small Cap Low Volatility Index ETF	2,620	277,826

Total Equity		9,285,375

Fixed Income (46.6%)
iShares Broad USD High Yield Corporate Bond ETF	16,130	579,712
iShares Core U.S. Aggregate Bond ETF	52,800	5,028,144
iShares TIPS Bond ETF	11,560	1,219,927
Vanguard Short-Term Bond ETF	9,500	721,335
Vanguard Total International Bond ETF	11,910	576,563

Total Fixed Income		8,125,681

Total Investments in Securities (99.9%) (Cost $17,133,064)		17,411,056
Other Assets Less Liabilities (0.1%)		15,175

Net Assets (100%)		$17,426,231

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $467,147. This was collateralized by $551,642 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$17,411,056	$—	$—	$17,411,056

Total Assets	$17,411,056	$—	$—	$17,411,056

Total Liabilities	$—	$—	$—	$—

Total	$17,411,056	$—	$—	$17,411,056

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,370,872
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,049,108

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,334,418
Aggregate gross unrealized depreciation	(1,225,322)

Net unrealized appreciation	$109,096

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,301,960

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $17,133,064)	$17,411,056
Cash	21,475
Prepaid registration and filing fees	14,785
Receivable for Fund shares sold	3,533
Dividends, interest and other receivables	976
Receivable from investment adviser	873
Securities lending income receivable	279

Total assets	17,452,977

LIABILITIES
Transfer agent fees payable	1,276
Trustees’ fees payable	96
Accrued expenses	25,374

Total liabilities	26,746

Commitments and contingent liabilities^
NET ASSETS	$17,426,231

Net assets were comprised of:
Paid in capital	$17,041,968
Total distributable earnings (loss)	384,263

Net assets	$17,426,231

Class I
Net asset value, offering and redemption price per share, $17,426,231 / 1,606,391 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

(x)	Includes value of securities on loan of $467,147.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$224,430
Interest	1,590
Securities lending (net)	2,244

Total income	228,264

EXPENSES
Investment advisory fees	38,974
Professional fees	23,204
Administrative fees	11,695
Registration and filing fees	10,164
Printing and mailing expenses	6,631
Transfer agent fees	5,569
Custodian fees	3,093
Trustees’ fees	289
Miscellaneous	3,670

Gross expenses	103,289
Less: Waiver from investment adviser	(50,669)
Reimbursement from investment adviser	(9,771)

Net expenses	42,849

NET INVESTMENT INCOME (LOSS)	185,415

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	209,371
Net change in unrealized appreciation (depreciation) on investments in securities	1,106,038

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,315,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,500,824

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$185,415	$352,964
Net realized gain (loss)	209,371	285,691
Net change in unrealized appreciation (depreciation)	1,106,038	(78,351)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,500,824	560,304

Distributions to shareholders:
Class I	(673,799)	(1,124,758)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 351,869 and 235,235 shares, respectively ]	3,834,921	2,505,220
Capital shares issued in reinvestment of dividends [ 62,574 and 107,018 shares, respectively ]	673,299	1,124,758
Capital shares repurchased [ (254,927) and (449,840) shares, respectively ]	(2,776,140)	(4,795,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,732,080	(1,165,648)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,559,105	(1,730,102)
NET ASSETS:
Beginning of period	14,867,126	16,597,228

End of period	$17,426,231	$14,867,126

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.28		$10.68		$13.13		$11.42		$11.81		$10.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.22		0.23		0.17		0.21		0.22
Net realized and unrealized gain (loss)	0.91		0.11		(2.00)		1.96		(0.15)		1.14

Total from investment operations	1.04		0.33		(1.77)		2.13		0.06		1.36

Less distributions:
Dividends from net investment income	(0.25)		(0.25)		(0.17)		(0.20)		(0.23)		(0.14)
Distributions from net realized gains	(0.22)		(0.48)		(0.51)		(0.22)		(0.22)		(0.03)

Total dividends and distributions	(0.47)		(0.73)		(0.68)		(0.42)		(0.45)		(0.17)

Net asset value, end of period	$10.85		$10.28		$10.68		$13.13		$11.42		$11.81

Total return (b)	10.12%		2.94%		(14.20)%		19.05%		0.47%		12.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,426		$14,867		$16,597		$23,581		$20,456		$19,202
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	1.32%		1.35%		1.26%		1.18%		1.43%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.38%		2.11%		2.00%		1.33%		1.88%		1.99%
Before waivers and reimbursements (a)(f)(x)	1.60%		1.31%		1.29%		0.68%		0.99%		0.95%
Portfolio turnover rate ^	13	%(z)	12%		7%		17%		34%		23%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	63.5%
Fixed Income	36.3

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core U.S. Aggregate Bond ETF	26.7%
iShares Core S&P Total U.S. Stock Market ETF	21.6
iShares Core MSCI EAFE ETF	8.0
Invesco S&P 500 Low Volatility ETF	7.2
iShares MSCI USA Min Vol Factor ETF	7.1
iShares TIPS Bond ETF	5.5
Invesco S&P MidCap Low Volatility ETF	4.0
Invesco S&P International Developed Low Volatility ETF	4.0
iShares MSCI EAFE Min Vol Factor ETF	4.0
iShares Core MSCI Emerging Markets ETF	1.9
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,112.90	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	2.74

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (63.5%)
Invesco S&P 500 Low Volatility ETF	11,730	$747,201
Invesco S&P Emerging Markets Low Volatility ETF	4,220	99,086
Invesco S&P International Developed Low Volatility ETF	15,380	418,490
Invesco S&P MidCap Low Volatility ETF	7,710	419,746
Invesco S&P SmallCap Low Volatility ETF	4,560	193,982
iShares Core MSCI EAFE ETF	11,620	834,316
iShares Core MSCI Emerging Markets ETF	3,790	195,753
iShares Core S&P Total U.S. Stock Market ETF	20,370	2,245,793
iShares MSCI EAFE Min Vol Factor ETF (x)	5,990	415,227
iShares MSCI Emerging Markets Min Vol Factor ETF	1,690	94,623
iShares MSCI USA Min Vol Factor ETF	9,170	737,726
SPDR SSGA US Small Cap Low Volatility Index ETF	1,780	188,752

Total Equity		6,590,695

Fixed Income (36.3%)
iShares Broad USD High Yield Corporate Bond ETF	3,610	129,743
iShares Core U.S. Aggregate Bond ETF	29,130	2,774,050
iShares TIPS Bond ETF	5,420	571,973
Vanguard Short-Term Bond ETF	2,130	161,731
Vanguard Total International Bond ETF	2,660	128,771

Total Fixed Income		3,766,268

Total Investments in Securities (99.8%) (Cost $10,362,743)		10,356,963
Other Assets Less Liabilities (0.2%)		21,582

Net Assets (100%)		$10,378,545

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $348,680. This was collateralized by $411,747 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,356,963	$—	$—	$10,356,963

Total Assets	$10,356,963	$—	$—	$10,356,963

Total Liabilities	$—	$—	$—	$—

Total	$10,356,963	$—	$—	$10,356,963

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,354,169
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$883,699

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,033
Aggregate gross unrealized depreciation	(575,240)

Net unrealized depreciation	$(64,207)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,421,170

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $10,362,743)	$10,356,963
Cash	9,390
Receivable for Fund shares sold	19,188
Prepaid registration and filing fees	14,557
Receivable from investment adviser	3,548
Securities lending income receivable	207
Other assets	11

Total assets	10,403,864

LIABILITIES
Transfer agent fees payable	1,569
Accrued expenses	23,750

Total liabilities	25,319

Commitments and contingent liabilities^
NET ASSETS	$10,378,545

Net assets were comprised of:
Paid in capital	$10,334,239
Total distributable earnings (loss)	44,306

Net assets	$10,378,545

Class I
Net asset value, offering and redemption price per share, $10,378,545 / 904,298 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.48

(x)	Includes value of securities on loan of $348,680.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$130,916
Interest	1,234
Securities lending (net)	1,476

Total income	133,626

EXPENSES
Investment advisory fees	25,273
Professional fees	22,279
Registration and filing fees	9,869
Administrative fees	7,584
Printing and mailing expenses	6,114
Transfer agent fees	5,420
Custodian fees	2,337
Trustees’ fees	189
Miscellaneous	3,122

Gross expenses	82,187
Less: Waiver from investment adviser	(32,857)
Reimbursement from investment adviser	(21,735)

Net expenses	27,595

NET INVESTMENT INCOME (LOSS)	106,031

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	72,311
Net change in unrealized appreciation (depreciation) on investments in securities	827,064

NET REALIZED AND UNREALIZED GAIN (LOSS)	899,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,005,406

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$106,031	$184,571
Net realized gain (loss)	72,311	54,485
Net change in unrealized appreciation (depreciation)	827,064	23,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,005,406	262,331

Distributions to shareholders:
Class I	(271,641)	(714,090)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 153,144 and 142,572 shares, respectively ]	1,751,489	1,577,098
Capital shares issued in reinvestment of dividends [ 20,470 and 55,551 shares, respectively ]	232,124	603,279
Capital shares repurchased [ (115,136) and (117,723) shares, respectively ]	(1,316,265)	(1,279,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	667,348	901,182

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,401,113	449,423
NET ASSETS:
Beginning of period	8,977,432	8,528,009

End of period	$10,378,545	$8,977,432

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.61		$11.14		$13.31		$11.57		$11.89		$10.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.22		0.24		0.16		0.22		0.22
Net realized and unrealized gain (loss)	1.08		0.16		(2.13)		2.30		(0.30)		1.20

Total from investment operations	1.20		0.38		(1.89)		2.46		(0.08)		1.42

Less distributions:
Dividends from net investment income	(0.23)		(0.25)		(0.14)		(0.20)		(0.21)		(0.18)
Distributions from net realized gains	(0.10)		(0.66)		(0.14)		(0.52)		(0.03)		(0.04)

Total dividends and distributions	(0.33)		(0.91)		(0.28)		(0.72)		(0.24)		(0.22)

Net asset value, end of period	$11.48		$10.61		$11.14		$13.31		$11.57		$11.89

Total return (b)	11.29%		3.20%		(14.52)%		21.98%		(0.68)%		13.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,379		$8,977		$8,528		$10,698		$5,682		$6,724
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	1.63%		1.91%		1.85%		2.14%		2.88%		3.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.10%		1.99%		1.97%		1.24%		1.95%		1.98%
Before waivers and reimbursements (a)(f)(x)	1.02%		0.62%		0.66%		(0.36)%		(0.40)%		(0.62)%
Portfolio turnover rate^	9	%(z)	9%		30%		8%		38%		5%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	71.6%
Fixed Income	28.3

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core S&P Total U.S. Stock Market ETF	24.3%
iShares Core U.S. Aggregate Bond ETF	24.0
iShares Core MSCI EAFE ETF	9.1
Invesco S&P 500 Low Volatility ETF	8.1
iShares MSCI USA Min Vol Factor ETF	7.9
Invesco S&P International Developed Low Volatility ETF	4.6
Invesco S&P MidCap Low Volatility ETF	4.6
iShares MSCI EAFE Min Vol Factor ETF	4.5
iShares TIPS Bond ETF	4.3
Invesco S&P SmallCap Low Volatility ETF	2.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,120.30	$2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.72

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (71.6%)
Invesco S&P 500 Low Volatility ETF	18,300	$1,165,710
Invesco S&P Emerging Markets Low Volatility ETF	6,790	159,429
Invesco S&P International Developed Low Volatility ETF	24,590	669,094
Invesco S&P MidCap Low Volatility ETF	12,270	668,001
Invesco S&P SmallCap Low Volatility ETF	7,370	313,520
iShares Core MSCI EAFE ETF	18,290	1,313,222
iShares Core MSCI Emerging Markets ETF	6,000	309,900
iShares Core S&P Total U.S. Stock Market ETF	31,820	3,508,155
iShares MSCI EAFE Min Vol Factor ETF (x)	9,360	648,835
iShares MSCI Emerging Markets Min Vol Factor ETF	2,940	164,611
iShares MSCI USA Min Vol Factor ETF	14,150	1,138,367
SPDR SSGA US Small Cap Low Volatility Index ETF	2,800	296,913

Total Equity		10,355,757

Fixed Income (28.3%)
iShares Core U.S. Aggregate Bond ETF	36,410	3,467,324
iShares TIPS Bond ETF	5,880	620,517

Total Fixed Income		4,087,841

Total Investments in Securities (99.9%) (Cost $13,420,977)		14,443,598
Other Assets Less Liabilities (0.1%)		17,511

Net Assets (100%)		$14,461,109

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $525,515. This was collateralized by $620,567 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,443,598	$—	$—	$14,443,598

Total Assets	$14,443,598	$—	$—	$14,443,598

Total Liabilities	$—	$—	$—	$—

Total	$14,443,598	$—	$—	$14,443,598

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,330,528
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$140,126

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,572,245
Aggregate gross unrealized depreciation	(626,622)

Net unrealized appreciation	$945,623

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,497,975

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $13,420,977)	$14,443,598
Cash	23,253
Prepaid registration and filing fees	14,598
Receivable for Fund shares sold	3,277
Receivable from investment adviser	1,849
Securities lending income receivable	301
Dividends, interest and other receivables	210

Total assets	14,487,086

LIABILITIES
Transfer agent fees payable	1,383
Trustees’ fees payable	7
Accrued expenses	24,587

Total liabilities	25,977

Commitments and contingent liabilities^
NET ASSETS	$14,461,109

Net assets were comprised of:
Paid in capital	$13,460,714
Total distributable earnings (loss)	1,000,395

Net assets	$14,461,109

Class I
Net asset value, offering and redemption price per share, $14,461,109 / 1,198,374 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.07

(x)	Includes value of securities on loan of $525,515.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$150,844
Interest	1,598
Securities lending (net)	1,240

Total income	153,682

EXPENSES
Investment advisory fees	31,419
Professional fees	22,575
Registration and filing fees	9,919
Administrative fees	9,427
Printing and mailing expenses	6,337
Transfer agent fees	5,570
Custodian fees	2,478
Trustees’ fees	229
Miscellaneous	3,170

Gross expenses	91,124
Less: Waiver from investment adviser	(40,846)
Reimbursement from investment adviser	(16,208)

Net expenses	34,070

NET INVESTMENT INCOME (LOSS)	119,612

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	13,393
Net change in unrealized appreciation (depreciation) on investments in securities	1,085,885

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,099,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,218,890

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$119,612	$203,467
Net realized gain (loss)	13,393	125,644
Net change in unrealized appreciation (depreciation)	1,085,885	52,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,218,890	381,980

Distributions to shareholders:
Class I	(346,821)	(792,730)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 294,293 and 140,589 shares, respectively ]	3,545,487	1,619,563
Capital shares issued in reinvestment of dividends [ 25,362 and 60,436 shares, respectively ]	301,301	687,149
Capital shares repurchased [ (40,108) and (183,636) shares, respectively ]	(473,248)	(2,128,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,373,540	178,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,245,609	(232,226)
NET ASSETS:
Beginning of period	10,215,500	10,447,726

End of period	$14,461,109	$10,215,500

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.12		$11.59		$13.71		$11.62		$12.03		$10.76

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.22		0.24		0.16		0.22		0.22
Net realized and unrealized gain (loss)	1.22		0.19		(2.20)		2.52		(0.32)		1.23

Total from investment operations	1.33		0.41		(1.96)		2.68		(0.10)		1.45

Less distributions:
Dividends from net investment income	(0.22)		(0.27)		(0.16)		(0.21)		(0.22)		(0.16)
Distributions from net realized gains	(0.16)		(0.61)		—		(0.38)		(0.09)		(0.02)

Total dividends and distributions	(0.38)		(0.88)		(0.16)		(0.59)		(0.31)		(0.18)

Net asset value, end of period	$12.07		$11.12		$11.59		$13.71		$11.62		$12.03

Total return (b)	12.03%		3.42%		(14.46)%		23.70%		(0.87)%		13.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,461		$10,216		$10,448		$14,195		$9,521		$8,369
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	1.45%		1.76%		1.60%		1.63%		2.17%		2.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.90%		1.92%		1.91%		1.23%		1.92%		1.98%
Before waivers and reimbursements (a)(f)(x)	1.00%		0.69%		0.85%		0.14%		0.28%		0.01%
Portfolio turnover rate^	1	%(z)	11%		10%		1%		40%		13%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	76.5%
Fixed Income	23.2

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core S&P Total U.S. Stock Market ETF	26.5%
iShares Core U.S. Aggregate Bond ETF	19.7
iShares Core MSCI EAFE ETF	9.6
Invesco S&P 500 Low Volatility ETF	8.6
iShares MSCI USA Min Vol Factor ETF	8.6
iShares MSCI EAFE Min Vol Factor ETF	4.9
Invesco S&P International Developed Low Volatility ETF	4.9
Invesco S&P MidCap Low Volatility ETF	4.8
iShares TIPS Bond ETF	3.5
SPDR SSGA US Small Cap Low Volatility Index ETF	2.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,126.20	$2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.71

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (76.5%)
Invesco S&P 500 Low Volatility ETF	9,740	$620,438
Invesco S&P Emerging Markets Low Volatility ETF	3,180	74,666
Invesco S&P International Developed Low Volatility ETF	12,890	350,737
Invesco S&P MidCap Low Volatility ETF	6,320	344,072
Invesco S&P SmallCap Low Volatility ETF	3,520	149,741
iShares Core MSCI EAFE ETF	9,630	691,434
iShares Core MSCI Emerging Markets ETF	2,900	149,785
iShares Core S&P Total U.S. Stock Market ETF	17,260	1,902,915
iShares MSCI EAFE Min Vol Factor ETF (x)	5,080	352,145
iShares MSCI Emerging Markets Min Vol Factor ETF	1,500	83,985
iShares MSCI USA Min Vol Factor ETF	7,680	617,856
SPDR SSGA US Small Cap Low Volatility Index ETF	1,480	156,940

Total Equity		5,494,714

Fixed Income (23.2%)
iShares Core U.S. Aggregate Bond ETF	14,870	1,416,070
iShares TIPS Bond ETF	2,360	249,051

Total Fixed Income		1,665,121

Total Investments in Securities (99.7%) (Cost $6,618,978)		7,159,835
Other Assets Less Liabilities (0.3%)		20,478

Net Assets (100%)		$7,180,313

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $209,970. This was collateralized by $247,948 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,159,835	$—	$—	$7,159,835

Total Assets	$7,159,835	$—	$—	$7,159,835

Total Liabilities	$—	$—	$—	$—

Total	$7,159,835	$—	$—	$7,159,835

The Fund held no derivatives contracts during the six months ended April 30, 2024.

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,143,558
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,449,097

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$762,322
Aggregate gross unrealized depreciation	(235,028)

Net unrealized appreciation	$527,294

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,632,541

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $6,618,978)	$7,159,835
Cash	25,751
Prepaid registration and filing fees	14,478
Receivable from investment adviser	4,754
Securities lending income receivable	194
Receivable for Fund shares sold	8
Dividends, interest and other receivables	2

Total assets	7,205,022

LIABILITIES
Transfer agent fees payable	1,609
Trustees’ fees payable	21
Accrued expenses	23,079

Total liabilities	24,709

Commitments and contingent liabilities^
NET ASSETS	$7,180,313

Net assets were comprised of:
Paid in capital	$6,259,960
Total distributable earnings (loss)	920,353

Net assets	$7,180,313

Class I
Net asset value, offering and redemption price per share, $7,180,313 / 539,660 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.31

(x)	Includes value of securities on loan of $209,970.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$92,476
Interest	1,291
Securities lending (net)	764

Total income	94,531

EXPENSES
Professional fees	21,881
Investment advisory fees	18,646
Registration and filing fees	9,779
Printing and mailing expenses	5,852
Administrative fees	5,595
Transfer agent fees	5,420
Custodian fees	1,840
Trustees’ fees	139
Miscellaneous	2,976

Gross expenses	72,128
Less: Waiver from investment adviser	(24,241)
Reimbursement from investment adviser	(27,778)

Net expenses	20,109

NET INVESTMENT INCOME (LOSS)	74,422

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	371,707
Net change in unrealized appreciation (depreciation) on investments in securities	422,507

NET REALIZED AND UNREALIZED GAIN (LOSS)	794,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$868,636

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$74,422	$126,217
Net realized gain (loss)	371,707	56,371
Net change in unrealized appreciation (depreciation)	422,507	15,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	868,636	198,445

Distributions to shareholders:
Class I	(190,060)	(160,072)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 104,666 and 73,448 shares, respectively ]	1,355,383	924,612
Capital shares issued in reinvestment of dividends [ 8,188 and 6,479 shares, respectively ]	106,860	80,140
Capital shares repurchased [ (125,660) and (28,021) shares, respectively ]	(1,658,237)	(348,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(195,994)	656,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	482,582	694,628
NET ASSETS:
Beginning of period	6,697,731	6,003,103

End of period	$7,180,313	$6,697,731

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$12.12		$11.99		$14.32		$11.80		$12.05		$10.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.24		0.25		0.17		0.23		0.22
Net realized and unrealized gain (loss)	1.39		0.21		(2.28)		2.82		(0.26)		1.24

Total from investment operations	1.52		0.45		(2.03)		2.99		(0.03)		1.46

Less distributions:
Dividends from net investment income	(0.23)		(0.26)		(0.16)		(0.22)		(0.21)		(0.20)
Distributions from net realized gains	(0.10)		(0.06)		(0.14)		(0.25)		(0.01)		(0.05)

Total dividends and distributions	(0.33)		(0.32)		(0.30)		(0.47)		(0.22)		(0.25)

Net asset value, end of period	$13.31		$12.12		$11.99		$14.32		$11.80		$12.05

Total return (b)	12.62%		3.70%		(14.46)%		25.92%		(0.24)%		13.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,180		$6,698		$6,003		$5,715		$4,185		$4,005
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.93%		2.48%		2.57%		3.05%		3.86%		4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.99%		1.94%		1.91%		1.22%		1.93%		1.96%
Before waivers and reimbursements (a)(f)(x)	0.60%		—	%‡‡	(0.12)%		(1.29)%		(1.39)%		(2.08)%
Portfolio turnover rate^	15	%(z)	4%		2%		4%		20%		3%
**	Includes tax expense of less than 0.005%.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	81.1%
Fixed Income	18.2
Short-Term Investments	0.3

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core S&P Total U.S. Stock Market ETF	28.0%
iShares Core U.S. Aggregate Bond ETF	15.5
iShares Core MSCI EAFE ETF	10.2
Invesco S&P 500 Low Volatility ETF	9.4
iShares MSCI USA Min Vol Factor ETF	9.4
iShares MSCI EAFE Min Vol Factor ETF	5.1
Invesco S&P International Developed Low Volatility ETF	5.0
Invesco S&P MidCap Low Volatility ETF	5.0
iShares TIPS Bond ETF	2.8
Invesco S&P SmallCap Low Volatility ETF	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,131.60	$2.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.69

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (81.1%)
Invesco S&P 500 Low Volatility ETF	15,040	$958,048
Invesco S&P Emerging Markets Low Volatility ETF	4,800	112,704
Invesco S&P International Developed Low Volatility ETF	18,900	514,269
Invesco S&P MidCap Low Volatility ETF	9,400	511,753
Invesco S&P SmallCap Low Volatility ETF	5,560	236,522
iShares Core MSCI EAFE ETF	14,480	1,039,664
iShares Core MSCI Emerging Markets ETF	4,510	232,942
iShares Core S&P Total U.S. Stock Market ETF	26,020	2,868,705
iShares MSCI EAFE Min Vol Factor ETF (x)	7,490	519,207
iShares MSCI Emerging Markets Min Vol Factor ETF	2,040	114,220
iShares MSCI USA Min Vol Factor ETF	11,900	957,355
SPDR SSGA US Small Cap Low Volatility Index ETF	2,190	232,228

Total Equity		8,297,617

Fixed Income (18.2%)
iShares Core U.S. Aggregate Bond ETF	16,640	1,584,627
iShares TIPS Bond ETF	2,670	281,765

Total Fixed Income		1,866,392

Total Exchange Traded Funds (99.3%) (Cost $8,842,254)		10,164,009

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.56% (7 day yield)	29,943	$29,949

Total Short-Term Investment (0.3%) (Cost $29,950)		29,949

Total Investments in Securities (99.6%) (Cost $8,872,204)		10,193,958
Other Assets Less Liabilities (0.4%)		45,136

Net Assets (100%)		$10,239,094

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $231,667. This was collateralized by $273,570 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,164,009	$—	$—	$10,164,009
Short-Term Investment
Investment Company	29,949	—	—	29,949

Total Assets	$10,193,958	$—	$—	$10,193,958

Total Liabilities	$—	$—	$—	$—

Total	$10,193,958	$—	$—	$10,193,958

The Fund held no derivatives contracts during the six months ended April 30, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,042,130
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,852

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,576,371
Aggregate gross unrealized depreciation	(266,453)

Net unrealized appreciation	$1,309,918

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,884,040

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $8,872,204)	$10,193,958
Cash	75,000
Prepaid registration and filing fees	14,544
Receivable from investment adviser	3,665
Receivable for Fund shares sold	1,351
Securities lending income receivable	240
Dividends, interest and other receivables	111

Total assets	10,288,869

LIABILITIES
Payable for securities purchased	24,486
Transfer agent fees payable	1,634
Trustees’ fees payable	23
Accrued expenses	23,632

Total liabilities	49,775

Commitments and contingent liabilities^
NET ASSETS	$10,239,094

Net assets were comprised of:
Paid in capital	$8,879,945
Total distributable earnings (loss)	1,359,149

Net assets	$10,239,094

Class I
Net asset value, offering and redemption price per share, $10,239,094 / 799,530 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.81

(x)	Includes value of securities on loan of $231,667.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$110,953
Interest	1,716
Securities lending (net)	1,121

Total income	113,790

EXPENSES
Investment advisory fees	23,731
Professional fees	22,166
Registration and filing fees	9,832
Administrative fees	7,121
Printing and mailing expenses	6,045
Transfer agent fees	5,570
Custodian fees	2,038
Trustees’ fees	176
Miscellaneous	3,060

Gross expenses	79,739
Less: Waiver from investment adviser	(30,852)
Reimbursement from investment adviser	(23,478)

Net expenses	25,409

NET INVESTMENT INCOME (LOSS)	88,381

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	24,529
Net change in unrealized appreciation (depreciation) on investments in securities	971,692

NET REALIZED AND UNREALIZED GAIN (LOSS)	996,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,084,602

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,381	$148,663
Net realized gain (loss)	24,529	120,320
Net change in unrealized appreciation (depreciation)	971,692	(1,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,084,602	267,850

Distributions to shareholders:
Class I	(284,189)	(285,733)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 101,377 and 134,386 shares, respectively ]	1,293,562	1,624,916
Capital shares issued in reinvestment of dividends [ 14,756 and 14,587 shares, respectively ]	184,746	173,581
Capital shares repurchased [ (26,617) and (89,066) shares, respectively ]	(334,240)	(1,069,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,144,068	728,851

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,944,481	710,968
NET ASSETS:
Beginning of period	8,294,613	7,583,645

End of period	$10,239,094	$8,294,613

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.68		$11.67		$14.46		$11.83		$12.18		$10.91

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.22		0.24		0.16		0.23		0.23
Net realized and unrealized gain (loss)	1.41		0.24		(2.18)		3.03		(0.36)		1.25

Total from investment operations	1.53		0.46		(1.94)		3.19		(0.13)		1.48

Less distributions:
Dividends from net investment income	(0.22)		(0.26)		(0.18)		(0.23)		(0.22)		(0.18)
Distributions from net realized gains	(0.18)		(0.19)		(0.67)		(0.33)		—	#	(0.03)

Total dividends and distributions	(0.40)		(0.45)		(0.85)		(0.56)		(0.22)		(0.21)

Net asset value, end of period	$12.81		$11.68		$11.67		$14.46		$11.83		$12.18

Total return (b)	13.16%		3.86%		(14.30)%		27.63%		(1.08)%		13.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,239		$8,295		$7,584		$8,138		$6,625		$5,635
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.68%		2.13%		2.16%		2.18%		2.78%		3.51%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.86%		1.86%		1.90%		1.21%		1.92%		1.97%
Before waivers and reimbursements (a)(f)(x)	0.72%		0.26%		0.27%		(0.43)%		(0.33)%		(1.01)%
Portfolio turnover rate ^	1	%(z)	10%		5%		18%		18%		1%
**	Includes tax expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	85.9%
Fixed Income	13.3
Short-Term Investments	0.2

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core S&P Total U.S. Stock Market ETF	29.7%
iShares Core U.S. Aggregate Bond ETF	11.3
iShares Core MSCI EAFE ETF	10.5
Invesco S&P 500 Low Volatility ETF	10.0
iShares MSCI USA Min Vol Factor ETF	10.0
Invesco S&P MidCap Low Volatility ETF	5.3
Invesco S&P International Developed Low Volatility ETF	5.3
iShares MSCI EAFE Min Vol Factor ETF	5.3
Invesco S&P SmallCap Low Volatility ETF	2.4
SPDR SSGA US Small Cap Low Volatility Index ETF	2.4
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,136.60	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.67

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (85.9%)
Invesco S&P 500 Low Volatility ETF	16,090	$1,024,933
Invesco S&P Emerging Markets Low Volatility ETF	5,630	132,192
Invesco S&P International Developed Low Volatility ETF	20,020	544,744
Invesco S&P MidCap Low Volatility ETF	10,050	547,140
Invesco S&P SmallCap Low Volatility ETF	5,810	247,157
iShares Core MSCI EAFE ETF	15,060	1,081,308
iShares Core MSCI Emerging Markets ETF	4,690	242,238
iShares Core S&P Total U.S. Stock Market ETF	27,650	3,048,413
iShares MSCI EAFE Min Vol Factor ETF (x)	7,810	541,389
iShares MSCI Emerging Markets Min Vol Factor ETF	2,380	133,256
iShares MSCI USA Min Vol Factor ETF	12,730	1,024,129
SPDR SSGA US Small Cap Low Volatility Index ETF	2,320	246,014

Total Equity		8,812,913

Fixed Income (13.3%)
iShares Core U.S. Aggregate Bond ETF	12,120	1,154,188
iShares TIPS Bond ETF	1,950	205,783

Total Fixed Income		1,359,971

Total Exchange Traded Funds (99.2%) (Cost $8,768,617)		10,172,884

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.43% (7 day yield)	25,083	25,088

Total Short-Term Investment (0.2%) (Cost $25,088)		25,088

Total Investments in Securities (99.4%) (Cost $8,793,705)		10,197,972
Other Assets Less Liabilities (0.6%)		56,536

Net Assets (100%)		$10,254,508

(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $288,648. This was collateralized by $340,857 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,172,884	$—	$—	$10,172,884
Short-Term Investment
Investment Company	25,088	—	—	25,088

Total Assets	$10,197,972	$—	$—	$10,197,972

Total Liabilities	$—	$—	$—	$—

Total	$10,197,972	$—	$—	$10,197,972

The Fund held no derivatives contracts during the six months ended April 30, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$954,094
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$280,776

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,546,773
Aggregate gross unrealized depreciation	(185,083)

Net unrealized appreciation	$1,361,690

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,836,282

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $8,793,705)	$10,197,972
Cash	75,000
Prepaid registration and filing fees	14,883
Receivable for Fund shares sold	8,207
Receivable from investment adviser	3,670
Securities lending income receivable	299
Dividends, interest and other receivables	115

Total assets	10,300,146

LIABILITIES
Payable for securities purchased	20,034
Transfer agent fees payable	1,859
Trustees’ fees payable	25
Accrued expenses	23,720

Total liabilities	45,638

Commitments and contingent liabilities ^
NET ASSETS	$10,254,508

Net assets were comprised of:
Paid in capital	$8,768,687
Total distributable earnings (loss)	1,485,821

Net assets	$10,254,508

Class I
Net asset value, offering and redemption price per share, $10,254,508 / 728,475 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.08

(x)	Includes value of securities on loan of $288,648.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$109,790
Interest	1,661
Securities lending (net)	1,008

Total income	112,459

EXPENSES
Investment advisory fees	23,964
Professional fees	22,188
Registration and filing fees	9,488
Administrative fees	7,191
Printing and mailing expenses	6,053
Transfer agent fees	5,271
Custodian fees	2,089
Trustees’ fees	177
Miscellaneous	3,119

Gross expenses	79,540
Less: Waiver from investment adviser	(31,155)
Reimbursement from investment adviser	(22,891)

Net expenses	25,494

NET INVESTMENT INCOME (LOSS)	86,965

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	101,716
Net change in unrealized appreciation (depreciation) on investments in securities	966,327

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,068,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,155,008

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$86,965	$142,774
Net realized gain (loss)	101,716	37,019
Net change in unrealized appreciation (depreciation)	966,327	60,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,155,008	240,259

Distributions to shareholders:
Class I	(189,958)	(181,109)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 87,163 and 144,031 shares, respectively ]	1,221,470	1,870,800
Capital shares issued in reinvestment of dividends [ 8,752 and 7,647 shares, respectively ]	120,078	98,186
Capital shares repurchased [ (37,971) and (23,456) shares, respectively ]	(525,842)	(297,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	815,706	1,671,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,780,756	1,730,350
NET ASSETS:
Beginning of period	8,473,752	6,743,402

End of period	$10,254,508	$8,473,752

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$12.64		$12.43		$14.82		$11.76		$12.24		$10.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.24		0.26		0.16		0.22		0.22
Net realized and unrealized gain (loss)	1.58		0.30		(2.34)		3.24		(0.46)		1.30

Total from investment operations	1.71		0.54		(2.08)		3.40		(0.24)		1.52

Less distributions:
Dividends from net investment income	(0.22)		(0.27)		(0.16)		(0.21)		(0.22)		(0.20)
Distributions from net realized gains	(0.05)		(0.06)		(0.15)		(0.13)		(0.02)		(0.05)

Total dividends and distributions	(0.27)		(0.33)		(0.31)		(0.34)		(0.24)		(0.25)

Net asset value, end of period	$14.08		$12.64		$12.43		$14.82		$11.76		$12.24

Total return (b)	13.66%		4.32%		(14.31)%		29.37%		(2.05)%		14.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,255		$8,474		$6,743		$6,432		$4,761		$3,747
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	1.66%		2.17%		2.39%		2.75%		3.80%		4.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.81%		1.83%		1.93%		1.17%		1.90%		1.96%
Before waivers and reimbursements (a)(f)(x)	0.69%		0.19%		0.07%		(1.05)%		(1.37)%		(2.03)%
Portfolio turnover rate^	3	%(z)	2%		2%		5%		21%		2%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funs in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

Table by Asset Class (% of Net Assets)

As of April 30, 2024
Equity	91.0%
Fixed Income	8.2
Short-Term Investments	0.0	#

# Less than 0.05%

Top 10 Holdings (% of Net Assets)

As of April 30, 2024
iShares Core S&P Total U.S. Stock Market ETF	31.7%
iShares Core MSCI EAFE ETF	11.1
iShares MSCI USA Min Vol Factor ETF	10.6
Invesco S&P 500 Low Volatility ETF	10.6
iShares Core U.S. Aggregate Bond ETF	7.0
Invesco S&P International Developed Low Volatility ETF	5.6
Invesco S&P MidCap Low Volatility ETF	5.6
iShares MSCI EAFE Min Vol Factor ETF	5.5
iShares Core MSCI Emerging Markets ETF	2.7
Invesco S&P SmallCap Low Volatility ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class I
Actual	$1,000.00	$1,142.50	$2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	2.66

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (91.0%)
Invesco S&P 500 Low Volatility ETF	11,440	$728,728
Invesco S&P Emerging Markets Low Volatility ETF	3,720	87,346
Invesco S&P International Developed Low Volatility ETF	14,180	385,838
Invesco S&P MidCap Low Volatility ETF	7,010	381,637
Invesco S&P SmallCap Low Volatility ETF	4,150	176,541
iShares Core MSCI EAFE ETF	10,650	764,670
iShares Core MSCI Emerging Markets ETF	3,550	183,357
iShares Core S&P Total U.S. Stock Market ETF	19,750	2,177,437
iShares MSCI EAFE Min Vol Factor ETF (x)	5,490	380,567
iShares MSCI Emerging Markets Min Vol Factor ETF	1,620	90,704
iShares MSCI USA Min Vol Factor ETF	9,080	730,486
SPDR SSGA US Small Cap Low Volatility Index ETF	1,620	171,785

Total Equity		6,259,096

Fixed Income (8.2%)
iShares Core U.S. Aggregate Bond ETF	5,060	481,864
iShares TIPS Bond ETF	780	82,313

Total Fixed Income		564,177

Total Exchange Traded Funds (99.2%) (Cost $5,602,024)		6,823,273

SHORT-TERM INVESTMENT:
Investment Company (0.0%)†
JPMorgan Prime Money Market Fund, IM Shares 5.56% (7 day yield)	3,330	$3,331

Total Short-Term Investment (0.0%)† (Cost $3,331)		3,331

Total Investments in Securities (99.2%) (Cost $5,605,355)		6,826,604
Other Assets Less Liabilities (0.8%)		48,813

Net Assets (100%)		$6,875,417

†	Percent shown is less than 0.05%.
(x)

All or a portion of security is on loan at April 30, 2024. The Fund had loaned securities with a total value of $77,846. This was collateralized by $91,927 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/7/24 – 11/15/52.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,823,273	$—	$—	$6,823,273
Short-Term Investment
Investment Company	3,331	—	—	3,331

Total Assets	$6,826,604	$—	$—	$6,826,604

Total Liabilities	$—	$—	$—	$—

Total	$6,826,604	$—	$—	$6,826,604

The Fund held no derivatives contracts during the six months ended April 30, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$880,135
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$112,465

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,304,818
Aggregate gross unrealized depreciation	(86,005)

Net unrealized appreciation	$1,218,813

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,607,791

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $5,605,355)	$6,826,604
Cash	75,000
Prepaid registration and filing fees	14,423
Receivable from investment adviser	4,872
Receivable for Fund shares sold	2,729
Securities lending income receivable	156
Dividends, interest and other receivables	36

Total assets	6,923,820

LIABILITIES
Payable for securities purchased	23,158
Transfer agent fees payable	1,712
Trustees’ fees payable	28
Accrued expenses	23,505

Total liabilities	48,403

Commitments and contingent liabilities^
NET ASSETS	$6,875,417

Net assets were comprised of:
Paid in capital	$5,611,005
Total distributable earnings (loss)	1,264,412

Net assets	$6,875,417

Class I
Net asset value, offering and redemption price per share, $6,875,417 / 494,752 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.90

(x)	Includes value of securities on loan of $77,846.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$69,154
Interest	1,322
Securities lending (net)	706

Total income	71,182

EXPENSES
Professional fees	21,654
Investment advisory fees	15,608
Registration and filing fees	9,736
Printing and mailing expenses	5,726
Transfer agent fees	5,371
Administrative fees	4,684
Custodian fees	2,089
Trustees’ fees	115
Miscellaneous	2,681

Gross expenses	67,664
Less: Waiver from investment adviser	(20,292)
Reimbursement from investment adviser	(30,879)

Net expenses	16,493

NET INVESTMENT INCOME (LOSS)	54,689

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	32,055
Net change in unrealized appreciation (depreciation) on investments in securities	682,854

NET REALIZED AND UNREALIZED GAIN (LOSS)	714,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$769,598

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,689	$99,570
Net realized gain (loss)	32,055	162,970
Net change in unrealized appreciation (depreciation)	682,854	(36,485)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	769,598	226,055

Distributions to shareholders:
Class I	(265,313)	(197,242)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 70,025 and 69,931 shares, respectively ]	967,091	912,050
Capital shares issued in reinvestment of dividends [ 8,276 and 5,820 shares, respectively ]	111,719	75,142
Capital shares repurchased [ (5,724) and (58,282) shares, respectively ]	(78,876)	(764,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	999,934	222,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,504,219	251,535
NET ASSETS:
Beginning of period	5,371,198	5,119,663

End of period	$6,875,417	$5,371,198

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
Class I			2023		2022		2021		2020		2019
Net asset value, beginning of period	$12.72		$12.65		$15.00		$11.73		$12.32		$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.24		0.26		0.16		0.23		0.22
Net realized and unrealized gain (loss)	1.67		0.32		(2.37)		3.45		(0.58)		1.32

Total from investment operations	1.79		0.56		(2.11)		3.61		(0.35)		1.54

Less distributions:
Dividends from net investment income	(0.23)		(0.27)		(0.17)		(0.21)		(0.23)		(0.21)
Distributions from net realized gains	(0.38)		(0.22)		(0.07)		(0.13)		(0.01)		(0.05)

Total dividends and distributions	(0.61)		(0.49)		(0.24)		(0.34)		(0.24)		(0.26)

Net asset value, end of period	$13.90		$12.72		$12.65		$15.00		$11.73		$12.32

Total return (b)	14.25%		4.36%		(14.34)%		31.27%		(2.97)%		14.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,875		$5,371		$5,120		$5,478		$3,883		$3,545
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.53	%**(k)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.17%		2.83%		2.86%		3.11%		4.34%		4.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.75%		1.81%		1.88%		1.16%		1.97%		1.95%
Before waivers and reimbursements (a)(f)(x)	0.11%		(0.49)%		(0.46)%		(1.43)%		(1.84)%		(2.27)%
Portfolio turnover rate^	2	%(z)	12%		5%		2%		6%		2%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2024	% of Net Assets
Information Technology	18.9%
Industrials	17.0
Financials	15.8
Health Care	11.0
Consumer Staples	10.8
Consumer Discretionary	9.3
Communication Services	6.8
Utilities	4.0
Materials	2.0
Energy	1.8
Real Estate	1.7
Investment Company	0.1
Cash and Other	0.8

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2024 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24
Class A
Actual	$1,000.00	$1,164.50	$5.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class I
Actual	1,000.00	1,165.30	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27
Class R
Actual	1,000.00	1,163.00	7.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.77
Class T
Actual	1,000.00	1,165.30	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.10%, 0.85%, 1.35% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	28,500	$481,365
Nippon Telegraph & Telephone Corp.	212,500	229,645
Spark New Zealand Ltd.	84,881	238,588
Swisscom AG (Registered)	922	504,911
Telstra Group Ltd.	133,153	316,276
Verizon Communications, Inc.	41,800	1,650,682

		3,421,467

Entertainment (0.1%)
Electronic Arts, Inc.	1,599	202,785

Interactive Media & Services (3.9%)
Alphabet, Inc., Class A*	31,422	5,114,873
Meta Platforms, Inc., Class A	6,226	2,678,239

		7,793,112

Media (0.6%)
Comcast Corp., Class A	29,100	1,109,001

Wireless Telecommunication Services (0.5%)
SoftBank Corp.	39,100	473,662
T-Mobile US, Inc.	3,474	570,326

		1,043,988

Total Communication Services		13,570,353

Consumer Discretionary (9.3%)
Automobile Components (0.2%)
Bridgestone Corp.	8,900	392,820

Automobiles (1.2%)
Bayerische Motoren Werke AG	3,043	331,957
Mercedes-Benz Group AG	8,206	620,025
Tesla, Inc.*	8,078	1,480,536

		2,432,518

Broadline Retail (2.8%)
Amazon.com, Inc.*	27,873	4,877,775
Dollarama, Inc.	2,900	241,918
Wesfarmers Ltd.	10,269	442,929

		5,562,622

Hotels, Restaurants & Leisure (1.6%)
Aristocrat Leisure Ltd.	8,814	225,799
Chipotle Mexican Grill, Inc.*	200	631,920
McDonald’s Corp.	4,934	1,347,179
Starbucks Corp.	6,056	535,896
Yum! Brands, Inc.	3,087	436,039

		3,176,833

Household Durables (0.3%)
DR Horton, Inc.	1,900	270,731
Sekisui House Ltd.	17,200	394,183

		664,914

Specialty Retail (2.8%)
AutoZone, Inc.*	200	591,280
Home Depot, Inc. (The)	5,600	1,871,632
Industria de Diseno Textil SA (x)	5,279	239,764
Lowe’s Cos., Inc.	4,100	934,759
O’Reilly Automotive, Inc.*	741	750,826
TJX Cos., Inc. (The)	9,003	847,092
Tractor Supply Co.	1,400	382,312

		5,617,665

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	281	229,990
LVMH Moet Hennessy Louis Vuitton SE	258	207,684
NIKE, Inc., Class B	3,534	326,047

		763,721

Total Consumer Discretionary		18,611,093

Consumer Staples (10.8%)
Beverages (2.6%)
Coca-Cola Co. (The)	34,800	2,149,596
Diageo plc	7,117	245,419
Heineken NV	2,716	264,428
Keurig Dr Pepper, Inc.	11,401	384,214
PepsiCo, Inc.	12,382	2,178,118

		5,221,775

Consumer Staples Distribution & Retail (2.6%)
Alimentation Couche-Tard, Inc.	9,602	532,185
Costco Wholesale Corp.	2,435	1,760,262
George Weston Ltd.	2,100	276,364
Koninklijke Ahold Delhaize NV	14,652	444,503
Loblaw Cos. Ltd.	2,300	252,212
Sysco Corp.	2,687	199,698
Walmart, Inc.	29,297	1,738,777

		5,204,001

Food Products (2.6%)
Danone SA	5,704	356,696
General Mills, Inc.	11,700	824,382
Hershey Co. (The)	3,500	678,720
J M Smucker Co. (The)	2,200	252,670
Kellanova	7,700	445,522
McCormick & Co., Inc. (Non-Voting)	3,756	285,681
Mondelez International, Inc., Class A	18,800	1,352,472
Nestle SA (Registered)	9,351	937,992

		5,134,135

Household Products (2.3%)
Colgate-Palmolive Co.	12,800	1,176,576
Henkel AG & Co. KGaA (Preference)(q)	3,969	315,260
Kimberly-Clark Corp.	6,100	832,833
Procter & Gamble Co. (The)	14,100	2,301,120

		4,625,789

Personal Care Products (0.7%)
Beiersdorf AG	2,994	448,945
L’Oreal SA	776	362,490
Unilever plc (Cboe Europe)	4,078	210,969
Unilever plc (London Stock Exchange)	5,289	273,412

		1,295,816

Total Consumer Staples		21,481,516

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Chevron Corp.	4,500	725,715

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Enbridge, Inc.	35,500	$1,262,286
Equinor ASA	16,118	429,508
Exxon Mobil Corp.	10,600	1,253,662

Total Energy		3,671,171

Financials (15.8%)
Banks (3.9%)
ANZ Group Holdings Ltd.	16,680	301,872
Bank of Nova Scotia (The)	23,394	1,073,305
Canadian Imperial Bank of Commerce	9,000	420,107
DBS Group Holdings Ltd.	12,100	309,434
JPMorgan Chase & Co.	4,102	786,517
Mitsubishi UFJ Financial Group, Inc.	25,500	253,814
Mizuho Financial Group, Inc.	17,700	341,303
Nordea Bank Abp (Aquis Stock Exchange)	23,265	272,507
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	162,626
Oversea-Chinese Banking Corp. Ltd.	22,500	234,167
Royal Bank of Canada	19,062	1,844,236
Sumitomo Mitsui Financial Group, Inc.	5,700	323,571
Toronto-Dominion Bank (The)	14,414	855,113
United Overseas Bank Ltd.	27,600	611,892

		7,790,464

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,500	617,685
ASX Ltd.	7,512	307,544
Bank of New York Mellon Corp. (The)	7,700	434,973
BlackRock, Inc.	683	515,419
Cboe Global Markets, Inc.	1,900	344,185
CME Group, Inc.	2,850	597,474
Daiwa Securities Group, Inc.	33,000	241,618
Deutsche Boerse AG	2,051	395,943
Intercontinental Exchange, Inc.	6,366	819,686
Moody’s Corp.	1,700	629,561
S&P Global, Inc.	2,100	873,243
TMX Group Ltd.	9,500	251,534

		6,028,865

Financial Services (2.8%)
Berkshire Hathaway, Inc., Class B*	4,500	1,785,285
Fiserv, Inc.*	5,339	815,105
Mastercard, Inc., Class A	2,625	1,184,400
Visa, Inc., Class A	7,000	1,880,270

		5,665,060

Insurance (6.1%)
Aflac, Inc.	8,800	736,120
Allianz SE (Registered)	2,508	712,284
Aon plc, Class A	2,200	620,422
Assicurazioni Generali SpA	20,746	506,213
Chubb Ltd.	2,400	596,736
Hannover Rueck SE	1,052	260,877
Hartford Financial Services Group, Inc. (The)	2,600	251,914
Intact Financial Corp.	3,000	493,088
Loews Corp.	5,300	398,295
Marsh & McLennan Cos., Inc.	7,000	1,396,010
MS&AD Insurance Group Holdings, Inc.	25,500	457,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,413	620,967
NN Group NV	7,477	344,715
Progressive Corp. (The)	2,800	583,100
Sampo OYJ, Class A	10,515	425,572
Sompo Holdings, Inc.	28,800	566,949
Sun Life Financial, Inc.	10,300	525,905
Swiss Re AG	3,896	420,659
Tokio Marine Holdings, Inc.	9,600	301,444
Travelers Cos., Inc. (The)	3,265	692,702
W R Berkley Corp.	3,600	277,092
Willis Towers Watson plc	818	205,433
Zurich Insurance Group AG	1,542	742,145

		12,135,953

Total Financials		31,620,342

Health Care (11.0%)
Biotechnology (0.5%)
AbbVie, Inc.	1,312	213,384
Amgen, Inc.	1,211	331,741
Gilead Sciences, Inc.	6,013	392,048

		937,173

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	13,144	1,392,870
Becton Dickinson & Co.	3,000	703,800
Boston Scientific Corp.*	10,300	740,261
Edwards Lifesciences Corp.*	7,400	626,558
IDEXX Laboratories, Inc.*	562	276,931
Medtronic plc	15,872	1,273,569
ResMed, Inc.	1,200	256,788
Stryker Corp.	1,300	437,450

		5,708,227

Health Care Providers & Services (2.4%)
Cencora, Inc.	2,200	525,910
Cigna Group (The)	1,800	642,672
CVS Health Corp.	9,500	643,245
Elevance Health, Inc.	1,700	898,586
Molina Healthcare, Inc.*	656	224,417
UnitedHealth Group, Inc.	3,800	1,838,060

		4,772,890

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	2,904	397,964
Danaher Corp.	4,529	1,116,942
IQVIA Holdings, Inc.*	1,001	232,002
Mettler-Toledo International, Inc.*	200	245,940
Waters Corp.*	900	278,136

		2,270,984

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	21,686	952,883
Eli Lilly and Co.	1,749	1,366,144
GSK plc	11,495	238,277
Johnson & Johnson	12,263	1,773,107
Novartis AG (Registered)	8,181	790,211
Novo Nordisk A/S, Class B	8,130	1,044,831
Roche Holding AG	3,231	772,982
Sanofi SA	4,752	468,530

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	5,625	$895,725

		8,302,690

Total Health Care		21,991,964

Industrials (17.0%)
Aerospace & Defense (1.9%)
Airbus SE	2,956	485,784
General Dynamics Corp.	2,712	778,588
General Electric Co.	6,651	1,076,265
Lockheed Martin Corp.	2,248	1,045,162
Northrop Grumman Corp.	894	433,617

		3,819,416

Air Freight & Logistics (0.8%)
Deutsche Post AG	8,646	362,123
Expeditors International of Washington, Inc.	4,800	534,288
United Parcel Service, Inc., Class B	4,700	693,156

		1,589,567

Building Products (1.4%)
Allegion plc	5,500	668,580
Assa Abloy AB, Class B	13,662	363,812
Geberit AG (Registered)	619	330,543
Trane Technologies plc	4,500	1,428,030

		2,790,965

Commercial Services & Supplies (1.3%)
Brambles Ltd.	40,979	384,873
Cintas Corp.	844	555,639
Copart, Inc.*	10,314	560,153
Republic Services, Inc.	1,100	210,870
Waste Management, Inc.	4,300	894,486

		2,606,021

Construction & Engineering (0.1%)
WSP Global, Inc.	1,400	212,433

Electrical Equipment (1.3%)
ABB Ltd. (Registered)	10,619	514,947
Eaton Corp. plc	3,244	1,032,435
Emerson Electric Co.	2,195	236,577
GE Vernova, Inc.*	2,067	317,719
Schneider Electric SE	2,328	530,187

		2,631,865

Ground Transportation (1.3%)
Canadian National Railway Co.	2,346	284,744
CSX Corp.	26,701	887,007
Hankyu Hanshin Holdings, Inc.	8,100	212,267
Old Dominion Freight Line, Inc.	1,400	254,394
Union Pacific Corp.	4,056	961,921

		2,600,333

Industrial Conglomerates (1.1%)
Hitachi Ltd.	4,100	377,534
Honeywell International, Inc.	7,100	1,368,383
Siemens AG (Registered)	2,495	468,026

		2,213,943

Machinery (3.6%)
Atlas Copco AB, Class A	35,680	628,793
Caterpillar, Inc.	2,584	864,529
Deere & Co.	2,000	782,820
FANUC Corp.	8,500	248,767
Illinois Tool Works, Inc.	4,800	1,171,728
Knorr-Bremse AG	3,781	280,450
Otis Worldwide Corp.	3,900	355,680
PACCAR, Inc.	10,771	1,142,911
Pentair plc	5,900	466,631
Snap-on, Inc.	1,600	428,736
Volvo AB, Class B	22,816	583,641
Xylem, Inc.	1,854	242,318

		7,197,004

Professional Services (2.4%)
Automatic Data Processing, Inc.	5,705	1,379,982
Booz Allen Hamilton Holding Corp.	1,570	231,842
Broadridge Financial Solutions, Inc.	2,400	464,184
Jacobs Solutions, Inc.	1,600	229,648
Leidos Holdings, Inc.	2,034	285,207
Paychex, Inc.	4,091	486,052
Thomson Reuters Corp.	2,970	448,591
Verisk Analytics, Inc.	1,600	348,736
Wolters Kluwer NV	6,349	949,301

		4,823,543

Trading Companies & Distributors (1.8%)
Brenntag SE	4,227	337,649
Fastenal Co.	12,442	845,310
ITOCHU Corp.	16,000	715,455
Mitsui & Co. Ltd.	10,300	496,383
Sumitomo Corp.	16,800	440,610
WW Grainger, Inc.	800	737,080

		3,572,487

Total Industrials		34,057,577

Information Technology (18.9%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	14,846	697,465
Motorola Solutions, Inc.	2,700	915,705

		1,613,170

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	8,700	1,050,699
CDW Corp.	3,200	773,952
TE Connectivity Ltd.	2,800	396,144

		2,220,795

IT Services (1.4%)
Accenture plc, Class A	3,402	1,023,696
Bechtle AG	5,404	261,249
Gartner, Inc.*	900	371,331
International Business Machines Corp.	5,138	853,936
VeriSign, Inc.*	1,395	236,425

		2,746,637

Semiconductors & Semiconductor Equipment (5.2%)
Applied Materials, Inc.	3,045	604,889
ASML Holding NV	1,110	967,501
Broadcom, Inc.	1,087	1,413,393
KLA Corp.	500	344,645
NVIDIA Corp.	7,429	6,418,805
NXP Semiconductors NV	2,814	720,919

		10,470,152

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Software (6.3%)
Adobe, Inc.*	1,761	$815,044
Autodesk, Inc.*	1,948	414,632
Cadence Design Systems, Inc.*	2,231	614,930
Fair Isaac Corp.*	200	226,666
Microsoft Corp.	21,006	8,178,266
Oracle Corp.	6,504	739,830
Roper Technologies, Inc.	1,600	818,336
Synopsys, Inc.*	1,445	766,702

		12,574,406

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	42,637	7,262,360
Canon, Inc.	10,500	284,134
FUJIFILM Holdings Corp.	11,100	236,435
NetApp, Inc.	2,900	296,409

		8,079,338

Total Information Technology		37,704,498

Materials (2.0%)
Chemicals (1.5%)
Air Liquide SA	1,364	267,035
Corteva, Inc.	4,900	265,237
Ecolab, Inc.	3,400	768,910
Givaudan SA (Registered)	154	658,236
Mitsubishi Chemical Group Corp.	37,400	217,757
Sherwin-Williams Co. (The)	2,900	868,869

		3,046,044

Metals & Mining (0.5%)
BHP Group Ltd.	7,744	213,543
Franco-Nevada Corp.	3,100	373,175
Wheaton Precious Metals Corp.	5,889	306,802

		893,520

Total Materials		3,939,564

Real Estate (1.7%)
Diversified REITs (0.2%)
Nomura Real Estate Master Fund, Inc. (REIT)	305	291,767

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	3,688	376,360

Real Estate Management & Development (0.1%)
Mitsubishi Estate Co. Ltd.	15,400	282,746

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	2,200	417,054
Equity Residential (REIT)	3,400	218,960

		636,014

Specialized REITs (0.9%)
American Tower Corp. (REIT)	3,200	548,992
Crown Castle, Inc. (REIT)	3,573	335,076
Iron Mountain, Inc. (REIT)	3,300	255,816
Public Storage (REIT)	2,300	596,735

		1,736,619

Total Real Estate		3,323,506

Utilities (4.0%)
Electric Utilities (1.9%)
Chubu Electric Power Co., Inc.	18,300	235,347
Enel SpA	114,379	753,292
Eversource Energy	10,900	660,758
Exelon Corp.	17,371	652,802
Hydro One Ltd. (m)	13,760	385,418
Iberdrola SA	47,505	583,634
Terna - Rete Elettrica Nazionale	58,178	463,542

		3,734,793

Gas Utilities (0.4%)
Atmos Energy Corp.	5,688	670,615
Hong Kong & China Gas Co. Ltd.	308,000	234,659

		905,274

Multi-Utilities (1.7%)
Consolidated Edison, Inc.	7,600	717,440
E.ON SE	37,794	499,138
National Grid plc	26,197	343,907
Public Service Enterprise Group, Inc.	12,100	835,868
Sempra	14,500	1,038,635

		3,434,988

Total Utilities		8,075,055

Total Common Stocks (99.1%) (Cost $170,676,296)		198,046,639

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	100	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.24% (7 day yield) (xx)	234,462	$234,462

Total Short-Term Investment (0.1%) (Cost $234,462)		234,462

Total Investments in Securities (99.2%) (Cost $170,910,758)		198,281,101
Other Assets Less Liabilities (0.8%)		1,642,987

Net Assets (100%)		$199,924,088

*	Non-income producing.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

for purposes of the Securities Act of 1933. At April 30, 2024, the market value or fair value, as applicable, of these securities amounted to $385,418 or 0.2% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2024.
(xx)

At April 30, 2024, the Fund had loaned securities with a total value of $217,670. This was collateralized by cash of $234,462 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Country Diversification As a Percentage of Total Net Assets
Australia	1.1%
Brazil	0.2
Canada	4.9
China	0.4
Denmark	0.5
Finland	0.4
France	0.8
Germany	3.0
Hong Kong	0.1
Italy	0.9
Japan	4.0
Netherlands	1.5
New Zealand	0.1
Norway	0.2
Singapore	0.6
Spain	0.4
Sweden	0.8
Switzerland	1.8
United Kingdom	0.5
United States	77.0
Cash and Other	0.8

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,807,271	$1,763,082	$—		$13,570,353
Consumer Discretionary	15,755,932	2,855,161	—		18,611,093
Consumer Staples	17,621,402	3,860,114	—		21,481,516
Energy	3,241,663	429,508	—		3,671,171
Financials	22,504,915	9,115,427	—		31,620,342
Health Care	18,677,133	3,314,831	—		21,991,964
Industrials	25,346,432	8,711,145	—		34,057,577
Information Technology	35,955,179	1,749,319	—		37,704,498
Materials	2,582,993	1,356,571	—		3,939,564
Real Estate	2,748,993	574,513	—		3,323,506
Utilities	4,961,536	3,113,519	—		8,075,055
Short-Term Investment
Investment Company	234,462	—	—		234,462
Warrant
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$161,437,911	$36,843,190	$—		$198,281,101

Total Liabilities	$—	$—	$—		$—

Total	$161,437,911	$36,843,190	$—		$198,281,101

(a) Value is zero.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2024 (Unaudited)

The Fund held no derivatives contracts during the six months ended April 30, 2024. Investment security transactions for the six months ended April 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,490,220
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,531,072

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,529,116
Aggregate gross unrealized depreciation	(5,660,576)

Net unrealized appreciation	$26,868,540

Federal income tax cost of investments in securities and derivative instruments, if applicable	$171,412,561

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $170,910,758)	$198,281,101
Foreign cash (Cost $118,690)	118,222
Receivable for securities sold	3,591,474
Dividends, interest and other receivables	498,198
Receivable for Fund shares sold	393,210
Prepaid registration and filing fees	26,474
Securities lending income receivable	2,542

Total assets	202,911,221

LIABILITIES
Overdraft payable	2,524,399
Payable for return of collateral on securities loaned	234,462
Investment advisory fees payable	79,433
Payable for Fund shares repurchased	62,544
Transfer agent fees payable	27,219
Administrative fees payable	26,001
Distribution fees payable – Class A	1,200
Distribution fees payable – Class R	1,137
Trustees’ fees payable	379
Payable for securities purchased	68
Distribution fees payable – Class T**	37
Accrued expenses	30,254

Total liabilities	2,987,133

Commitments and contingent liabilities^
NET ASSETS	$199,924,088

Net assets were comprised of:
Paid in capital	$169,885,621
Total distributable earnings (loss)	30,038,467

Net assets	$199,924,088

Class A
Net asset value and redemption price per share, $5,678,901 / 331,403 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.14
Maximum sales charge (5.50% of offering price)	1.00

Maximum offering price per share	$18.14

Class I
Net asset value, offering and redemption price per share, $191,365,767 / 11,142,376 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.17

Class R
Net asset value, offering and redemption price per share, $2,702,039 / 158,025 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.10

Class T**
Net asset value and redemption price per share, $177,381 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.17
Maximum sales charge (2.50% of offering price)	0.44

Maximum offering price per share	$17.61

(x)	Includes value of securities on loan of $217,670.
^	See Note 2 in Notes to the Financial Statements.
**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $126,200 foreign withholding tax)	$2,250,653
Interest	9,857
Securities lending (net)	6,355

Total income	2,266,865

EXPENSES
Investment advisory fees	716,980
Administrative fees	153,671
Transfer agent fees	106,017
Professional fees	60,131
Printing and mailing expenses	25,308
Registration and filing fees	21,993
Custodian fees	17,878
Distribution fees – Class A	7,084
Distribution fees – Class R	6,454
Trustees’ fees	3,824
Distribution fees – Class T**	216
Miscellaneous	20,199

Gross expenses	1,139,755
Less: Waiver from investment adviser	(254,683)
Waiver from distributor	(216)

Net expenses	884,856

NET INVESTMENT INCOME (LOSS)	1,382,009

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,276,963
Foreign currency transactions	734

Net realized gain (loss)	5,277,697

Change in unrealized appreciation (depreciation) on:
Investments in securities	23,520,543
Foreign currency translations	(3,961)

Net change in unrealized appreciation (depreciation)	23,516,582

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,794,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,176,288

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,382,009	$2,480,789
Net realized gain (loss)	5,277,697	445,721
Net change in unrealized appreciation (depreciation)	23,516,582	6,907,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,176,288	9,833,644

Distributions to shareholders:
Class A	(68,338)	(41,330)
Class I	(2,810,471)	(1,652,986)
Class R	(24,200)	(9,040)
Class T**	(2,483)	(1,614)

Total distributions to shareholders	(2,905,492)	(1,704,970)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 25,755 and 37,543 shares, respectively ]	424,194	565,321
Capital shares issued in reinvestment of dividends [ 4,167 and 2,774 shares, respectively ]	68,338	41,330
Capital shares repurchased [ (29,268) and (55,092) shares, respectively ]	(495,443)	(836,037)

Total Class A transactions	(2,911)	(229,386)

Class I
Capital shares sold [ 1,678,536 and 3,973,319 shares, respectively ]	28,301,747	60,284,429
Capital shares issued in reinvestment of dividends [ 171,020 and 110,705 shares, respectively ]	2,808,138	1,651,723
Capital shares repurchased [ (2,538,198) and (2,877,536) shares, respectively ]	(42,801,105)	(43,620,496)

Total Class I transactions	(11,691,220)	18,315,656

Class R
Capital shares sold [ 28,282 and 61,544 shares, respectively ]	473,696	933,269
Capital shares issued in reinvestment of dividends [ 1,477 and 607 shares, respectively ]	24,200	9,040
Capital shares repurchased [ (15,376) and (16,467) shares, respectively ]	(259,999)	(252,479)

Total Class R transactions	237,897	689,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,456,234)	18,776,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,814,562	26,904,774
NET ASSETS:
Beginning of period	184,109,526	157,204,752

End of period	$199,924,088	$184,109,526

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.90		$14.15	$17.61	$13.34	$13.34	$12.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.15	0.14	0.14	0.15
Net realized and unrealized gain (loss)	2.35		0.70	(2.37)	4.29	0.14	1.67

Total from investment operations	2.44		0.87	(2.22)	4.43	0.28	1.82

Less distributions:
Dividends from net investment income	(0.20)		(0.12)	(0.13)	(0.08)	(0.13)	(0.14)
Distributions from net realized gains	—		— #	(1.11)	(0.08)	(0.15)	(0.43)

Total dividends and distributions	(0.20)		(0.12)	(1.24)	(0.16)	(0.28)	(0.57)

Net asset value, end of period	$17.14		$14.90	$14.15	$17.61	$13.34	$13.34

Total return (b)	16.45%		6.14%	(13.73)%	33.49%	2.07%	15.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,679		$4,929	$4,888	$4,978	$3,278	$2,014
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.10%	1.14%	1.15%
Before waivers and reimbursements (a)(f)	1.35%		1.41%	1.42%	1.48%	1.83%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.11%		1.15%	0.96%	0.89%	1.04%	1.19%
Before waivers and reimbursements (a)(f)	0.86%		0.84%	0.64%	0.51%	0.35%	0.08%
Portfolio turnover rate^	16	%(z)	34%	38%	59%	42%	31%

Class I	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.95		$14.19	$17.66	$13.37	$13.37	$12.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21	0.19	0.19	0.17	0.19
Net realized and unrealized gain (loss)	2.35		0.71	(2.38)	4.29	0.14	1.67

Total from investment operations	2.46		0.92	(2.19)	4.48	0.31	1.86

Less distributions:
Dividends from net investment income	(0.24)		(0.16)	(0.17)	(0.11)	(0.16)	(0.17)
Distributions from net realized gains	—		— #	(1.11)	(0.08)	(0.15)	(0.43)

Total dividends and distributions	(0.24)		(0.16)	(1.28)	(0.19)	(0.31)	(0.60)

Net asset value, end of period	$17.17		$14.95	$14.19	$17.66	$13.37	$13.37

Total return (b)	16.53%		6.46%	(13.56)%	33.87%	2.30%	16.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191,366		$176,892	$150,789	$124,320	$46,777	$23,959
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.89%	0.90%
Before waivers and reimbursements (a)(f)	1.10%		1.16%	1.17%	1.23%	1.58%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.36%		1.40%	1.23%	1.16%	1.27%	1.49%
Before waivers and reimbursements (a)(f)	1.11%		1.09%	0.90%	0.78%	0.58%	0.37%
Portfolio turnover rate^	16	%(z)	34%	38%	59%	42%	31%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.85		$14.10	$17.56	$13.30	$13.31	$12.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.14	0.11	0.10	0.10	0.12
Net realized and unrealized gain (loss)	2.34		0.69	(2.37)	4.29	0.14	1.67

Total from investment operations	2.41		0.83	(2.26)	4.39	0.24	1.79

Less distributions:
Dividends from net investment income	(0.16)		(0.08)	(0.09)	(0.05)	(0.10)	(0.11)
Distributions from net realized gains	—		— #	(1.11)	(0.08)	(0.15)	(0.43)

Total dividends and distributions	(0.16)		(0.08)	(1.20)	(0.13)	(0.25)	(0.54)

Net asset value, end of period	$17.10		$14.85	$14.10	$17.56	$13.30	$13.31

Total return (b)	16.30%		5.90%	(13.97)%	33.21%	1.75%	15.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,702		$2,134	$1,381	$936	$236	$151
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.35%	1.35%	1.39%	1.40%
Before waivers and reimbursements (a)(f)	1.60%		1.66%	1.68%	1.73%	2.09%	2.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.87%		0.89%	0.72%	0.64%	0.77%	1.00%
Before waivers and reimbursements (a)(f)	0.62%		0.58%	0.40%	0.26%	0.07%	(0.12)%
Portfolio turnover rate^	16	%(z)	34%	38%	59%	42%	31%

Class T**	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.95		$14.19	$17.65	$13.37	$13.37	$12.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21	0.18	0.18	0.17	0.19
Net realized and unrealized gain (loss)	2.35		0.71	(2.36)	4.29	0.14	1.67

Total from investment operations	2.46		0.92	(2.18)	4.47	0.31	1.86

Less distributions:
Dividends from net investment income	(0.24)		(0.16)	(0.17)	(0.11)	(0.16)	(0.17)
Distributions from net realized gains	—		— #	(1.11)	(0.08)	(0.15)	(0.43)

Total dividends and distributions	(0.24)		(0.16)	(1.28)	(0.19)	(0.31)	(0.60)

Net asset value, end of period	$17.17		$14.95	$14.19	$17.65	$13.37	$13.37

Total return (b)	16.53%		6.46%	(13.51)%	33.79%	2.30%	16.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177		$154	$147	$182	$138	$138
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.35%		1.41%	1.42%	1.48%	1.84%	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.36%		1.40%	1.20%	1.14%	1.28%	1.50%
Before waivers and reimbursements (a)(f)	0.86%		0.84%	0.63%	0.50%	0.33%	0.13%
Portfolio turnover rate^	16	%(z)	34%	38%	59%	42%	31%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with sixteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). Equitable Investment Management, LLC (“EIM” or the “Adviser”) is the investment adviser to each Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc., which is a publicly- owned company.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund and the 1290 Retirement 2055 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi- Alternative Strategies Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). The underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and are publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the sixteen Funds. Class T shares are currently not offered for sale. Additionally, 1290 Retirement Funds currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 Avantis® U.S. Large Cap Growth Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Essex Small Cap Growth Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

EIM contributed seed capital to the Fund listed below:

Funds:	Date	Class	Seed capital
1290 Avantis® U.S. Large Cap Growth (formerly, 1290 Retirement 2060)	11/30/2023	A	$100,000
1290 Avantis® U.S. Large Cap Growth (formerly, 1290 Retirement 2060)	11/30/2023	I	$18,900,000

The investment objectives of each Fund are as follows:

1290 Avantis® U.S. Large Cap Growth Fund (sub-advised by American Century Investment Management, Inc.) — Seeks to provide long-term growth of capital.

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 Essex Small Cap Growth Fund (sub-advised by Essex Investment Management Company, LLC) — Seeks long-term growth of capital.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income.

1290 Loomis Sayles Multi-Asset Income Fund (sub-advised by Loomis, Sayles & Company, L.P.) — Seeks to provide income and total return through principally investing in income generating securities and investments.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees (the “Board”) of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

The Adviser also serves as the administrator of the Funds. The Administrator oversees the calculation of the NAV of the Funds and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Funds’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2024, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Fund applies for refunds where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal, state and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2023, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Each Fund (other than the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund) generally distributes most or all of its net investment income and net realized gains, if any, annually. Each of the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund normally distributes dividends from its net investment income monthly and distributes its net realized gains, if any, annually. Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2023 and October 31, 2022 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2023 are presented in the following table. For the Funds, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (1290 Diversified Bond), capital loss carryforwards (1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 High Yield Bond, 1290 Multi-Alternative Strategies and 1290 SmartBeta Equity), deferral of losses on offsetting positions (1290 Loomis Sayles Multi-Asset Income), partnership basis adjustments (1290 Multi-Alternative Strategies) and wash sale loss deferrals (1290 Diversified Bond, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond, 1290 Loomis Sayles Multi-Asset Income, 1290 Multi-Alternative Strategies, 1290 Retirement 2020, 1290 Retirement 2025, 1290 Retirement 2030, 1290 Retirement 2035 and 1290 Retirement 2050).

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	Year Ended October 31, 2023		As of October 31, 2023		Year Ended October 31, 2022
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Avantis® U.S. Large Cap Growth* (formerly, 1290 Retirement 2060)	$112,234	$98,870	$62,050	$72,647	$60,223	$56,775
1290 Diversified Bond	15,606,684	—	—	—	15,789,422	—
1290 Essex Small Cap Growth	73,637	—	—	—	—	—
1290 GAMCO Small/Mid Cap Value	248,039	2,550,136	1,082,312	3,909,012	3,318,337	6,937,069
1290 High Yield Bond	3,658,332	—	—	—	3,240,660	—
1290 Loomis Sayles Multi-Asset Income	2,420,631	1,048,196	946,755	—	6,031,882	1,904,182
1290 Multi-Alternative Strategies	349,910	—	231,519	—	360,960	1,243,789
1290 Retirement 2020	204,241	570,728	117,498	90,190	166,329	463,440
1290 Retirement 2025	389,577	735,181	241,333	312,846	288,656	860,778
1290 Retirement 2030	195,023	519,067	121,296	80,516	122,307	128,767
1290 Retirement 2035	242,334	550,396	125,091	143,495	166,168	—
1290 Retirement 2040	132,662	27,410	80,116	56,874	65,632	57,624
1290 Retirement 2045	162,933	122,800	91,341	129,169	101,057	376,691
1290 Retirement 2050	147,935	33,174	88,692	36,716	71,905	67,676
1290 Retirement 2055	109,392	87,850	59,550	164,616	61,562	24,624
1290 SmartBeta Equity	1,704,970	—	2,539,876	—	3,843,892	6,057,833

The following Funds had a Return of Capital during the year ended October 31, 2023:

Funds:	Return of Capital
1290 Diversified Bond	$8,391,802
1290 High Yield Bond	31,809

The following Funds had a Return of Capital during the year ended October 31, 2022:

Funds:	Return of Capital
1290 High Yield Bond	$121,909

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$—	$—	$77,112,534	$78,279,056
1290 Essex Small Cap Growth	7,561	—	2,148,541	—
1290 High Yield Bond	—	—	1,137,525	5,334,685
1290 Multi-Alternative Strategies	—	—	30,333	799,841
1290 SmartBeta Equity	441,231	—	3,116,153	—

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not

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accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

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During the six months ended April 30, 2024, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Fund that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal

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amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

A Fund may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward settling transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines

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or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the

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accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged as collateral by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

Securities Lending:

During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its portfolio securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the

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Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At April 30, 2024, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Fund’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Fund’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long- term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other securities markets, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the value of market, sectors, or companies in which a Portfolio invests.

Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Fund’s debt securities generally declines. Conversely, when interest rates decline, the value of a Fund’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Fund.

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Due to concerns regarding recent high inflation in many sectors of the U.S. and global economies, the U.S. Federal Reserve and many foreign central banks and monetary authorities raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

Prior to June 30, 2023, many debt securities, derivatives and other financial instruments, including some of the Portfolios’ investments, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations; however, LIBOR settings for all maturities and currencies ceased to be published on a representative basis after June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Bank working groups and regulators in other countries have suggested other alternatives for their respective markets. However, there are risks associated with using a new reference or benchmark rate with respect to existing or new investments and transactions. The SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Fund, which could negatively affect a Fund’s performance and/or net asset value.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Tensions, war, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Avantis® U.S. Large Cap Growth* (formerly, 1290 Retirement 2060)	0.500% of average daily net assets
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 Essex Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Loomis Sayles Multi-Asset Income	0.650	0.600	0.575	0.550	0.525
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*

The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time at the discretion of the Distributor. The amounts waived for the period ended April 30, 2024 are included in Waiver from distributor on the Statement of Operations for each Fund and are not eligible for recoupment.

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with SS&C GIDS, Inc. (“Transfer Agent”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, the Transfer Agent receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. As of April 30, 2024, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees and extraordinary expenses not incurred in the ordinary course of such Fund’s business) through April 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to make payments or waive or limit its fees so that the total annual operating expenses do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Avantis® U.S. Large Cap Growth* (formerly, 1290 Retirement 2060)	0.65%
1290 Diversified Bond	0.50
1290 Essex Small Cap Growth	0.88
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Loomis Sayles Multi-Asset Income	0.80
1290 Multi-Alternative Strategies	0.85
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the amount of any such payments or waivers provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2024,

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

the Funds did not incur recoupment fees and as of April 30, 2024, no commitment or contingent liability is expected. At April 30, 2024, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2024	2025	2026	2027
1290 Avantis® U.S. Large Cap Growth (formerly, 1290 Retirement 2060)	$73,966	$124,402	$129,096	$67,418	$394,882
1290 Diversified Bond	1,530,105	3,005,779	3,030,013	1,331,771	8,897,667
1290 Essex Small Cap Growth	—	202,116	412,087	115,365	729,568
1290 GAMCO Small/Mid Cap Value	123,648	393,763	411,133	172,820	1,101,364
1290 High Yield Bond	117,248	280,965	299,929	134,633	832,775
1290 Loomis Sayles Multi-Asset Income	78,729	302,294	282,902	131,562	795,487
1290 Multi-Alternative Strategies	39,896	110,420	122,841	52,347	325,504
1290 Retirement 2020	71,253	126,767	126,214	51,842	376,076
1290 Retirement 2025	72,944	137,099	133,596	60,440	404,079
1290 Retirement 2030	72,611	125,762	127,176	54,592	380,141
1290 Retirement 2035	71,736	130,199	129,923	57,054	388,912
1290 Retirement 2040	72,365	123,023	126,010	52,019	373,417
1290 Retirement 2045	73,440	126,549	127,739	54,330	382,058
1290 Retirement 2050	72,748	123,486	127,733	54,046	378,013
1290 Retirement 2055	73,180	123,400	126,530	51,171	374,281
1290 SmartBeta Equity	205,221	475,250	556,893	254,683	1,492,047

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2024, the proceeds retained from sales and redemptions are as follows:

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Diversified Bond	$20,457	$—	$—
1290 Essex Small Cap Growth	57	—	—
1290 GAMCO Small/Mid Cap Value	10,546	—	—
1290 High Yield Bond	5,846	—	—
1290 Loomis Sayles Multi-Asset Income	19,931	—	—
1290 Multi-Alternative Strategies	30	—	—
1290 SmartBeta Equity	17,631	—	—

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2024 (Unaudited)

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended April 30, 2024, the two trusts in the fund complex reimbursed EIM and EIMG for $290,000 of the Chief Compliance Officer’s compensation, including $2,319 reimbursed by the Trust.

Note 5	Percentage of Ownership by Affiliates

At April 30, 2024, EIMG and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Avantis® U.S. Large Cap Growth (formerly, 1290 Retirement 2060)	54%
1290 Essex Small Cap Growth	19
1290 GAMCO Small/ Mid Cap Value	17
1290 High Yield Bond	8
1290 Loomis Sayles Multi-Asset Income	68
1290 Multi-Alternative Strategies	62
1290 Retirement 2020	100
1290 Retirement 2025	98
1290 Retirement 2030	99
1290 Retirement 2035	99
1290 Retirement 2040	99
1290 Retirement 2045	98
1290 Retirement 2050	99
1290 Retirement 2055	100

Shares of 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust. The following table shows the percentage of ownership of the net assets of each Fund by a series of EQ Advisors Trust as of April 30, 2024.

Portfolios:	1290 Avantis® U.S. Large Cap Growth (formerly, 1290 Retirement 2060)	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/All Asset Growth Allocation	5.46%	1.24%	—%	—%	—%	—%
EQ/Conservative Allocation	0.82	4.89	—	—	—	—
EQ/Conservative-Plus Allocation	0.86	4.30	—	—	—	—
EQ/Moderate Allocation	5.61	22.75	—	—	—	—
EQ/Moderate-Plus Allocation	6.11	17.24	—	—	—	—
EQ/Aggressive Allocation	4.30	2.32	—	—	—	—
Equitable Conservative Growth MF/ETF	1.34	4.00	4.57	2.43	9.79	3.88
Equitable Growth MF/ETF	0.48	0.08	2.85	1.51	1.73	3.35
Equitable Moderate Growth MF/ETF	0.30	0.55	1.96	1.03	1.57	1.90
Target 2015 Allocation	—	0.62	—	—	—	—
Target 2025 Allocation	—	1.72	—	—	—	—
Target 2035 Allocation	—	1.46	—	—	—	—
Target 2045 Allocation	—	0.90	—	—	—	—
Target 2055 Allocation	—	0.16	—	—	—	—

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2024 (Unaudited)

Note 6	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2024, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Investment Management Group, LLC, a wholly-owned subsidiary of Equitable Financial Life Insurance Company, may be deemed to be a control person with respect to the 1290 Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFIN#840254 1290SAR043024

© 2024 Equitable Holdings, Inc. All rights reserved.

1345 Avenue of the Americas, New York, NY 10105.

Equitable Financial Life Insurance Company

Item 1(b):

Not Applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
July 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
July 1, 2024

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
July 1, 2024